UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - June 30, 2005

Item 1:	Reports to Shareholders

Vanguard ® Bond Index Funds
June 30, 2005

CONTENTS
1	CHAIRMAN'S LETTER
6	FUND PROFILES
10	GLOSSARY OF INVESTMENT TERMS
11	PERFORMANCE SUMMARIES
14	FINANCIAL STATEMENTS
113	ABOUT YOUR FUND'S EXPENSES
115	ADVISORY AGREEMENT

SUMMARY
•	The Vanguard Bond Index Funds closely tracked their target indexes in the first half of 2005, with returns ranging from 1.0% to 7.3%.
•	The bond market featured unusual yield variations at the short and long ends of the maturity spectrum: Short-term bond yields rose, while longer-term yields generally declined.
•	Each fund matched or exceeded the return of its average mutual fund peer.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.
•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•	Communicate candidly not only about the rewards of investing but also about the risks and costs.
•	Maintain highly effective controls to safeguard your assets and protect your confidential information.
•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN’S LETTER

Dear Shareholder,
The returns from investment-grade bonds during the first half of 2005 were rather modest relative to those seen in the recent past. Rising yields weighed on prices at the short end of the maturity spectrum, while the opposite phenomenon unfolded at the longer end.

Total Returns	Six Months Ended June 30, 2005

Vanguard Total Bond Market Index Fund
Investor Shares	2.5%
Admiral Shares	2.6
Institutional Shares	2.6
Lehman Aggregate Bond Index	2.5
Average Intermediate
Investment Grade Debt Fund*	2.0

Vanguard Short-Term Bond Index Fund
Investor Shares	1.0%
Admiral Shares	1.0
Lehman 1-5 Year
Government/Credit Index	1.0
Average 1-5 Year
Investment Grade Debt Fund*	1.0

Vanguard Intermediate-Term Bond Index Fund
Investor Shares	2.7%
Admiral Shares	2.8
Lehman 5-10 Year
Government/Credit Index	2.7
Average Intermediate
Investment Grade Debt Fund*	2.0

Vanguard Long-Term Bond Index Fund	7.3%
Lehman Long Government/Credit Index	7.2
Average Corporate A-Rated Debt Fund*	2.2

*Derived from data provided by Lipper Inc.

In this environment, the four Vanguard Bond Index Funds posted six-month returns ranging from 1.0% for the Short-Term Bond Index Fund to 7.3% for the Long-Term Bond Index Fund. The funds with longer average effective maturities posted the higher returns.

The table on the left presents the total returns—capital change plus reinvested distributions—for the funds and their comparative yardsticks. Note that each fund fulfilled its objective of closely tracking its target index’s performance and matched or surpassed the average return for its peer group.

The table on page 5 presents detailed performance figures for each fund as of June 30, including net asset values, distributions, and yields.

Admiral™Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares also carries low expenses and is available for a minimum investment of $5 million.

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the taxable investment-grade bond market, gained 2.5% during the six months. U.S. government and municipal issues performed best, while corporate securities matched the index return and mortgage-backed debt trailed.

The Federal Reserve Board raised the target federal funds rate by a total of 1 percentage point in four equal steps, taking it to 3.25% by the end of the period. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow, as bond prices were propped up by demand for the securities from foreign buyers and pension funds. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending); slower corporate profit growth; and mounting trade and budget deficits. Some analysts wondered whether even the home-buying spree was a problem, given signs that some buyers are speculating on real estate.

Value stocks—those with prices below average, given the companies’ book value and other criteria—prolonged their five-year roll of outperforming growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-capitalization stocks topped those of the market’s smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the States and in Europe widened.

IN AN UNUSUAL BOND MARKET, THE FUNDS MET THEIR OBJECTIVES

The funds successfully tracked their indexes during the period and achieved solid results despite the unusual interest rate environment. The spread between short-term and long-term rates continued to narrow in the half-year, as it had during calendar 2004. For example, the yield of the Short-Term Bond Index Fund’s Investor Shares was 3.24% as the period began and 3.74% at the end. On the other hand, the yield of the Long-Term Bond Index Fund started at 5.13% and ended at 4.58%.

Components of Total Returns
	Six Months Ended June 30, 2005
Index Fund (Investor Shares)	Income	Capital	Total

Total Bond Market	2.2%	0.3%	2.5%
Short-Term Bond	1.7	-0.7	1.0
Intermediate-Term Bond	2.3	0.4	2.7
Long-Term Bond	2.6	4.7	7.3

Of course, a basic tenet of bond investing is that when interest rates rise, bond prices fall. This was indeed the case for the Short-Term Bond Index Fund, which experienced a modest price decline that was more than offset by its income return. The Intermediate-Term and Total Bond Market Index Funds experienced very small price increases, while the Long-Term Bond Index Fund saw a greater gain in its price. The table above shows the six-month return for each fund’s Investor Shares broken into income and capital components.

For index funds, of course, the investment environment is really only background. The funds’ main objective is to track the performance of their benchmarks as closely as possible, no matter what the market is doing. On this count, all four of our funds were successful in the half-year: They equaled or slightly exceeded their respective benchmarks’ returns, even though the indexes—unlike the funds—have no costs to account for. This success is a credit to the skills of Vanguard Fixed Income Group, the funds’ advisor. The group’s proprietary trading and portfolio construction methods, together with its skillful management, have helped Vanguard become a leading bond index fund provider. Indeed, in April 2005, our indexed bond assets under management surpassed $50 billion. Another important factor is our funds’ low costs, which historically have provided a competitive edge over higher-cost mutual funds.

DON’T DISCOUNT THE VALUE OF BONDS

The past six months have been a strange time for bond investors, with short-term rates rising and long-term rates moving lower. Whatever the situation, however, bonds remain an important component of a long-term portfolio, providing both risk control and diversification benefits. The lower volatility of bonds’ principal and their interest income can moderate the effects of the stock market’s unpredictable vacillations.

Annualized Expense Ratios:*
Your fund compared with its peer group
Index Fund	Investor Shares	Admiral Shares	Institutional Shares	Peer Group

Total Bond Market	0.20%	0.11%	0.07%	1.01%
Short-Term Bond	0.18	0.11	—	0.94
Intermediate-Term Bond	0.18	0.11	—	1.01
Long-Term Bond	0.18	—	—	1.14

*	Fund expense ratios reflect the six months ended June 30, 2005. Peer groups are: for the Total Bond Market Index and Intermediate-Term Bond Index Funds, the Average Intermediate Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

If you are interested in fine-tuning your investment plan, or would like to explore a vast array of educational material useful to both beginning and seasoned investors, I encourage you to visit Vanguard.com. Our website also provides many interactive tools that you might find useful.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 18, 2005

Your Fund's Performance at a Glance			December 31, 2004-June 30, 2005
			Distributions Per Share
Index Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains	SEC Yield

Total Bond Market
Investor Shares	$10.27	$10.30	$0.222	$0.002	4.26%
Admiral Shares	10.27	10.30	0.226	0.002	4.35
Institutional Shares	10.27	10.30	0.228	0.002	4.39

Short-Term Bond
Investor Shares	$10.14	$10.07	$0.165	$0.000	3.74%
Admiral Shares	10.14	10.07	0.169	0.000	3.81

Intermediate-Term Bond
Investor Shares	$10.68	$10.71	$0.246	$0.011	4.28%
Admiral Shares	10.68	10.71	0.250	0.011	4.35

Long-Term Bond	$11.82	$12.37	$0.301	$0.000	4.58%

As of 6/30/2005	FUND PROFILES These Profiles provide snapshots of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 10.

TOTAL BOND MARKET INDEX FUND
Financial Attributes
	Fund	Target Index*

Number of Issues	2,337	6,124
Yield		—
Investor Shares	4.3%
Admiral Shares	4.4%
Institutional Shares	4.4%
Yield to Maturity	4.5%**	4.5%
Average Coupon	5.6%	5.3%
Average Effective Maturity	6.8 years	6.8 years
Average Quality†	Aa1	Aa1
Average Duration	4.2 years	4.2 years
Expense Ratio		—
Investor Shares	0.20%††
Admiral Shares	0.11%††
Institutional Shares	0.07%††
Short-Term Reserves	0%	—

Volatility Measures
	Fund	Target Index*

R-Squared	0.99	1.00
Beta	0.99	1.00

Sector Diversification‡(% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	4%
Finance	9
Foreign	4
Government Mortgage-Backed	35
Industrial	10
Treasury/Agency	36
Utilities	2

Total	100%

Distribution by Credit Quality† (% of portfolio)

Aaa	78%
Aa	5
A	9
Baa	8

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1-5 Years	50
5-10 Years	34
10-20 Years	9
20-30 Years	6

Total	100%

Investment Focus

*	Lehman Aggregate Bond Index.
**	Before expenses.
†	Moody’s Investors Service.
††	Annualized.
‡	The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

SHORT-TERM BOND INDEX FUND
Financial Attributes
	Fund	Target Index*	Broad Index**

Number of Issues	639	1,676	6,124
Yield		—	—
Investor Shares	3.7%
Admiral Shares	3.8%
Yield to Maturity	3.9%†	3.9%	4.5%
Average Coupon	4.7%	4.3%	5.3%
Average Effective Maturity	2.7 years	2.7 years	6.8 years
Average Quality††	Aa1	Aa1	Aa1
Average Duration	2.5 years	2.5 years	4.2 years
Expense Ratio		—
Investor Shares	0.18%‡
Admiral Shares	0.11%‡
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Target Index*	Fund	Broad Index**

R-Squared	0.98	1.00	0.92	1.00
Beta	0.98	1.00	0.58	1.00

Sector Diversification‡‡(% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	12
Foreign	7
Government Mortgage-Backed	0
Industrial	10
Treasury/Agency	69
Utilities	2

Total	100%

Distribution by Credit Quality††(% of portfolio)
Aaa	75%
Aa	7
A	11
Baa	7

Total	100%

Distribution by Maturity (% of portfolio)
Under 1 Year	1%
1-3 Years	58
3—5 Years	39
Over 5 Years	2

Total	100%

Investment Focus

*	Lehman 1–5 Year Government/Credit Index.
**	Lehman Aggregate Bond Index.
†	Before expenses.
††	Moody’s Investors Service.
‡	Annualized.
‡‡	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.	Visit our website at Vanguard.com for regularly updated fund information.

INTERMEDIATE-TERM BOND INDEX FUND
Financial Attributes
	Fund	Target Index*	Broad Index**

Number of Issues	786	1,153	6,124
Yield		—	—
Investor Shares	4.3%
Admiral Shares	4.4%
Yield to Maturity	4.5%†	4.6%	4.5%
Average Coupon	6.1%	5.7%	5.3%
Average Effective Maturity	7.4 years	7.5 years	6.8 years
Average Quality††	Aa2	Aa2	Aa1
Average Duration	5.9 years	5.9 years	4.2 years
Expense Ratio		—	—
Investor Shares	0.18%‡
Admiral Shares	0.11%‡
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Target Index*	Fund	Broad Index**

R-Squared	0.99	1.00	0.97	1.00
Beta	0.99	1.00	1.50	1.00

Sector Diversification‡‡(% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	19
Foreign	6
Government Mortgage-Backed	0
Industrial	24
Treasury/Agency	46
Utilities	5

Total	100%

Distribution by Credit Quality†† (% of portfolio)
Aaa	49%
Aa	10
A	21
Baa	20

Total	100%

Distribution by Maturity (% of portfolio)
1-5 Years	3%
5-10 Years	92
10-20 Years	5

Total	100%

Investment Focus

*	Lehman 5–10 Year Government/Credit Index.
**	Lehman Aggregate Bond Index.
†	Before expenses.
††	Moody’s Investors Service.
‡	Annualized.
‡‡	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

LONG-TERM BOND INDEX FUND
Financial Attributes
	Fund	Target Index*	Broad Index**

Number of Issues	544	869	6,124
Yield	4.6%	—	—
Yield to Maturity	4.8%†	4.8%	4.5%
Average Coupon	7.3%	7.2%	5.3%
Average Effective Maturity	19.8 years	20.4 years	6.8 years
Average Quality††	Aa2	Aa2	Aa1
Average Duration	11.2 years	11.2 years	4.2 years
Expense Ratio	0.18%‡	—	—
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Target Index*	Fund	Broad Index**

R-Squared	1.00	1.00	0.95	1.00
Beta	1.00	1.00	2.31	1.00

Sector Diversification‡‡(% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	9
Foreign	7
Government Mortgage-Backed	0
Industrial	23
Treasury/Agency	57
Utilities	4

Total	100%

Distribution by Credit Quality††(% of portfolio)

Aaa	59%
Aa	6
A	17
Baa	18

Total	100%

Distribution by Maturity (% of portfolio)

5-10 Years	2%
10-20 Years	45
20-30 Years	52
Over 30 Years	1

Total	100%

Investment Focus

*	Lehman Long Government/Credit Index.
**	Lehman Aggregate Bond Index.
†	Before expenses.
††	Moody’s Investors Service.
‡	Annualized.
‡‡	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.	Visit our website at Vanguard.com for regularly updated fund information.

GLOSSARY OF INVE STMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

As of 6/30/2005	PERFORMANCE SUMMARIES
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TOTAL BOND MARKET INDEX FUND
Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005
	Total Bond Market Index Fund Investor Shares			Lehman*		Total Bond Market Index Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	10.6%	7.6%	18.2%	18.5%	2001	1.9%	6.5%	8.4%	8.4%
1996	-3.0	6.6	3.6	3.6	2002	2.4	5.9	8.3	10.3
1997	2.5	6.9	9.4	9.7	2003	-0.7	4.7	4.0	4.1
1998	2.2	6.4	8.6	8.7	2004	-0.2	4.4	4.2	4.3
1999	-6.8	6.0	-0.8	-0.8	2005	0.3	2.2	2.5	2.5
2000	4.2	7.2	11.4	11.6

*	Lehman Aggregate Bond Index.
**	Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 102–104 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Total Bond Market Index Fund
Investor Shares*	12/11/1986	6.68%	6.92%	0.53%	6.03%	6.56%
Admiral Shares	11/12/2001	6.77	4.71**	—	—	—
Institutional Shares	9/18/1995	6.80	7.05	0.52**	6.12**	6.64**

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Return since inception.

PERFORMANCE SUMMARIES (CONTINUED)

SHORT-TERM BOND INDEX FUND
Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005
	Short-Term Bond Index Fund Investor Shares			Lehman*		Short-Term Bond Index Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	6.0%	6.9%	12.9%	12.9%	2001	3.0%	5.9%	8.9%	9.0%
1996	-1.5	6.0	4.5	4.7	2002	1.5	4.6	6.1	8.1
1997	0.8	6.2	7.0	7.1	2003	0.1	3.3	3.4	3.4
1998	1.7	5.9	7.6	7.6	2004	-1.3	3.0	1.7	1.8
1999	-3.3	5.4	2.1	2.1	2005**	-0.7	1.7	1.0	1.0
2000	2.4	6.4	8.8	8.9

*	Lehman 1–5 Year Government/Credit Index.
**	Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 104 and 105 for dividend and capital gains information.

INTERMEDIATE-TERM BOND INDEX FUND
Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005
	Intermediate-Term Bond Index Fund Investor Shares			Lehman*		Intermediate-Term Bond Index Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	13.3%	7.8%	21.1%	21.4%	2001	2.6%	6.7%	9.3%	8.8%
1996	-3.9	6.5	2.6	2.7	2002	4.7	6.2	10.9	13.0
1997	2.4	7.0	9.4	9.4	2003	0.6	5.0	5.6	6.0
1998	3.5	6.6	10.1	10.1	2004	0.4	4.8	5.2	5.3
1999	-9.0	6.0	-3.0	-2.9	2005**	0.4	2.3	2.7	2.7
2000	5.4	7.4	12.8	12.4

*	Lehman 5–10 Year Government/Credit Index.
**	Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 105 and 106 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Short-Term Bond Index Fund
Investor Shares*	3/1/1994	2.84%	5.31%	0.39%	5.15%	5.54%
Admiral Shares	11/12/2001	2.91	3.07**	—	—	—

Intermediate-Term Bond Index Fund
Investor Shares*	3/1/1994	8.39%	8.54%	0.96%	6.21%	7.17%
Admiral Shares	11/12/2001	8.47	5.98**	—	—	—

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Return since inception.

LONG-TERM BOND INDEX FUND
Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005
	Long-Term Bond Index Fund			Lehman*		Long-Term Bond Index Fund			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	21.0%	8.7%	29.7%	29.9%	2001	1.6%	6.6%	8.2%	7.3%
1996	-6.8	6.5	-0.3	0.1	2002	7.8	6.6	14.4	14.8
1997	6.9	7.4	14.3	14.5	2003	0.0	5.5	5.5	5.9
1998	5.5	6.5	12.0	11.8	2004	2.8	5.6	8.4	8.6
1999	-13.5	5.6	-7.9	-7.7	2005**	4.7	2.6	7.3	7.2
2000	9.1	7.5	16.6	16.2

*	Lehman Long Government/Credit Index.
**	Six months ended June 30, 2005.
Note: See Financial Highlights tables on page 106 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Long-Term Bond Index Fund*	3/1/1994	16.81%	10.72%	2.25%	6.45%	8.70%

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

As of 6/30/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is minimal because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (68.8%)

U.S. Government Securities (25.5%)
U.S. Treasury Bond	10.375%	11/15/2012	$ 1,375	$ 1,585
U.S. Treasury Bond	12.000%	8/15/2013	122,800	153,001
U.S. Treasury Bond	11.250%	2/15/2015	68,175	107,695
U.S. Treasury Bond	10.625%	8/15/2015	8,825	13,679
U.S. Treasury Bond	9.875%	11/15/2015	71,350	106,712
U.S. Treasury Bond	9.250%	2/15/2016	130,675	189,438
U.S. Treasury Bond	7.500%	11/15/2016	20,069	26,322
U.S. Treasury Bond	8.750%	5/15/2017	178,610	256,613
U.S. Treasury Bond	8.875%	8/15/2017	228,890	332,893
U.S. Treasury Bond	8.875%	2/15/2019	100,025	148,787
U.S. Treasury Bond	8.125%	8/15/2019	158,020	224,093
U.S. Treasury Bond	8.500%	2/15/2020	264,525	388,148
U.S. Treasury Bond	8.750%	5/15/2020	40,575	60,888
U.S. Treasury Bond	8.750%	8/15/2020	2,675	4,028
U.S. Treasury Bond	7.875%	2/15/2021	105,012	148,756
U.S. Treasury Bond	8.125%	5/15/2021	3,175	4,601
U.S. Treasury Bond	8.125%	8/15/2021	197,225	286,623

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. Treasury Bond	8.000%	11/15/2021	$89,620	$129,235
U.S. Treasury Bond	7.625%	11/15/2022	137,830	194,491
U.S. Treasury Bond	7.125%	2/15/2023	5,200	7,034
U.S. Treasury Bond	6.250%	8/15/2023	525	655
U.S. Treasury Bond	6.000%	2/15/2026	500	617
U.S. Treasury Bond	6.750%	8/15/2026	24,460	32,792
U.S. Treasury Bond	6.500%	11/15/2026	775	1,014
U.S. Treasury Bond	6.625%	2/15/2027	17,125	22,731
U.S. Treasury Bond	6.375%	8/15/2027	53,775	69,782
U.S. Treasury Bond	5.500%	8/15/2028	3,100	3,655
U.S. Treasury Bond	5.250%	11/15/2028	11,135	12,736
U.S. Treasury Bond	6.125%	8/15/2029	72,275	92,410
U.S. Treasury Note	4.625%	5/15/2006	700	707
U.S. Treasury Note	7.000%	7/15/2006	211,825	219,205
U.S. Treasury Note	2.750%	7/31/2006	97,700	96,891
U.S. Treasury Note	2.375%	8/15/2006	62,000	61,196
U.S. Treasury Note	2.500%	9/30/2006	350,350	345,697
U.S. Treasury Note	6.500%	10/15/2006	213,550	221,291
U.S. Treasury Note	2.875%	11/30/2006	273,700	270,963
U.S. Treasury Note	3.000%	12/31/2006	298,075	295,374
U.S. Treasury Note	3.125%	1/31/2007	133,225	132,185
U.S. Treasury Note	3.750%	3/31/2007	301,475	301,994
U.S. Treasury Note	3.125%	5/15/2007	77,400	76,674
U.S. Treasury Note	2.750%	8/15/2007	146,125	143,430
U.S. Treasury Note	6.125%	8/15/2007	249,825	262,434
U.S. Treasury Note	3.000%	2/15/2008	33,500	32,966
U.S. Treasury Note	5.625%	5/15/2008	409,420	431,107
U.S. Treasury Note	3.250%	8/15/2008	69,125	68,282
U.S. Treasury Note	3.125%	9/15/2008	2,200	2,163
U.S. Treasury Note	3.125%	10/15/2008	5,125	5,037
U.S. Treasury Note	3.375%	11/15/2008	32,725	32,398
U.S. Treasury Note	3.375%	12/15/2008	33,700	33,363
U.S. Treasury Note	3.250%	1/15/2009	334,550	329,846
U.S. Treasury Note	2.625%	3/15/2009	87,375	84,194
U.S. Treasury Note	3.125%	4/15/2009	226,300	221,774
U.S. Treasury Note	3.875%	5/15/2009	9,575	9,632
U.S. Treasury Note	4.000%	6/15/2009	64,975	65,686
U.S. Treasury Note	3.625%	7/15/2009	120,300	119,905
U.S. Treasury Note	6.000%	8/15/2009	69,150	75,125
U.S. Treasury Note	3.375%	9/15/2009	89,100	87,875
U.S. Treasury Note	3.375%	10/15/2009	321,975	317,496
U.S. Treasury Note	3.500%	12/15/2009	31,500	31,215
U.S. Treasury Note	6.500%	2/15/2010	108,400	120,984
U.S. Treasury Note	4.000%	4/15/2010	75,000	75,844
U.S. Treasury Note	5.750%	8/15/2010	20,800	22,740
U.S. Treasury Note	5.000%	2/15/2011	12,050	12,807
U.S. Treasury Note	5.000%	8/15/2011	67,500	72,025
U.S. Treasury Note	4.875%	2/15/2012	10,600	11,269
U.S. Treasury Note	3.875%	2/15/2013	4,700	4,712
U.S. Treasury Note	4.250%	8/15/2013	353,627	362,853
U.S. Treasury Note	4.250%	11/15/2013	157,450	161,460
U.S. Treasury Note	4.750%	5/15/2014	65,075	69,112

				8,310,925

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Agency Bonds and Notes (10.3%)
Federal Farm Credit Bank*	2.250%	9/1/2006	$12,980	$12,755
Federal Farm Credit Bank*	3.250%	6/15/2007	35,625	35,240
Federal Farm Credit Bank*	3.000%	12/17/2007	6,850	6,709
Federal Farm Credit Bank*	3.375%	7/15/2008	9,075	8,940
Federal Farm Credit Bank*	3.750%	1/15/2009	10,100	10,031
Federal Farm Credit Bank*	4.125%	4/15/2009	9,300	9,347
Federal Home Loan Bank*	2.875%	8/15/2006	155,000	153,473
Federal Home Loan Bank*	3.500%	8/15/2006	35,550	35,442
Federal Home Loan Bank*	6.375%	8/15/2006	500	514
Federal Home Loan Bank*	4.875%	11/15/2006	9,775	9,917
Federal Home Loan Bank*	3.375%	2/23/2007	40,000	39,719
Federal Home Loan Bank*	3.625%	6/20/2007	25,000	24,894
Federal Home Loan Bank*	6.500%	8/15/2007	63,810	67,224
Federal Home Loan Bank*	3.875%	9/14/2007	855	855
Federal Home Loan Bank*	3.625%	1/15/2008	120,000	119,329
Federal Home Loan Bank*	5.800%	9/2/2008	15,000	15,828
Federal Home Loan Bank*	5.865%	9/2/2008	44,070	46,588
Federal Home Loan Bank*	3.625%	11/14/2008	7,500	7,424
Federal Home Loan Bank*	5.790%	4/27/2009	900	957
Federal Home Loan Bank*	7.625%	5/14/2010	75,200	87,032
Federal Home Loan Bank*	5.750%	5/15/2012	91,575	100,470
Federal Home Loan Bank*	4.500%	11/15/2012	46,100	47,166
Federal Home Loan Bank*	5.250%	6/18/2014	40,000	43,012
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006	86,950	88,460
Federal Home Loan Mortgage Corp.*	2.750%	10/15/2006	105,000	103,652
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	20,000	19,744
Federal Home Loan Mortgage Corp.*	2.375%	2/15/2007	30,000	29,325
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	30,065	30,583
Federal Home Loan Mortgage Corp.*	3.625%	2/15/2008	15,000	14,917
Federal Home Loan Mortgage Corp.*	2.750%	3/15/2008	25	24
Federal Home Loan Mortgage Corp.*	5.750%	4/15/2008	184,555	193,692
Federal Home Loan Mortgage Corp.*	5.125%	10/15/2008	15,000	15,539
Federal Home Loan Mortgage Corp.*	3.750%	5/12/2009	3,130	3,105
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	37,340	41,154
Federal Home Loan Mortgage Corp.*	7.000%	3/15/2010	73,925	83,440
Federal Home Loan Mortgage Corp.*	4.125%	7/12/2010	131,147	131,723
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	19,433	22,022
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	14,757	15,868
Federal Home Loan Mortgage Corp.*	6.000%	6/15/2011	10,000	11,027
Federal Home Loan Mortgage Corp.*	6.375%	8/1/2011	3,130	3,201
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	41,745	44,332
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2013	27,500	28,132
Federal Home Loan Mortgage Corp.*	4.000%	6/12/2013	23,775	22,823
Federal Home Loan Mortgage Corp.*	4.500%	7/15/2013	15,100	15,425
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	20,025	20,968
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2014	10	10
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2015	25,000	25,443
Federal Home Loan Mortgage Corp.*	6.750%	3/15/2031	53,350	70,501
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032	95	119
Federal National Mortgage Assn.*	2.000%	1/15/2006	25	25
Federal National Mortgage Assn.*	3.125%	7/15/2006	43,500	43,213
Federal National Mortgage Assn.*	2.625%	11/15/2006	70,000	68,929

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Federal National Mortgage Assn.*	4.750%	1/2/2007	$305	$308
Federal National Mortgage Assn.*	5.000%	1/15/2007	88,385	89,957
Federal National Mortgage Assn.*	3.625%	3/15/2007	60,000	59,809
Federal National Mortgage Assn.*	7.125%	3/15/2007	95,000	100,133
Federal National Mortgage Assn.*	5.250%	4/15/2007	50,000	51,216
Federal National Mortgage Assn.*	6.625%	10/15/2007	46,000	48,739
Federal National Mortgage Assn.*	3.250%	11/15/2007	20	20
Federal National Mortgage Assn.*	3.250%	1/15/2008	75	74
Federal National Mortgage Assn.*	6.000%	5/15/2008	46,310	48,941
Federal National Mortgage Assn.*	3.250%	8/15/2008	150	147
Federal National Mortgage Assn.*	5.250%	1/15/2009	61,700	64,307
Federal National Mortgage Assn.*	3.250%	2/15/2009	10	10
Federal National Mortgage Assn.*	6.375%	6/15/2009	52,587	57,137
Federal National Mortgage Assn.*	6.625%	9/15/2009	128,315	141,422
Federal National Mortgage Assn.*	7.250%	1/15/2010	85,665	97,106
Federal National Mortgage Assn.*	7.125%	6/15/2010	25	28
Federal National Mortgage Assn.*	6.625%	11/15/2010	400	449
Federal National Mortgage Assn.*	6.250%	2/1/2011	16,840	18,391
Federal National Mortgage Assn.*	6.000%	5/15/2011	47,500	52,263
Federal National Mortgage Assn.*	5.375%	11/15/2011	9,250	9,915
Federal National Mortgage Assn.*	6.125%	3/15/2012	99,980	111,725
Federal National Mortgage Assn.*	4.375%	3/15/2013	40	41
Federal National Mortgage Assn.*	4.625%	5/1/2013	17,575	17,774
Federal National Mortgage Assn.*	4.625%	10/15/2013	34,025	34,975
Federal National Mortgage Assn.*	5.125%	1/2/2014	4,175	4,336
Federal National Mortgage Assn.*	5.000%	4/15/2015	12,575	13,280
Federal National Mortgage Assn.*	8.200%	3/10/2016	50	66
Federal National Mortgage Assn.*	6.250%	5/15/2029	1,375	1,701
Federal National Mortgage Assn.*	7.125%	1/15/2030	805	1,100
Federal National Mortgage Assn.*	7.250%	5/15/2030	94,101	130,578
Federal National Mortgage Assn.*	6.625%	11/15/2030	8,110	10,520
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	32,875	37,186
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.125%	10/15/2019	550	760
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.875%	7/15/2020	280	409
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.625%	1/15/2030	110	174
Small Business Administration Variable Rate
Interest Only Custodial Receipts
(U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,725	6,443
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	4,050	4,562
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,100	3,489
Tennessee Valley Auth.*	5.375%	11/13/2008	32,175	33,608
Tennessee Valley Auth.*	7.125%	5/1/2030	34,850	47,708
Tennessee Valley Auth.*	4.650%	6/15/2035	4,775	4,780

				3,336,071

Mortgage-Backed Securities (33.0%)
Federal Home Loan Mortgage Corp.*	4.000%	3/1/2008-4/1/2020 (1)	192,751	189,838
Federal Home Loan Mortgage Corp.*	4.500%	1/1/2008-4/1/2035 (1)	632,418	628,810

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Federal Home Loan Mortgage Corp.*	5.000%	6/1/2007-7/1/2035 (1)	$1,285,301	$1,292,446
Federal Home Loan Mortgage Corp.*	5.500%	12/1/2005-4/1/2035 (1)	1,054,831	1,072,062
Federal Home Loan Mortgage Corp.*	6.000%	1/1/2006-3/1/2035 (1)	486,567	500,166
Federal Home Loan Mortgage Corp.*	6.500%	4/1/2007-3/1/2035 (1)	265,359	274,938
Federal Home Loan Mortgage Corp.*	7.000%	12/1/2006-9/1/2032 (1)	91,542	96,317
Federal Home Loan Mortgage Corp.*	7.500%	1/1/2007-2/1/2032 (1)	24,684	26,288
Federal Home Loan Mortgage Corp.*	8.000%	7/1/2006-1/1/2032 (1)	17,806	19,194
Federal Home Loan Mortgage Corp.*	8.500%	7/1/2006-7/1/2031 (1)	2,979	3,223
Federal Home Loan Mortgage Corp.*	9.000%	11/1/2005-3/1/2031 (1)	2,146	2,340
Federal Home Loan Mortgage Corp.*	9.500%	4/1/2016-6/1/2025 (1)	555	609
Federal Home Loan Mortgage Corp.*	10.000%	7/1/2009-4/1/2025 (1)	139	151
Federal Home Loan Mortgage Corp.*	10.500%	12/1/2015 (1)	1	1
Federal National Mortgage Assn.*	4.000%	9/1/2010-6/1/2019 (1)	160,106	157,408
Federal National Mortgage Assn.*	4.500%	2/1/2010-3/1/2035 (1)	622,209	618,099
Federal National Mortgage Assn.*	5.000%	9/1/2009-1/1/2035 (1)	1,553,368	1,561,132
Federal National Mortgage Assn.*	5.500%	11/1/2008-4/1/2035 (1)	1,683,924	1,709,994
Federal National Mortgage Assn.*	6.000%	7/1/2008-1/1/2035 (1)	746,886	767,098
Federal National Mortgage Assn.*	6.500%	3/1/2008-1/1/2035 (1)	332,629	344,595
Federal National Mortgage Assn.*	7.000%	10/1/2007-7/1/2034 (1)	113,780	120,002
Federal National Mortgage Assn.*	7.500%	9/1/2007-12/1/2032 (1)	36,303	38,755
Federal National Mortgage Assn.*	8.000%	11/1/2006-9/1/2031 (1)	10,106	10,909
Federal National Mortgage Assn.*	8.500%	4/1/2006-5/1/2032 (1)	3,813	4,120
Federal National Mortgage Assn.*	9.000%	11/1/2005-8/1/2030 (1)	859	939
Federal National Mortgage Assn.*	9.500%	12/1/2005-11/1/2025 (1)	1,056	1,151
Federal National Mortgage Assn.*	10.000%	10/1/2006-11/1/2019 (1)	258	279
Federal National Mortgage Assn.*	10.500%	5/1/2010-8/1/2020 (1)	34	40
Federal National Mortgage Assn.*	11.000%	9/1/2019 (1)	22	24
Government National Mortgage Assn.	3.375%	6/20/2029 (1)	1,896	1,919
Government National Mortgage Assn.	4.000%	8/15/2018-9/15/2018 (1)	3,357	3,306
Government National Mortgage Assn.	4.500%	6/15/2018-5/15/2035 (1)	42,866	42,764
Government National Mortgage Assn.	5.000%	11/15/2017-6/15/2035 (1)	260,337	263,309
Government National Mortgage Assn.	5.500%	3/15/2015-6/15/2035 (1)	435,294	445,051
Government National Mortgage Assn.	6.000%	3/15/2009-11/15/2034 (1)	280,491	289,586
Government National Mortgage Assn.	6.500%	10/15/2007-3/1/2035 (1)	133,392	139,520
Government National Mortgage Assn.	7.000%	11/15/2007-10/15/2032 (1)	59,761	63,327
Government National Mortgage Assn.	7.250%	9/15/2025 (1)	58	62
Government National Mortgage Assn.	7.500%	2/15/2007-2/15/2030 (1)	23,191	24,833
Government National Mortgage Assn.	7.750%	2/15/2030 (1)	13	14
Government National Mortgage Assn.	7.900%	2/15/2021 (1)	10	11
Government National Mortgage Assn.	8.000%	2/15/2007-12/15/2030 (1)	14,477	15,712
Government National Mortgage Assn.	8.500%	5/15/2010-3/15/2031 (1)	3,396	3,696
Government National Mortgage Assn.	9.000%	10/15/2008-3/15/2031 (1)	7,120	7,800
Government National Mortgage Assn.	9.500%	5/15/2016-9/15/2030 (1)	1,425	1,576
Government National Mortgage Assn.	10.000%	2/15/2018-2/15/2025 (1)	590	654
Government National Mortgage Assn.	10.500%	7/15/2015-4/15/2025 (1)	406	451
Government National Mortgage Assn.	11.000%	1/15/2010-6/15/2019 (1)	127	139
Government National Mortgage Assn.	11.500%	3/15/2010-4/15/2016 (1)	64	72

				10,744,730

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $21,943,818)				22,391,726

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
CORPORATE BONDS (26.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.9%)
American Express Credit Account Master Trust	3.360%	9/15/2008 (1)(3)	$14,643	$14,659
American Express Credit Account Master Trust	3.350%	10/15/2008 (1)(3)	22,000	22,020
American Express Credit Account Master Trust	3.340%	12/15/2008 (1)(3)	35,100	35,139
BA Master Credit Card Trust	3.340%	6/15/2008 (1)(3)	60,700	60,767
Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035 (1)	20,000	21,228
Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036 (1)	9,000	9,800
Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043 (1)	2,690	2,791
Bear Stearns Commercial Mortgage
Securities, Inc.	5.610%	11/15/2033 (1)	9,900	10,477
Bear Stearns Commercial Mortgage
Securities, Inc.	4.830%	8/15/2038 (1)	20,000	20,456
Bear Stearns Commercial Mortgage
Securities, Inc.	4.680%	8/13/2039 (1)	10,000	10,067
Bear Stearns Commercial Mortgage
Securities, Inc.	4.740%	3/13/2040 (1)	9,000	9,076
California Infrastructure & Economic Development
Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008 (1)	18,037	18,348
California Infrastructure & Economic Development
Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008 (1)	3,207	3,263
Capital One Master Trust	3.360%	1/15/2009 (1)(3)	144,000	144,141
Capital One Master Trust	5.300%	6/15/2009 (1)	6,813	6,920
Capital One Master Trust	3.410%	10/15/2010 (1)(3)	10,000	10,038
Capital One Multi-Asset Execution Trust	3.610%	1/15/2009 (1)(3)	10,480	10,506
Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030 (1)	19,325	20,423
Chase Credit Card Master Trust	3.270%	4/15/2008 (1)(3)	17,000	17,005
Chase Credit Card Master Trust	3.360%	6/16/2008 (1)(3)	89,000	89,095
Chase Credit Card Master Trust	3.350%	3/16/2009 (1)(3)	6,000	6,012
CIT Group Home Equity Loan Trust	6.200%	2/25/2030 (1)	1,724	1,770
Citibank Credit Card Issuance Trust	2.500%	4/7/2008 (1)	16,626	16,461
Citibank Credit Card Issuance Trust	5.650%	6/16/2008 (1)	5,150	5,234
Citibank Credit Card Issuance Trust	4.950%	2/9/2009 (1)	43,650	44,329
Citibank Credit Card Master Trust	5.875%	3/10/2011 (1)	1,250	1,328
Citibank Omni-S Master Trust	3.350%	8/18/2009 (1)(3)	50,000	50,002
Citibank Omni-S Master Trust	3.470%	9/16/2010 (1)(3)	36,500	36,618
Citibank Omni-S Master Trust	3.450%	12/16/2011 (1)(2)(3)	20,065	20,136
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	18,025	23,153
COMED Transitional Funding Trust	5.630%	6/25/2009 (1)	455	464
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)(2)	17,181	18,937
Countrywide Home Loans	4.092%	5/25/2033 (1)	20,598	20,601
Credit Suisse First Boston Mortgage
Securities Corp.	7.290%	9/15/2041 (1)	20,000	21,894
DaimlerChrysler Master Owner Trust	3.255%	11/15/2007 (1)(3)	22,500	22,504
DaimlerChrysler Master Owner Trust	3.270%	2/15/2008 (1)(3)	49,350	49,382
DaimlerChrysler Master Owner Trust	3.245%	1/15/2009 (1)(3)	19,000	19,012
Detroit Edison Securitization Funding LLC	5.875%	3/1/2010 (1)	900	924
Discover Card Master Trust I	3.370%	9/15/2008 (1)(3)	22,000	22,019
DLJ Commercial Mortgage Corp.	6.410%	2/18/2031 (1)	17,342	18,091
Federal Housing Administration	7.430%	10/1/2020	36	40
First Union National Bank Commercial
Mortgage Trust	6.223%	12/12/2033 (1)	12,550	13,732

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
First USA Credit Card Master Trust	3.410%	9/19/2008 (1)(3)	$3,000	$3,003
Ford Credit Auto Owner Trust	3.130%	11/15/2006 (1)	1,819	1,816
Ford Credit Floor Plan Master Owner Trust	3.360%	7/15/2008 (1)(3)	74,455	74,474
GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033 (1)	17,000	18,753
GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033 (1)	3,000	3,264
GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035 (1)	12,200	13,350
GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037 (1)	1,340	1,387
GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037 (1)	20,000	20,461
GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033 (1)	20,000	21,059
GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033 (1)	12,000	13,478
GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034 (1)	14,085	15,466
GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034 (1)	16,500	18,361
GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035 (1)	10,186	10,729
GMAC Mortgage Corp. Loan Trust	3.424%	3/25/2035 (1)(3)	41,000	41,011
GS Mortgage Securities Corp. II	4.608%	1/10/2040 (1)	20,000	20,085
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010 (1)	7,914	7,951
Honda Auto Receivables Owner Trust	2.910%	10/20/2008 (1)	17,000	16,774
Household Credit Card Master Note Trust I	3.350%	7/15/2005 (1)(3)	7,500	7,501
Household Credit Card Master Note Trust I	3.360%	8/15/2008 (1)(3)	63,975	64,010
Household Credit Card Master Note Trust I	3.380%	10/15/2008 (1)(3)	10,000	10,010
Household Private Label Credit Card Master Trust	3.490%	9/15/2009 (1)(3)	4,950	4,955
J.P. Morgan Chase Commercial
Mortgage Securities	6.260%	3/15/2033 (1)	20,000	21,809
J.P. Morgan Chase Commercial
Mortgage Securities	5.050%	12/12/2034 (1)	11,000	11,397
J.P. Morgan Chase Commercial
Mortgage Securities	4.985%	1/12/2037 (1)	15,000	15,373
J.P. Morgan Chase Commercial
Mortgage Securities	5.255%	7/12/2037 (1)	1,790	1,874
J.P. Morgan Chase Commercial
Mortgage Securities	5.376%	7/12/2037 (1)	12,180	12,729
LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031 (1)	26,237	28,236
LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026 (1)	20,000	22,423
LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030 (1)	8,190	8,867
M&I Auto Loan Trust	3.040%	10/20/2008 (1)	8,100	8,050
MBNA Credit Card Master Note Trust	3.270%	8/15/2008 (1)(3)	101,455	101,492
MBNA Credit Card Master Note Trust	4.950%	6/15/2009 (1)	45,800	46,517
MBNA Credit Card Master Note Trust	3.330%	8/17/2009 (1)(3)	27,140	27,184
MBNA Master Credit Card Trust	3.480%	8/15/2008 (1)(3)	19,030	19,064
MBNA Master Credit Card Trust	3.400%	12/15/2008 (1)(3)	25,000	25,050
MBNA Master Credit Card Trust	7.000%	2/15/2012 (1)	17,459	19,489
Morgan Stanley Capital I	6.520%	3/15/2030 (1)	3,543	3,693
Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033 (1)	5,000	5,494
Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033 (1)	5,000	5,448
Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035 (1)	20,000	20,506
Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035 (1)	5,000	5,491
Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036 (1)	1,340	1,358
Nissan Auto Lease Trust	2.900%	8/15/2007 (1)	22,500	22,484
Nissan Auto Receivables Owner Trust	3.330%	1/15/2008 (1)	21,100	21,041
PECO Energy Transition Trust	6.130%	3/1/2009 (1)	450	474
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	8,625	8,646
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	3,631	3,673

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
PP&L Transition Bond Co. LLC	7.150%	6/25/2009 (1)	$850	$916
PSEG Transition Funding LLC	6.890%	12/15/2017 (1)	19,800	23,432
Public Service New Hampshire Funding LLC	5.730%	11/1/2010 (1)	678	698
Residential Asset Securities Corp.	7.150%	7/25/2030 (1)	687	698
Residential Asset Securities Corp.	6.489%	10/25/2030 (1)	751	761
Salomon Brothers Mortgage Securities VII	4.126%	9/25/2033 (1)	41,371	41,461
Toyota Auto Receivables Owner Trust	2.650%	11/15/2006 (1)	3,012	3,011
USAA Auto Owner Trust	2.930%	7/16/2007 (1)	3,120	3,107
Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034 (1)	3,000	2,975
Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034 (1)	900	920
Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035 (1)	900	913
WFS Financial Owner Trust	4.500%	2/20/2010 (1)	14,605	14,665
World Omni Auto Receivables Trust	3.540%	6/12/2009 (1)	32,900	32,704

				1,930,883

Finance (8.4%)
Banking (3.8%)
Abbey National PLC	7.950%	10/26/2029	12,815	17,839
ABN AMRO Bank NV	7.550%	6/28/2006	8,825	9,120
Amsouth Bancorp.	5.200%	4/1/2015	6,700	7,033
Banc One Corp.	7.625%	10/15/2026	1,050	1,347
Banc One Corp.	8.000%	4/29/2027	500	679
Bank of America Corp.	7.125%	9/15/2006	3,900	4,047
Bank of America Corp.	5.250%	2/1/2007	19,950	20,334
Bank of America Corp.	3.250%	8/15/2008	15,000	14,640
Bank of America Corp.	3.375%	2/17/2009	3,000	2,925
Bank of America Corp.	7.800%	2/15/2010	1,900	2,172
Bank of America Corp.	4.250%	10/1/2010	5,900	5,932
Bank of America Corp.	4.375%	12/1/2010	1,750	1,763
Bank of America Corp.	7.400%	1/15/2011	11,835	13,571
Bank of America Corp.	6.250%	4/15/2012	1,000	1,107
Bank of America Corp.	4.875%	1/15/2013	1,340	1,375
Bank of America Corp.	4.750%	8/15/2013	1,135	1,156
Bank of America Corp.	5.375%	6/15/2014	1,900	2,018
Bank of America Corp.	5.250%	12/1/2015	6,750	7,068
Bank of America Corp.	5.625%	3/8/2035	6,525	6,889
Bank of New York Co., Inc.	3.750%	2/15/2008	10,345	10,269
Bank of New York Co., Inc.	4.950%	3/15/2015	8,175	8,408
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	7,750	9,022
Bank One Corp.	6.875%	8/1/2006	10,735	11,077
Bank One Corp.	6.000%	8/1/2008	900	944
Bank One Corp.	6.000%	2/17/2009	110	116
Bank One Corp.	7.875%	8/1/2010	13,505	15,635
Bank One Corp.	5.900%	11/15/2011	3,225	3,470
Bank One NA (IL)	5.500%	3/26/2007	18,290	18,753
Bank One NA (IL)	3.700%	1/15/2008	13,640	13,524
Bank One Texas	6.250%	2/15/2008	2,100	2,211
BankAmerica Capital II	8.000%	12/15/2026	500	541
BankAmerica Corp.	6.625%	10/15/2007	7,500	7,895
BankAmerica Corp.	5.875%	2/15/2009	3,325	3,506
BankBoston NA	6.375%	4/15/2008	9,200	9,741
Barclays Bank PLC	6.278%	12/29/2049	3,520	3,596

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
BB&T Corp.	6.500%	8/1/2011	$3,040	$3,390
BB&T Corp.	4.750%	10/1/2012	3,050	3,111
BB&T Corp.	5.200%	12/23/2015	5,325	5,569
BB&T Corp.	5.250%	11/1/2019	5,850	6,125
BSCH Issuances Ltd.	7.625%	9/14/2010	12,375	14,247
Citicorp Capital II	8.015%	2/15/2027	1,300	1,412
Citigroup, Inc.	5.500%	8/9/2006	19,500	19,857
Citigroup, Inc.	6.200%	3/15/2009	140	150
Citigroup, Inc.	4.250%	7/29/2009	16,100	16,194
Citigroup, Inc.	4.125%	2/22/2010	17,450	17,393
Citigroup, Inc.	6.500%	1/18/2011	5,895	6,548
Citigroup, Inc.	6.000%	2/21/2012	7,600	8,332
Citigroup, Inc.	5.625%	8/27/2012	8,240	8,862
Citigroup, Inc.	5.125%	5/5/2014	8,450	8,868
Citigroup, Inc.	5.000%	9/15/2014	14,733	15,213
Citigroup, Inc.	6.625%	6/15/2032	6,475	7,876
Citigroup, Inc.	5.875%	2/22/2033	5,925	6,617
Citigroup, Inc.	6.000%	10/31/2033	3,800	4,319
Citigroup, Inc.	5.850%	12/11/2034	2,400	2,711
CoreStates Capital Corp.	8.000%	12/15/2026(2)	5,475	5,916
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	38,075	39,209
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	2,110	2,136
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,672
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,600	1,626
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	6,725	6,667
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,550	8,221
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	3,500	3,906
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,275	5,600
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,350	4,521
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	6,925	7,006
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,100	5,265
Deutsche Bank Financial LLC	5.375%	3/2/2015	6,075	6,394
Fifth Third Bank	4.200%	2/23/2010	5,000	5,008
Fifth Third Bank	4.750%	2/1/2015	11,925	12,134
Fifth Third Bank	4.500%	6/1/2018	2,250	2,183
First Tennessee Bank	5.050%	1/15/2015	1,875	1,925
First Union Corp.	7.500%	4/15/2035	1,150	1,578
First Union Institutional Capital I	8.040%	12/1/2026	1,900	2,055
First Union National Bank	7.875%	2/15/2010	5,550	6,398
First Union National Bank	7.800%	8/18/2010	8,400	9,744
FirstStar Bank	7.125%	12/1/2009	2,810	3,142
Fleet Boston Financial Corp.	4.875%	12/1/2006	21,800	22,093
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,550	3,530
Fleet Capital Trust II	7.920%	12/11/2026	2,640	2,854
Golden West Financial Corp.	4.125%	8/15/2007	10,650	10,683
Golden West Financial Corp.	4.750%	10/1/2012	340	347
GreenPoint Financial Corp.	3.200%	6/6/2008	340	331
HSBC Bank PLC	6.950%	3/15/2011	11,500	12,869
HSBC Bank USA	4.625%	4/1/2014	1,250	1,256
HSBC Bank USA	5.875%	11/1/2034	3,100	3,411
HSBC Holdings PLC	7.500%	7/15/2009	3,240	3,627

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
HSBC Holdings PLC	5.250%	12/12/2012	$4,040	$4,219
HSBC Holdings PLC	7.625%	5/17/2032(2)	1,250	1,659
HSBC Holdings PLC	7.350%	11/27/2032(2)	2,640	3,406
J.P. Morgan Capital Trust	5.875%	3/15/2035	2,750	2,833
J.P. Morgan Chase & Co.	5.625%	8/15/2006	4,100	4,173
J.P. Morgan Chase & Co.	5.250%	5/30/2007	4,010	4,096
J.P. Morgan Chase & Co.	4.000%	2/1/2008	7,525	7,523
J.P. Morgan Chase & Co.	3.500%	3/15/2009	9,050	8,846
J.P. Morgan Chase & Co.	6.750%	2/1/2011	15	17
J.P. Morgan Chase & Co.	4.500%	1/15/2012	12,350	12,425
J.P. Morgan Chase & Co.	6.625%	3/15/2012	3,375	3,766
J.P. Morgan Chase & Co.	5.750%	1/2/2013	3,200	3,410
J.P. Morgan Chase & Co.	4.875%	3/15/2014	2,500	2,543
J.P. Morgan Chase & Co.	5.125%	9/15/2014	19,525	19,959
J.P. Morgan Chase & Co.	4.750%	3/1/2015	4,700	4,724
J.P. Morgan Chase & Co.	5.250%	5/1/2015	7,050	7,295
J.P. Morgan, Inc.	6.875%	1/15/2007	11,000	11,485
J.P. Morgan, Inc.	6.700%	11/1/2007	600	633
JPM Capital Trust II	7.950%	2/1/2027	1,100	1,194
Key Bank NA	5.000%	7/17/2007	3,831	3,898
Key Bank NA	4.412%	3/18/2008	5,000	5,041
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	5,700	6,646
Marshall & Ilsley Bank	4.125%	9/4/2007	11,145	11,166
Marshall & Ilsley Bank	4.375%	8/1/2009	3,275	3,311
Marshall & Ilsley Bank	4.850%	6/16/2015	900	913
Mellon Bank NA	7.375%	5/15/2007	3,500	3,711
Mellon Bank NA	4.750%	12/15/2014	3,650	3,730
Mellon Capital II	7.995%	1/15/2027	6,150	6,668
Mellon Funding Corp.	4.875%	6/15/2007	900	915
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,914
Mellon Funding Corp.	6.400%	5/14/2011	450	499
Mellon Funding Corp.	5.000%	12/1/2014	1,250	1,301
National City Bank	4.875%	7/20/2007	250	254
National City Bank	4.150%	8/1/2009	6,800	6,814
National City Bank	4.500%	3/15/2010	8,575	8,682
National City Bank	4.625%	5/1/2013	1,000	1,011
National City Corp.	3.200%	4/1/2008	4,300	4,196
National City Corp.	6.875%	5/15/2019	1,400	1,658
National Westminster Bank PLC	7.375%	10/1/2009	450	504
NationsBank Corp.	7.500%	9/15/2006	1,250	1,302
NationsBank Corp.	6.375%	2/15/2008	1,240	1,309
NationsBank Corp.	7.250%	10/15/2025	1,125	1,428
NB Capital Trust II	7.830%	12/15/2026	5,000	5,400
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,723
North Fork Bancorp	5.875%	8/15/2012	250	272
PNC Bank NA	5.250%	1/15/2017	3,100	3,227
PNC Funding Corp.	5.750%	8/1/2006	8,150	8,311
PNC Funding Corp.	5.250%	11/15/2015	6,150	6,424
Popular North America, Inc.	4.250%	4/1/2008	1,000	1,004
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,692
Regions Financial Corp.	6.375%	5/15/2012	10,500	11,669

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Republic New York Corp.	7.750%	5/15/2009	$4,300	$4,848
Royal Bank of Canada	4.125%	1/26/2010	10,900	10,890
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	9,575	9,877
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,050	8,332
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (3)	16,520	20,930
Salomon Smith Barney Holdings Inc.	6.500%	2/15/2008	8,250	8,754
Sanwa Bank Ltd.	8.350%	7/15/2009	3,900	4,419
Sanwa Bank Ltd.	7.400%	6/15/2011	6,875	7,792
Southtrust Corp.	5.800%	6/15/2014	3,175	3,449
Sumitomo Bank International Finance NV	8.500%	6/15/2009	7,100	8,119
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	8,765	10,380
SunTrust Banks, Inc.	7.375%	7/1/2006	3,500	3,634
SunTrust Banks, Inc.	7.250%	9/15/2006	450	468
SunTrust Banks, Inc.	5.050%	7/1/2007	60	61
SunTrust Banks, Inc.	6.375%	4/1/2011	6,500	7,175
SunTrust Banks, Inc.	6.000%	2/15/2026	4,500	5,154
SunTrust Capital II	7.900%	6/15/2027	2,085	2,277
Swiss Bank Corp.	7.000%	10/15/2015	3,400	4,034
Swiss Bank Corp.	7.375%	6/15/2017	4,250	5,266
Synovus Financial Corp.	5.125%	6/15/2017 (2)	5,325	5,398
The Chase Manhattan Corp.	7.125%	2/1/2007	7,469	7,824
The Chase Manhattan Corp.	6.375%	4/1/2008	75	79
The Chase Manhattan Corp.	7.875%	6/15/2010	450	518
UFJ Finance Aruba AEC	6.750%	7/15/2013	6,100	6,823
Union Planters Corp.	7.750%	3/1/2011	8,300	9,686
UnionBanCal Corp.	5.250%	12/16/2013	1,525	1,584
US Bancorp	5.100%	7/15/2007	695	711
US Bank NA	2.850%	11/15/2006	3,525	3,480
US Bank NA	3.700%	8/1/2007	4,225	4,202
US Bank NA	6.500%	2/1/2008	3,500	3,717
US Bank NA	4.125%	3/17/2008	7,650	7,663
US Bank NA	6.375%	8/1/2011	6,650	7,397
US Bank NA	6.300%	2/4/2014	10,700	12,073
US Bank NA	4.950%	10/30/2014	7,075	7,319
Wachovia Bank NA	4.850%	7/30/2007	450	458
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,316
Wachovia Bank NA	4.875%	2/1/2015	20,250	20,643
Wachovia Bank NA	5.000%	8/15/2015	1,285	1,335
Wachovia Corp.	4.950%	11/1/2006	6,320	6,409
Wachovia Corp.	6.250%	8/4/2008	850	901
Wachovia Corp.	4.375%	6/1/2010	10,425	10,499
Wachovia Corp.	4.875%	2/15/2014	2,650	2,714
Wachovia Corp.	5.250%	8/1/2014	3,575	3,748
Wachovia Corp.	6.605%	10/1/2025	275	330
Wachovia Corp. PUT	6.550%	10/15/2035	825	989
Washington Mutual Bank	6.875%	6/15/2011	14,445	16,214
Washington Mutual Bank	5.500%	1/15/2013	6,000	6,355
Washington Mutual Bank	5.650%	8/15/2014	5,200	5,530
Washington Mutual Bank	5.125%	1/15/2015	6,850	7,033
Washington Mutual Capital I	8.375%	6/1/2027	1,975	2,160
Washington Mutual, Inc.	7.500%	8/15/2006	900	935

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Washington Mutual, Inc.	4.000%	1/15/2009	$2,000	$1,986
Washington Mutual, Inc.	5.000%	3/22/2012	5,025	5,145
Wells Fargo & Co.	4.125%	3/10/2008	20,795	20,834
Wells Fargo & Co.	3.125%	4/1/2009	4,400	4,261
Wells Fargo & Co.	4.200%	1/15/2010	16,800	16,826
Wells Fargo & Co.	6.450%	2/1/2011	8,975	9,916
Wells Fargo & Co.	6.375%	8/1/2011	1,000	1,110
Wells Fargo & Co.	5.125%	9/1/2012	4,650	4,866
Wells Fargo & Co.	4.950%	10/16/2013	15,050	15,564
Wells Fargo & Co.	4.750%	2/9/2015	4,100	4,169
Wells Fargo & Co.	5.125%	9/15/2016	150	156
Wells Fargo & Co.	5.375%	2/7/2035	4,150	4,387
World Savings Bank, FSB	4.125%	3/10/2008	7,700	7,705
World Savings Bank, FSB	4.125%	12/15/2009	6,150	6,142
Zions Bancorp.	6.000%	9/15/2015	2,900	3,180
Brokerage (1.4%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	4,700	5,042
Bear Stearns Co., Inc.	4.000%	1/31/2008	19,925	19,851
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,950	1,878
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,050	1,058
Bear Stearns Co., Inc.	5.700%	11/15/2014	19,190	20,671
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,425	1,389
Dean Witter, Discover & Co.	6.750%	10/15/2013	800	908
Fidelity Investments	7.490%	6/15/2019(2)	1,000	1,271
Goldman Sachs Group, Inc.	4.125%	1/15/2008	7,815	7,827
Goldman Sachs Group, Inc.	3.875%	1/15/2009	24,025	23,720
Goldman Sachs Group, Inc.	6.650%	5/15/2009	15,990	17,355
Goldman Sachs Group, Inc.	4.500%	6/15/2010	6,025	6,046
Goldman Sachs Group, Inc.	6.600%	1/15/2012	5,840	6,505
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,200	4,473
Goldman Sachs Group, Inc.	5.250%	4/1/2013	9,515	9,800
Goldman Sachs Group, Inc.	4.750%	7/15/2013	1,335	1,337
Goldman Sachs Group, Inc.	5.250%	10/15/2013	7,095	7,319
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,000	3,085
Goldman Sachs Group, Inc.	5.000%	10/1/2014	14,750	14,954
Goldman Sachs Group, Inc.	5.500%	11/15/2014	1,500	1,583
Goldman Sachs Group, Inc.	5.125%	1/15/2015	4,325	4,427
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,975	13,043
Goldman Sachs Group, Inc.	6.345%	2/15/2034	13,100	14,278
Lehman Brothers Holdings, Inc.	7.625%	6/1/2006	5,000	5,156
Lehman Brothers Holdings, Inc.	7.500%	9/1/2006	5,000	5,196
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	7,225	7,210
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	5,275	5,626
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	3,065	3,003
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	7,600	7,488
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,525	1,521
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	8,079
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	1,900	1,903
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	4,125	4,618
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	13,925	14,130

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	$250	$273
Merrill Lynch & Co., Inc.	5.360%	2/1/2007	4,600	4,694
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	1,600	1,579
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	14,290	14,280
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	4,750	4,704
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	4,750	4,623
Merrill Lynch & Co., Inc.	6.375%	10/15/2008	2,000	2,138
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	11,550	11,531
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	7,811	8,281
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	6,075	6,049
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	6,750	6,720
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	4,250	4,369
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	650	691
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	11,825	12,030
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	3,725	4,443
Morgan Stanley Dean Witter	6.875%	3/1/2007	1,700	1,776
Morgan Stanley Dean Witter	5.800%	4/1/2007	52,275	53,789
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,970	1,939
Morgan Stanley Dean Witter	3.875%	1/15/2009	3,225	3,187
Morgan Stanley Dean Witter	4.250%	5/15/2010	3,080	3,070
Morgan Stanley Dean Witter	6.750%	4/15/2011	4,990	5,545
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,420	8,247
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	414
Morgan Stanley Dean Witter	4.750%	4/1/2014	16,250	16,019
Morgan Stanley Dean Witter	7.250%	4/1/2032	6,715	8,537
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	2,950	2,973
American Express Co.	3.750%	11/20/2007	9,025	8,966
American Express Co.	4.750%	6/17/2009	2,375	2,425
American Express Co.	4.875%	7/15/2013	1,500	1,543
American Express Credit Corp.	3.000%	5/16/2008	7,950	7,708
American General Finance Corp.	5.875%	7/14/2006	2,700	2,751
American General Finance Corp.	3.000%	11/15/2006	7,100	7,000
American General Finance Corp.	5.750%	3/15/2007	9,000	9,228
American General Finance Corp.	3.875%	10/1/2009	4,150	4,058
American General Finance Corp.	4.875%	5/15/2010	5,250	5,334
American General Finance Corp.	4.000%	3/15/2011	1,000	968
American General Finance Corp.	5.375%	10/1/2012	1,620	1,684
Capital One Bank	4.875%	5/15/2008	3,450	3,499
Capital One Bank	4.250%	12/1/2008	1,850	1,855
Capital One Bank	5.000%	6/15/2009	4,075	4,174
Capital One Bank	4.800%	2/21/2012	2,200	2,231
Capital One Bank	6.500%	6/13/2013	1,725	1,904
Capital One Bank	5.125%	2/15/2014	3,000	3,051
Capital One Bank	5.500%	6/1/2015	6,450	6,627
Capital One Bank	5.250%	2/21/2017	2,450	2,518
CIT Group Co. of Canada	4.650%	7/1/2010 (2)	2,575	2,582
CIT Group Co. of Canada	5.200%	6/1/2015 (2)	8,875	8,949
CIT Group, Inc.	2.875%	9/29/2006	1,300	1,282
CIT Group, Inc.	7.375%	4/2/2007	8,750	9,216

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
CIT Group, Inc.	5.750%	9/25/2007	$2,200	$2,273
CIT Group, Inc.	3.650%	11/23/2007	1,800	1,775
CIT Group, Inc.	4.000%	5/8/2008	6,450	6,404
CIT Group, Inc.	4.125%	11/3/2009	950	939
CIT Group, Inc.	4.250%	2/1/2010	4,075	4,046
CIT Group, Inc.	4.750%	12/15/2010	1,200	1,215
CIT Group, Inc.	7.750%	4/2/2012	7,200	8,441
CIT Group, Inc.	5.125%	9/30/2014	5,975	6,064
CIT Group, Inc.	5.000%	2/1/2015	4,300	4,329
Countrywide Home Loan	5.500%	8/1/2006	13,590	13,794
Countrywide Home Loan	5.500%	2/1/2007	400	408
Countrywide Home Loan	2.875%	2/15/2007	2,175	2,131
Countrywide Home Loan	5.625%	5/15/2007	1,345	1,377
Countrywide Home Loan	3.250%	5/21/2008	13,275	12,902
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,592
Countrywide Home Loan	5.625%	7/15/2009	340	354
Countrywide Home Loan	4.125%	9/15/2009	7,025	6,919
Countrywide Home Loan	4.000%	3/22/2011	3,575	3,452
General Electric Capital Corp.	2.800%	1/15/2007	10,900	10,713
General Electric Capital Corp.	5.000%	2/15/2007	600	609
General Electric Capital Corp.	5.375%	3/15/2007	30,600	31,284
General Electric Capital Corp.	5.000%	6/15/2007	13,800	14,045
General Electric Capital Corp.	4.250%	1/15/2008	13,675	13,721
General Electric Capital Corp.	4.125%	3/4/2008	4,500	4,502
General Electric Capital Corp.	3.500%	5/1/2008	15,120	14,877
General Electric Capital Corp.	3.600%	10/15/2008	12,040	11,839
General Electric Capital Corp.	3.250%	6/15/2009	4,275	4,128
General Electric Capital Corp.	4.625%	9/15/2009	10,675	10,842
General Electric Capital Corp.	8.300%	9/20/2009	275	317
General Electric Capital Corp.	6.125%	2/22/2011	12,810	13,912
General Electric Capital Corp.	4.375%	11/21/2011	2,425	2,420
General Electric Capital Corp.	5.875%	2/15/2012	90	97
General Electric Capital Corp.	4.250%	6/15/2012	10,150	10,011
General Electric Capital Corp.	5.450%	1/15/2013	1,270	1,346
General Electric Capital Corp.	4.750%	9/15/2014	12,025	12,211
General Electric Capital Corp.	4.875%	3/4/2015	900	918
General Electric Capital Corp.	6.750%	3/15/2032	30,710	37,827
Heller Financial, Inc.	7.375%	11/1/2009	4,500	5,054
Household Finance Corp.	7.200%	7/15/2006	8,500	8,778
Household Finance Corp.	5.750%	1/30/2007	95	97
Household Finance Corp.	4.625%	1/15/2008	13,070	13,218
Household Finance Corp.	6.400%	6/17/2008	6,250	6,617
Household Finance Corp.	4.125%	12/15/2008	8,675	8,611
Household Finance Corp.	5.875%	2/1/2009	370	389
Household Finance Corp.	4.750%	5/15/2009	15,575	15,787
Household Finance Corp.	6.375%	10/15/2011	14,325	15,703
Household Finance Corp.	7.000%	5/15/2012	13,475	15,297
Household Finance Corp.	6.375%	11/27/2012	440	487
HSBC Finance Corp.	4.125%	3/11/2008	5,900	5,886
HSBC Finance Corp.	4.125%	11/16/2009	7,350	7,273
HSBC Finance Corp.	4.750%	4/15/2010	3,300	3,346

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
HSBC Finance Corp.	6.750%	5/15/2011	$6,450	$7,165
HSBC Finance Corp.	5.250%	4/15/2015	2,600	2,688
HSBC Finance Corp.	5.000%	6/30/2015	6,900	6,964
International Lease Finance Corp.	3.125%	5/3/2007	3,750	3,681
International Lease Finance Corp.	5.625%	6/1/2007	21,350	21,888
International Lease Finance Corp.	4.500%	5/1/2008	1,625	1,632
International Lease Finance Corp.	6.375%	3/15/2009	900	957
International Lease Finance Corp.	5.000%	4/15/2010	5,800	5,916
International Lease Finance Corp.	5.875%	5/1/2013	155	165
MBNA America Bank NA	5.375%	1/15/2008	4,540	4,682
MBNA America Bank NA	4.625%	8/3/2009	3,475	3,525
MBNA America Bank NA	6.625%	6/15/2012	15	17
MBNA Corp.	7.500%	3/15/2012	3,970	4,594
MBNA Corp.	5.000%	6/15/2015	800	823
Residential Capital Corp.	6.375%	6/30/2010 (2)	9,725	9,808
Residential Capital Corp.	6.875%	6/30/2015 (2)	2,000	2,057
SLM Corp.	5.625%	4/10/2007	30,150	30,943
SLM Corp.	3.625%	3/17/2008	4,545	4,487
SLM Corp.	4.000%	1/15/2009	1,590	1,580
SLM Corp.	5.000%	10/1/2013	500	515
SLM Corp.	5.050%	11/14/2014	3,025	3,118
SLM Corp.	5.625%	8/1/2033	6,950	7,609
Wells Fargo & Co.	5.500%	8/1/2012	4,275	4,587
Insurance (0.8%)
ACE Capital Trust II	9.700%	4/1/2030	1,100	1,528
ACE Ltd.	6.000%	4/1/2007	6,125	6,297
AEGON NV	4.750%	6/1/2013	3,000	3,001
Aetna, Inc.	6.970%	8/15/2036	900	1,121
Allstate Corp.	5.375%	12/1/2006	5,100	5,201
Allstate Corp.	7.200%	12/1/2009	13,665	15,254
Allstate Corp.	5.000%	8/15/2014	5,150	5,301
Allstate Corp.	6.125%	12/15/2032	3,400	3,823
Allstate Corp.	5.350%	6/1/2033	220	222
Allstate Corp.	5.550%	5/9/2035	2,900	3,002
American General Capital II	8.500%	7/1/2030	7,790	10,858
American International Group, Inc.	2.875%	5/15/2008 (3)	3,450	3,319
Aon Capital Trust	8.205%	1/1/2027	1,200	1,417
Arch Capital Group Ltd.	7.350%	5/1/2034	3,900	4,433
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,400	3,532
Assurant, Inc.	5.625%	2/15/2014	1,900	2,004
Assurant, Inc.	6.750%	2/15/2034	3,200	3,694
AXA Financial, Inc.	7.750%	8/1/2010	1,400	1,601
AXA SA	8.600%	12/15/2030	7,525	10,254
Axis Capital Holdings	5.750%	12/1/2014	2,775	2,868
Cincinnati Financial Corp.	6.125%	11/1/2034	3,450	3,819
CNA Financial Corp.	5.850%	12/15/2014	4,875	5,020
Commerce Group, Inc.	5.950%	12/9/2013	1,800	1,887
Equitable Cos., Inc.	6.500%	4/1/2008	115	122
Fidelity National Financial, Inc.	7.300%	8/15/2011	5,025	5,320
Fund American Cos., Inc.	5.875%	5/15/2013	2,175	2,256

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	$2,000	$2,092
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,600	4,989
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,800	2,128
Genworth Financial, Inc.	4.750%	6/15/2009	2,900	2,954
Genworth Financial, Inc.	5.750%	6/15/2014	2,375	2,550
Genworth Financial, Inc.	6.500%	6/15/2034	3,900	4,612
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,400	2,392
Hartford Life, Inc.	7.375%	3/1/2031	5,100	6,580
John Hancock Financial Services	5.625%	12/1/2008	500	521
Lincoln National Corp.	5.250%	6/15/2007	340	346
Lincoln National Corp.	6.200%	12/15/2011	575	629
Loews Corp.	5.250%	3/15/2016	1,500	1,511
Loews Corp.	6.000%	2/1/2035	725	734
Marsh & McLennan Cos., Inc.	5.375%	3/15/2007	900	914
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	6,850	7,251
MetLife, Inc.	5.250%	12/1/2006	6,225	6,333
MetLife, Inc.	5.375%	12/15/2012	2,800	2,940
MetLife, Inc.	5.000%	11/24/2013	5,000	5,095
MetLife, Inc.	5.500%	6/15/2014	850	894
MetLife, Inc.	5.000%	6/15/2015	4,425	4,501
MetLife, Inc.	6.500%	12/15/2032	1,800	2,064
MetLife, Inc.	6.375%	6/15/2034	3,375	3,820
MetLife, Inc.	5.700%	6/15/2035	5,000	5,166
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	8,025	8,174
Principal Life Global	3.625%	4/30/2008 (2)	770	759
Principal Life Inc. Funding	5.100%	4/15/2014	4,975	5,141
Progressive Corp.	6.625%	3/1/2029	4,800	5,744
Progressive Corp.	6.250%	12/1/2032	325	375
Protective Life Secured Trust	3.700%	11/24/2008	7,550	7,432
Prudential Financial, Inc.	4.500%	7/15/2013	3,325	3,292
Prudential Financial, Inc.	4.750%	4/1/2014	2,500	2,512
Prudential Financial, Inc.	5.100%	9/20/2014	2,975	3,065
Prudential Financial, Inc.	4.750%	6/13/2015	225	225
Prudential Financial, Inc.	5.750%	7/15/2033	2,125	2,234
Prudential Financial, Inc.	5.400%	6/13/2035	4,100	4,104
Royal & Sun Alliance	8.950%	10/15/2029	150	193
St. Paul Cos., Inc.	5.750%	3/15/2007	4,450	4,557
Travelers Property Casualty Corp.	3.750%	3/15/2008	3,925	3,859
Willis Group Holdings	5.125%	7/15/2010	1,100	1,106
Willis Group Holdings	5.625%	7/15/2015	3,475	3,508
XL Capital Ltd.	5.250%	9/15/2014	6,025	6,116
XL Capital Ltd.	6.375%	11/15/2024	3,850	4,290
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	5.250%	5/1/2015	1,750	1,785
Boston Properties, Inc.	6.250%	1/15/2013	1,590	1,736
Boston Properties, Inc.	5.625%	4/15/2015	3,950	4,160
Brandywine Realty Trust	4.500%	11/1/2009	4,475	4,402
Brandywine Realty Trust	5.400%	11/1/2014	2,675	2,696
EOP Operating LP	7.750%	11/15/2007	5,450	5,860
EOP Operating LP	6.750%	2/15/2008	3,275	3,462

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
EOP Operating LP	8.100%	8/1/2010	$1,000	$1,148
EOP Operating LP	4.650%	10/1/2010	6,825	6,827
EOP Operating LP	7.000%	7/15/2011	1,250	1,392
EOP Operating LP	6.750%	2/15/2012	7,385	8,187
EOP Operating LP	5.875%	1/15/2013	1,690	1,790
EOP Operating LP	4.750%	3/15/2014	2,775	2,732
EOP Operating LP	7.875%	7/15/2031	1,850	2,332
ERP Operating LP	6.625%	3/15/2012	9,220	10,205
Health Care Property Investment, Inc.	6.450%	6/25/2012	10,625	11,489
Health Care REIT, Inc.	6.000%	11/15/2013	250	258
Hospitality Properties	5.125%	2/15/2015	2,275	2,252
HRPT Properties Trust	6.250%	8/15/2016	2,000	2,154
iStar Financial Inc.	5.150%	3/1/2012	6,850	6,849
Liberty Property LP	5.125%	3/2/2015	4,575	4,607
ProLogis	5.500%	3/1/2013	2,650	2,764
Regency Centers LP	6.750%	1/15/2012	7,875	8,763
Simon Property Group Inc.	6.375%	11/15/2007	18,700	19,517
Simon Property Group Inc.	4.875%	8/15/2010	1,425	1,437
Simon Property Group Inc.	6.350%	8/28/2012	55	60
Simon Property Group Inc.	5.100%	6/15/2015 (2)	6,025	6,015
Vornado Realty	5.625%	6/15/2007	3,550	3,623
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	1,925	1,902
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,065	2,995
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	5,300	5,279
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,300	4,279
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012 (2)	1,825	1,854
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	5,225	5,244
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	575	593
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	11,250	11,334
J. Paul Getty Trust	5.875%	10/1/2033	2,800	3,176

				2,693,968

Industrial (10.2%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	5,400	5,332
Alcan, Inc.	5.200%	1/15/2014	875	903
Alcan, Inc.	5.000%	6/1/2015	2,200	2,210
Alcan, Inc.	6.125%	12/15/2033	1,500	1,608
Alcoa, Inc.	4.250%	8/15/2007	30,625	30,772
Aluminum Co. of America	6.750%	1/15/2028	500	609
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,425	3,420
BHP Billiton Finance BV	4.800%	4/15/2013	10,490	10,631
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,550	8,776
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (2)	2,325	2,375
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,000	2,039
Dow Chemical Co.	6.125%	2/1/2011	9,725	10,555
Dow Chemical Co.	7.375%	11/1/2029	5,900	7,597
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	220	217
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	8,000	8,866
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	8,600	8,633

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	$7,820	$8,024
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	1,500	1,846
Eastman Chemical Co.	7.250%	1/15/2024	600	716
Eastman Chemical Co.	7.600%	2/1/2027	2,838	3,550
Falconbridge Ltd.	7.350%	6/5/2012	900	1,006
Falconbridge Ltd.	5.375%	6/1/2015	450	451
ICI Wilmington	4.375%	12/1/2008	4,125	4,103
ICI Wilmington	5.625%	12/1/2013	900	936
Inco Ltd.	7.750%	5/15/2012	10	12
Inco Ltd.	5.700%	10/15/2015	750	783
Inco Ltd.	7.200%	9/15/2032	1,500	1,794
International Paper Co.	4.250%	1/15/2009	3,525	3,479
International Paper Co.	6.750%	9/1/2011	3,300	3,593
International Paper Co.	5.850%	10/30/2012 (3)	7,595	7,938
International Paper Co.	5.300%	4/1/2015	2,425	2,432
MeadWestvaco Corp.	6.850%	4/1/2012	790	885
Newmont Mining	5.875%	4/1/2035	3,225	3,299
Noranda, Inc.	7.250%	7/15/2012	2,725	3,043
Noranda, Inc.	5.500%	6/15/2017	6,200	6,177
Placer Dome, Inc.	6.450%	10/15/2035	3,025	3,321
Potash Corp. of Saskatchewan	7.750%	5/31/2011	11,850	13,792
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,516
Praxair, Inc.	6.900%	11/1/2006	14,525	15,073
Praxair, Inc.	2.750%	6/15/2008	1,975	1,907
Praxair, Inc.	3.950%	6/1/2013	1,200	1,159
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	4,000	3,809
Rohm & Haas Co.	7.400%	7/15/2009	96	107
Rohm & Haas Co.	9.800%	4/15/2020 (1)	3,131	4,135
Rohm & Haas Co.	7.850%	7/15/2029	2,900	3,986
Westvaco Corp.	8.200%	1/15/2030	1,050	1,374
Weyerhaeuser Co.	6.000%	8/1/2006	450	457
Weyerhaeuser Co.	6.125%	3/15/2007	4,408	4,519
Weyerhaeuser Co.	5.950%	11/1/2008	225	233
Weyerhaeuser Co.	6.750%	3/15/2012	10,370	11,365
Weyerhaeuser Co.	7.375%	3/15/2032	9,705	11,391
Capital Goods (1.2%)
BAE Systems	7.156%	12/15/2011 (1)(2)	3,582	3,863
Bemis Co. Inc.	4.875%	4/1/2012 (2)	1,500	1,529
Boeing Capital Corp.	5.750%	2/15/2007	2,545	2,611
Boeing Capital Corp.	6.500%	2/15/2012	13,025	14,592
Boeing Capital Corp.	5.800%	1/15/2013	4,090	4,442
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,850	1,771
Caterpillar Financial Services Corp.	4.150%	1/15/2010	12,450	12,403
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,475	5,520
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,250	3,248
Caterpillar, Inc.	7.300%	5/1/2031	1,250	1,650
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,661
Caterpillar, Inc.	7.375%	3/1/2097	6,675	8,993
CRH America Inc.	6.950%	3/15/2012	6,810	7,705
CRH America Inc.	6.400%	10/15/2033	2,820	3,238

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Deere & Co.	6.950%	4/25/2014	$7,550	$8,857
Deere & Co.	8.100%	5/15/2030	4,930	7,033
Emerson Electric Co.	7.125%	8/15/2010	4,350	4,922
Emerson Electric Co.	4.625%	10/15/2012	5,700	5,803
Emerson Electric Co.	5.000%	12/15/2014	5,300	5,489
General Dynamics Corp.	3.000%	5/15/2008	6,450	6,266
General Dynamics Corp.	4.500%	8/15/2010	25	25
General Dynamics Corp.	4.250%	5/15/2013	5,890	5,835
General Electric Co.	5.000%	2/1/2013	21,815	22,519
Goodrich Corp.	7.625%	12/15/2012	25	29
Hanson PLC	7.875%	9/27/2010	1,000	1,154
Hanson PLC	5.250%	3/15/2013	4,700	4,822
Honeywell International, Inc.	5.125%	11/1/2006	1,500	1,521
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,706
Honeywell International, Inc.	6.125%	11/1/2011	2,500	2,754
Ingersoll-Rand Co.	4.750%	5/15/2015	1,025	1,034
John Deere Capital Corp.	3.875%	3/7/2007	1,675	1,669
John Deere Capital Corp.	3.900%	1/15/2008	2,750	2,734
John Deere Capital Corp.	7.000%	3/15/2012	14,600	16,732
Lockheed Martin Corp.	7.650%	5/1/2016	4,575	5,660
Lockheed Martin Corp.	7.750%	5/1/2026	600	785
Lockheed Martin Corp.	8.500%	12/1/2029	7,600	10,958
Masco Corp.	4.625%	8/15/2007	670	677
Masco Corp.	5.875%	7/15/2012	460	495
Masco Corp.	4.800%	6/15/2015	5,650	5,609
Masco Corp.	7.750%	8/1/2029	450	588
Masco Corp.	6.500%	8/15/2032	1,300	1,510
Northrop Grumman Corp.	7.125%	2/15/2011	5,000	5,662
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,437
Northrop Grumman Corp.	7.750%	2/15/2031	4,115	5,552
Raytheon Co.	6.150%	11/1/2008	1,186	1,248
Raytheon Co.	8.300%	3/1/2010	4,585	5,312
Raytheon Co.	5.500%	11/15/2012	3,000	3,145
Raytheon Co.	5.375%	4/1/2013	6,740	6,991
Raytheon Co.	6.400%	12/15/2018	500	566
Raytheon Co.	7.200%	8/15/2027	5,800	7,231
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,114
Republic Services, Inc.	6.086%	3/15/2035 (2)	3,000	3,273
Textron Financial Corp.	5.875%	6/1/2007	2,200	2,266
Textron Financial Corp.	4.125%	3/3/2008	5,950	5,931
Textron Financial Corp.	4.600%	5/3/2010	7,000	7,056
Textron, Inc.	6.500%	6/1/2012	8,925	9,950
The Boeing Co.	8.750%	8/15/2021	1,700	2,384
The Boeing Co.	8.750%	9/15/2031	1,050	1,598
The Boeing Co.	6.125%	2/15/2033	200	231
The Boeing Co.	6.625%	2/15/2038	5,045	6,202
TRW, Inc.	7.750%	6/1/2029	2,800	3,750
Tyco International Group SA	5.800%	8/1/2006	1,600	1,626
Tyco International Group SA	6.125%	11/1/2008	1,600	1,687
Tyco International Group SA	6.750%	2/15/2011	9,450	10,475
Tyco International Group SA	6.375%	10/15/2011	7,525	8,273

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Tyco International Group SA	6.000%	11/15/2013	$5,900	$6,407
Tyco International Group SA	7.000%	6/15/2028	7,600	9,173
Tyco International Group SA	6.875%	1/15/2029	150	179
United Technologies Corp.	4.875%	11/1/2006	8,560	8,662
United Technologies Corp.	4.375%	5/1/2010	2,100	2,116
United Technologies Corp.	6.350%	3/1/2011	3,025	3,343
United Technologies Corp.	4.875%	5/1/2015	6,150	6,286
United Technologies Corp.	8.875%	11/15/2019	4,000	5,518
United Technologies Corp.	6.700%	8/1/2028	1,642	2,008
United Technologies Corp.	7.500%	9/15/2029	2,875	3,846
United Technologies Corp.	5.400%	5/1/2035	2,675	2,821
USA Waste Services, Inc.	7.125%	10/1/2007	250	264
USA Waste Services, Inc.	7.000%	7/15/2028	1,900	2,181
Waste Management, Inc.	6.500%	11/15/2008	12,225	12,964
Waste Management, Inc.	6.875%	5/15/2009	2,370	2,560
Waste Management, Inc.	7.375%	8/1/2010	2,250	2,514
Waste Management, Inc.	5.000%	3/15/2014	1,700	1,699
Waste Management, Inc.	7.750%	5/15/2032	4,900	6,213
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,588
Communication (2.6%)
Alltel Corp.	7.000%	7/1/2012	4,525	5,161
America Movil SA de C.V.	4.125%	3/1/2009	5,550	5,453
America Movil SA de C.V.	5.500%	3/1/2014	2,675	2,675
America Movil SA de C.V.	5.750%	1/15/2015	4,025	4,095
America Movil SA de C.V.	6.375%	3/1/2035	6,150	5,919
AT&T Wireless Services, Inc.	7.875%	3/1/2011	14,830	17,213
AT&T Wireless Services, Inc.	8.125%	5/1/2012	12,255	14,661
AT&T Wireless Services, Inc.	8.750%	3/1/2031	8,580	12,034
BellSouth Capital Funding	7.875%	2/15/2030	15,775	20,375
BellSouth Corp.	5.000%	10/15/2006	3,884	3,937
BellSouth Corp.	4.200%	9/15/2009	4,875	4,861
BellSouth Corp.	6.000%	10/15/2011	120	129
BellSouth Corp.	4.750%	11/15/2012	5,925	5,983
BellSouth Corp.	5.200%	9/15/2014	4,150	4,274
BellSouth Corp.	6.550%	6/15/2034	4,550	5,177
BellSouth Corp.	6.000%	11/15/2034	9,120	9,706
Belo Corp.	7.250%	9/15/2027	340	372
British Sky Broadcasting Corp.	7.300%	10/15/2006	1,725	1,791
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,700	5,061
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,725	1,948
British Telecommunications PLC	8.375%	12/15/2010 (3)	8,085	9,549
British Telecommunications PLC	8.875%	12/15/2030 (3)	11,960	16,916
Century Tel Enterprises	6.875%	1/15/2028	1,000	1,073
CenturyTel, Inc.	7.875%	8/15/2012 (3)	2,600	2,969
Cingular Wireless	5.625%	12/15/2006	5,000	5,100
Cingular Wireless	7.125%	12/15/2031	1,820	2,182
Clear Channel Communications, Inc.	4.625%	1/15/2008	3,200	3,172
Clear Channel Communications, Inc.	7.650%	9/15/2010	1,245	1,351
Clear Channel Communications, Inc.	5.000%	3/15/2012	9,775	9,267
Clear Channel Communications, Inc.	5.750%	1/15/2013	3,200	3,123

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Clear Channel Communications, Inc.	5.500%	9/15/2014	$2,850	$2,700
Clear Channel Communications, Inc.	7.250%	10/15/2027	1,300	1,318
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	915	1,114
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,436	11,905
Comcast Cable Communications, Inc.	8.375%	5/1/2007	3,000	3,219
Comcast Cable Communications, Inc.	6.875%	6/15/2009	400	436
Comcast Cable Communications, Inc.	6.750%	1/30/2011	4,115	4,532
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,600	3,430
Comcast Corp.	5.300%	1/15/2014	3,100	3,190
Comcast Corp.	6.500%	1/15/2015	7,090	7,916
Comcast Corp.	4.950%	6/15/2016	2,325	2,315
Comcast Corp.	7.050%	3/15/2033	1,765	2,091
Comcast Corp.	5.650%	6/15/2035	3,050	3,040
Cox Communications, Inc.	3.875%	10/1/2008	1,250	1,223
Cox Communications, Inc.	4.625%	1/15/2010	10,125	10,088
Cox Communications, Inc.	7.750%	11/1/2010	6,650	7,532
Cox Communications, Inc.	7.125%	10/1/2012	6,000	6,726
Cox Communications, Inc.	5.450%	12/15/2014	11,375	11,617
Cox Communications, Inc.	5.500%	10/1/2015	725	740
Deutsche Telekom International Finance	3.875%	7/22/2008	4,025	3,971
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	17,735	20,690
Deutsche Telekom International Finance	5.250%	7/22/2013	950	985
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	20,355	27,428
France Telecom	8.000%	3/1/2011 (3)	2,800	3,253
France Telecom	8.750%	3/1/2031 (3)	20,350	28,756
Gannett Co., Inc.	6.375%	4/1/2012	2,900	3,205
Grupo Televisa SA	6.625%	3/18/2025 (2)	4,350	4,379
Grupo Televisa SA	8.500%	3/11/2032	750	904
GTE Corp.	8.750%	11/1/2021	3,835	5,159
GTE Corp.	6.940%	4/15/2028	4,620	5,369
Koninklijke KPN NV	8.000%	10/1/2010	4,365	5,036
Koninklijke KPN NV	8.375%	10/1/2030	4,390	5,940
New England Telephone & Telegraph Co.	6.875%	10/1/2023	2,815	2,885
New England Telephone & Telegraph Co.	7.875%	11/15/2029	2,350	3,013
News America Holdings, Inc.	9.250%	2/1/2013	5,841	7,397
News America Holdings, Inc.	8.000%	10/17/2016	9,075	11,185
News America Holdings, Inc.	7.700%	10/30/2025	900	1,094
News America Holdings, Inc.	8.150%	10/17/2036	2,700	3,532
News America Holdings, Inc.	7.750%	12/1/2045	1,775	2,221
News America Inc.	5.300%	12/15/2014	2,600	2,670
News America Inc.	6.550%	3/15/2033	275	306
News America Inc.	6.200%	12/15/2034	4,275	4,557
Pacific Bell	7.125%	3/15/2026	1,700	2,024
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	2,275	2,207
R.R. Donnelley & Sons Co.	4.950%	5/15/2010 (2)	2,850	2,854
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,375	2,327
Reed Elsevier Capital	4.625%	6/15/2012	1,425	1,420
SBC Communications, Inc.	4.125%	9/15/2009	9,000	8,966
SBC Communications, Inc.	6.250%	3/15/2011	10,390	11,265
SBC Communications, Inc.	5.875%	2/1/2012	2,000	2,141
SBC Communications, Inc.	5.875%	8/15/2012	10,250	11,020

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
SBC Communications, Inc.	5.100%	9/15/2014	$12,500	$12,764
SBC Communications, Inc.	5.625%	6/15/2016	3,675	3,895
SBC Communications, Inc.	6.450%	6/15/2034	3,950	4,469
SBC Communications, Inc.	6.150%	9/15/2034	1,425	1,551
Sprint Capital Corp.	6.000%	1/15/2007	15,290	15,698
Sprint Capital Corp.	6.125%	11/15/2008	15,250	16,078
Sprint Capital Corp.	7.625%	1/30/2011	3,600	4,112
Sprint Capital Corp.	8.375%	3/15/2012	2,290	2,762
Sprint Capital Corp.	6.900%	5/1/2019	400	460
Sprint Capital Corp.	6.875%	11/15/2028	6,750	7,754
Sprint Capital Corp.	8.750%	3/15/2032	17,675	24,667
TCI Communications, Inc.	8.750%	8/1/2015	17,295	22,183
TCI Communications, Inc.	7.875%	2/15/2026	500	631
Telecom Italia Capital	4.000%	11/15/2008	8,625	8,532
Telecom Italia Capital	4.000%	1/15/2010 (2)	5,375	5,228
Telecom Italia Capital	5.250%	11/15/2013	10,035	10,196
Telecom Italia Capital	4.950%	9/30/2014 (2)	5,900	5,843
Telecom Italia Capital	6.375%	11/15/2033	8,300	9,017
Telecom Italia Capital	6.000%	9/30/2034 (2)	4,050	4,173
Tele-Communications, Inc.	7.875%	8/1/2013	14,550	17,361
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	4,600	4,916
Telefonica Europe BV	7.750%	9/15/2010	5,000	5,735
Telefonica Europe BV	8.250%	9/15/2030	5,225	7,295
Telefonos de Mexico SA	4.750%	1/27/2010 (2)	2,925	2,919
Telefonos de Mexico SA	5.500%	1/27/2015 (2)	7,475	7,401
Telus Corp.	7.500%	6/1/2007	3,875	4,091
Telus Corp.	8.000%	6/1/2011	9,925	11,540
Thomson Corp.	5.750%	2/1/2008	8,600	8,938
Time Warner Entertainment	7.250%	9/1/2008	1,275	1,381
Time Warner Entertainment	10.150%	5/1/2012	1,400	1,820
Time Warner Entertainment	8.375%	3/15/2023	2,690	3,427
Time Warner Entertainment	8.375%	7/15/2033	4,460	5,946
Univision Communications, Inc.	2.875%	10/15/2006	2,625	2,575
Univision Communications, Inc.	7.850%	7/15/2011	800	911
US Cellular	6.700%	12/15/2033	3,950	4,216
USA Interactive	7.000%	1/15/2013	4,325	4,613
Verizon Global Funding Corp.	6.875%	6/15/2012	17,100	19,387
Verizon Global Funding Corp.	7.375%	9/1/2012	11,500	13,424
Verizon Global Funding Corp.	4.375%	6/1/2013	560	553
Verizon Global Funding Corp.	7.750%	12/1/2030	1,965	2,530
Verizon Maryland, Inc.	5.125%	6/15/2033	450	423
Verizon New England Inc.	6.500%	9/15/2011	1,945	2,112
Verizon New Jersey, Inc.	5.875%	1/17/2012	11,990	12,676
Verizon New York, Inc.	6.875%	4/1/2012	2,700	2,988
Verizon New York, Inc.	7.375%	4/1/2032	2,850	3,367
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,500	12,016
Verizon Wireless Capital	5.375%	12/15/2006	14,470	14,739
Vodafone AirTouch PLC	7.750%	2/15/2010	2,225	2,540
Vodafone AirTouch PLC	7.875%	2/15/2030	5,125	6,872
Vodafone Group PLC	3.950%	1/30/2008	8,500	8,476
Vodafone Group PLC	5.000%	12/16/2013	6,475	6,658

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Vodafone Group PLC	6.250%	11/30/2032	$1,800	$2,065
WPP Finance USA Corp.	5.875%	6/15/2014	4,200	4,449
Consumer Cyclical (1.9%)
Brinker International	5.750%	6/1/2014	1,975	2,111
Cendant Corp.	6.875%	8/15/2006	12,760	13,131
Cendant Corp.	6.250%	1/15/2008	7,000	7,305
Cendant Corp.	7.375%	1/15/2013	4,625	5,269
Cendant Corp.	7.125%	3/15/2015	250	285
Centex Corp.	4.750%	1/15/2008	340	342
Centex Corp.	7.875%	2/1/2011	40	46
Centex Corp.	5.125%	10/1/2013	3,740	3,761
Centex Corp.	5.250%	6/15/2015	3,025	3,034
Chrysler Corp.	7.450%	3/1/2027	3,800	4,267
Costco Wholesale Corp.	5.500%	3/15/2007	8,600	8,807
CVS Corp.	4.000%	9/15/2009	3,675	3,643
CVS Corp.	4.875%	9/15/2014	2,850	2,899
DaimlerChrysler North America Holding Corp.	7.375%	9/15/2006	3,075	3,184
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	22,400	22,464
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	13,500	13,264
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,800	1,791
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	7,835	8,844
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	14,370	16,079
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	8,430	10,613
Federated Department Stores, Inc.	6.625%	4/1/2011	1,800	1,988
Federated Department Stores, Inc.	6.790%	7/15/2027	2,880	3,242
Federated Department Stores, Inc.	7.000%	2/15/2028	25	29
Federated Department Stores, Inc.	6.900%	4/1/2029	2,250	2,604
Ford Capital BV	9.500%	6/1/2010	600	622
Ford Motor Co.	6.625%	10/1/2028	5,685	4,377
Ford Motor Co.	6.375%	2/1/2029	10,400	7,852
Ford Motor Co.	7.450%	7/16/2031	24,235	20,115
Ford Motor Co.	8.900%	1/15/2032	900	799
Ford Motor Co.	9.980%	2/15/2047	4,375	4,091
Ford Motor Credit Co.	6.500%	1/25/2007	56,405	57,130
Ford Motor Credit Co.	7.750%	2/15/2007	11,425	11,626
Ford Motor Credit Co.	4.950%	1/15/2008	975	938
Ford Motor Credit Co.	5.625%	10/1/2008	560	535
Ford Motor Credit Co.	5.800%	1/12/2009	5,000	4,791
Ford Motor Credit Co.	7.375%	10/28/2009	5,500	5,409
Ford Motor Credit Co.	5.700%	1/15/2010	3,675	3,417
Ford Motor Credit Co.	7.875%	6/15/2010	2,500	2,484
Ford Motor Credit Co.	7.375%	2/1/2011	7,200	7,088
Ford Motor Credit Co.	7.250%	10/25/2011	18,500	17,890
Ford Motor Credit Co.	7.000%	10/1/2013	3,335	3,229
Harrah's Operating Co., Inc.	7.125%	6/1/2007	8,825	9,272
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,335	2,542
Harrah's Operating Co., Inc.	8.000%	2/1/2011	296	339
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,800	2,838
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (2)	1,250	1,269
Hilton Hotels Corp.	7.625%	12/1/2012	2,500	2,883

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Home Depot Inc.	3.750%	9/15/2009	$9,775	$9,631
Kohl's Corp.	6.000%	1/15/2033	5,675	6,218
Lear Corp.	5.750%	8/1/2014	1,450	1,292
Lennar Corp.	5.950%	3/1/2013	610	644
Lennar Corp.	5.600%	5/31/2015 (2)	4,600	4,697
Lowe's Cos., Inc.	6.875%	2/15/2028	260	324
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	5,634
Marriot International	4.625%	6/15/2012	4,050	4,018
May Department Stores Co.	3.950%	7/15/2007	925	918
May Department Stores Co.	5.750%	7/15/2014	2,825	2,985
May Department Stores Co.	9.750%	2/15/2021 (1)	1,024	1,299
May Department Stores Co.	6.650%	7/15/2024	2,600	2,871
May Department Stores Co.	6.700%	7/15/2034	1,900	2,144
McDonald's Corp.	6.000%	4/15/2011	3,785	4,105
Nordstrom, Inc.	6.950%	3/15/2028	1,400	1,628
Pulte Homes, Inc.	4.875%	7/15/2009	2,675	2,704
Pulte Homes, Inc.	6.250%	2/15/2013	450	479
Pulte Homes, Inc.	5.250%	1/15/2014	2,800	2,796
Pulte Homes, Inc.	5.200%	2/15/2015	1,050	1,041
Pulte Homes, Inc.	7.875%	6/15/2032	7,800	9,544
Pulte Homes, Inc.	6.000%	2/15/2035	1,400	1,373
Target Corp.	3.375%	3/1/2008	13,800	13,582
Target Corp.	5.400%	10/1/2008	315	328
Target Corp.	5.375%	6/15/2009	4,100	4,285
Target Corp.	6.350%	1/15/2011	195	214
Target Corp.	5.875%	3/1/2012	670	727
Target Corp.	7.000%	7/15/2031	4,435	5,731
Target Corp.	6.350%	11/1/2032	8,125	9,731
The Walt Disney Co.	5.500%	12/29/2006	3,375	3,442
The Walt Disney Co.	5.375%	6/1/2007	18,596	18,987
The Walt Disney Co.	6.375%	3/1/2012	2,975	3,271
Time Warner, Inc.	6.150%	5/1/2007	17,775	18,378
Time Warner, Inc.	8.180%	8/15/2007	2,350	2,526
Time Warner, Inc.	6.750%	4/15/2011	1,650	1,826
Time Warner, Inc.	6.875%	5/1/2012	5,475	6,169
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,891
Time Warner, Inc.	9.150%	2/1/2023	11,950	16,367
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,804
Time Warner, Inc.	6.625%	5/15/2029	5,625	6,288
Time Warner, Inc.	7.625%	4/15/2031	7,225	8,995
Time Warner, Inc.	7.700%	5/1/2032	6,020	7,582
Toll Brothers, Inc.	5.150%	5/15/2015 (2)	4,025	4,006
Toyota Motor Credit Corp.	2.875%	8/1/2008	560	541
Toyota Motor Credit Corp.	4.250%	3/15/2010	22,550	22,671
Viacom International Inc.	7.700%	7/30/2010	5,475	6,136
Viacom International Inc.	6.625%	5/15/2011	5,975	6,415
Viacom International Inc.	5.625%	8/15/2012	6,500	6,646
Viacom International Inc.	4.625%	5/15/2018	500	452
Viacom International Inc.	7.875%	7/30/2030	5,335	6,293
Viacom International Inc.	5.500%	5/15/2033	2,750	2,505
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,545	14,936

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Wal-Mart Stores, Inc.	4.000%	1/15/2010	$11,800	$11,726
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,650	1,643
Wal-Mart Stores, Inc.	4.125%	2/15/2011	3,925	3,897
Wal-Mart Stores, Inc.	4.550%	5/1/2013	2,500	2,523
Wal-Mart Stores, Inc.	4.500%	7/1/2015	3,000	2,985
Wal-Mart Stores, Inc.	7.550%	2/15/2030	16,620	22,718
Yum! Brands, Inc.	8.875%	4/15/2011	2,600	3,133
Yum! Brands, Inc.	7.700%	7/1/2012	1,500	1,753
Consumer Noncyclical (1.9%)
Abbott Laboratories	5.625%	7/1/2006	14,086	14,333
Abbott Laboratories	3.500%	2/17/2009	1,650	1,619
Abbott Laboratories	4.350%	3/15/2014	250	248
Albertson's, Inc.	7.500%	2/15/2011	8,060	9,076
Albertson's, Inc.	7.450%	8/1/2029	4,550	5,198
Albertson's, Inc.	8.000%	5/1/2031	1,700	2,060
Altria Group, Inc.	5.625%	11/4/2008	5,600	5,810
Amgen Inc.	4.000%	11/18/2009	7,625	7,563
Amgen Inc.	4.850%	11/18/2014	5,000	5,135
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,627
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,675	3,683
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,725	4,079
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	1,825	2,312
Anthem, Inc.	6.800%	8/1/2012	360	409
Archer-Daniels-Midland Co.	8.125%	6/1/2012	4,200	5,069
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,871
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,625	3,314
AstraZeneca PLC	5.400%	6/1/2014	3,875	4,142
Baxter International, Inc.	5.250%	5/1/2007	2,000	2,038
Boston Scientific	5.450%	6/15/2014	6,925	7,269
Bottling Group LLC	2.450%	10/16/2006	1,200	1,179
Bottling Group LLC	4.625%	11/15/2012	17,285	17,612
Bristol-Myers Squibb Co.	4.000%	8/15/2008	6,125	6,109
Bristol-Myers Squibb Co.	5.750%	10/1/2011	18,550	19,858
Bristol-Myers Squibb Co.	7.150%	6/15/2023	350	440
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,300	1,619
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	3,500	3,507
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,575	2,658
C.R. Bard, Inc.	6.700%	12/1/2026	7,050	8,191
Campbell Soup Co.	5.500%	3/15/2007	1,400	1,431
Campbell Soup Co.	6.750%	2/15/2011	3,850	4,309
Cardinal Health, Inc.	4.000%	6/15/2015	650	600
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	2,630	3,235
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,500	4,060
CIGNA Corp.	7.875%	5/15/2027	3,100	4,009
Clorox Co.	4.200%	1/15/2010	11,350	11,433
Clorox Co.	5.000%	1/15/2015	3,275	3,390
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	341
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	15,700	17,117
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	4,100	5,628
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	2,053

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	$700	$861
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	820	1,006
Coca-Cola HBC Finance	5.125%	9/17/2013	670	699
Conagra, Inc.	6.000%	9/15/2006	7,725	7,892
Conagra, Inc.	7.875%	9/15/2010	8,400	9,652
Conagra, Inc.	6.750%	9/15/2011	400	443
Conagra, Inc.	9.750%	3/1/2021	750	1,077
Conagra, Inc.	7.125%	10/1/2026	1,350	1,630
Conagra, Inc.	8.250%	9/15/2030	1,670	2,288
Coors Brewing Co.	6.375%	5/15/2012	900	994
Diageo Capital PLC	3.500%	11/19/2007	7,550	7,455
Diageo Capital PLC	3.375%	3/20/2008	14,150	13,872
Diageo Capital PLC	7.250%	11/1/2009	450	503
Eli Lilly & Co.	6.000%	3/15/2012	2,575	2,819
General Mills, Inc.	2.625%	10/24/2006	8,750	8,591
General Mills, Inc.	5.125%	2/15/2007	11,575	11,754
General Mills, Inc.	6.000%	2/15/2012	1,714	1,864
Gillette Co.	3.800%	9/15/2009	1,400	1,384
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	7,675	7,469
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,125	3,096
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,750	4,015
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,550	1,932
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	500	663
H.J. Heinz Co.	6.625%	7/15/2011 (3)	3,000	3,341
H.J. Heinz Co.	6.750%	3/15/2032 (3)	4,025	4,985
Hospira, Inc.	4.950%	6/15/2009	3,175	3,237
Hospira, Inc.	5.900%	6/15/2014	1,975	2,121
Imperial Tobacco	7.125%	4/1/2009	1,000	1,092
Johnson & Johnson	3.800%	5/15/2013	4,115	3,989
Johnson & Johnson	6.950%	9/1/2029	450	588
Johnson & Johnson	4.950%	5/15/2033	3,300	3,399
Kellogg Co.	2.875%	6/1/2008	2,725	2,624
Kellogg Co.	6.600%	4/1/2011	450	499
Kellogg Co.	7.450%	4/1/2031	6,915	9,140
Kimberly-Clark Corp.	7.100%	8/1/2007	1,340	1,420
Kimberly-Clark Corp.	5.625%	2/15/2012	2,650	2,856
Kraft Foods, Inc.	4.625%	11/1/2006	17,475	17,590
Kraft Foods, Inc.	4.125%	11/12/2009	4,400	4,364
Kraft Foods, Inc.	5.625%	11/1/2011	6,775	7,162
Kraft Foods, Inc.	6.250%	6/1/2012	1,290	1,413
Kraft Foods, Inc.	6.500%	11/1/2031	11,400	13,395
Kroger Co.	7.800%	8/15/2007	4,400	4,688
Kroger Co.	7.250%	6/1/2009	4,225	4,622
Kroger Co.	6.800%	4/1/2011	600	658
Kroger Co.	5.500%	2/1/2013	1,725	1,780
Kroger Co.	4.950%	1/15/2015	3,675	3,642
Kroger Co.	7.700%	6/1/2029	10,625	12,974
Kroger Co.	8.000%	9/15/2029	1,450	1,828
Kroger Co.	7.500%	4/1/2031	420	507
Laboratory Corp. of America	5.500%	2/1/2013	340	354
McKesson Corp.	7.750%	2/1/2012	375	438
Merck & Co.	5.250%	7/1/2006	670	677

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Merck & Co.	4.750%	3/1/2015	$2,500	$2,511
Merck & Co.	6.400%	3/1/2028	1,730	2,009
Merck & Co.	5.950%	12/1/2028	450	500
Newell Rubbermaid, Inc.	6.000%	3/15/2007	900	924
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,500	3,423
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,000	2,537
PepsiAmericas Inc.	5.000%	5/15/2017	5,000	5,107
Pfizer, Inc.	4.500%	2/15/2014	6,000	6,046
Pharmacia Corp.	6.600%	12/1/2028 (3)	1,500	1,833
Philip Morris Cos., Inc.	7.650%	7/1/2008	3,325	3,621
Philip Morris Cos., Inc.	7.750%	1/15/2027	4,020	4,829
Procter & Gamble Co.	6.875%	9/15/2009	7,950	8,801
Procter & Gamble Co.	4.950%	8/15/2014	1,400	1,456
Procter & Gamble Co.	5.800%	8/15/2034	3,700	4,168
Procter & Gamble Co. ESOP	9.360%	1/1/2021 (1)	16,000	21,569
Quest Diagnostic, Inc.	6.750%	7/12/2006	9,255	9,486
Safeway, Inc.	4.950%	8/16/2010	3,775	3,802
Safeway, Inc.	6.500%	3/1/2011	3,800	4,104
Safeway, Inc.	5.800%	8/15/2012	875	915
Safeway, Inc.	7.250%	2/1/2031	2,100	2,425
Sara Lee Corp.	2.750%	6/15/2008	9,525	9,105
Sara Lee Corp.	6.250%	9/15/2011	350	378
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,327
Sara Lee Corp.	6.125%	11/1/2032	2,425	2,555
Schering-Plough Corp.	5.550%	12/1/2013 (3)	5,375	5,692
Schering-Plough Corp.	6.750%	12/1/2033 (3)	4,800	5,821
Tyson Foods, Inc.	7.250%	10/1/2006	3,700	3,831
Tyson Foods, Inc.	8.250%	10/1/2011	4,500	5,303
Unilever Capital Corp.	7.125%	11/1/2010	9,300	10,505
Unilever Capital Corp.	5.900%	11/15/2032	3,725	4,256
UnitedHealth Group, Inc.	5.200%	1/17/2007	4,050	4,118
UnitedHealth Group, Inc.	3.375%	8/15/2007	3,950	3,887
UnitedHealth Group, Inc.	4.125%	8/15/2009	3,375	3,368
UnitedHealth Group, Inc.	4.875%	4/1/2013	1,000	1,025
UnitedHealth Group, Inc.	5.000%	8/15/2014	3,725	3,851
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,575	2,640
Wellpoint Health Networks Inc.	6.375%	1/15/2012	3,790	4,194
Wellpoint Inc.	3.750%	12/14/2007	2,400	2,368
Wellpoint Inc.	4.250%	12/15/2009	1,800	1,788
Wellpoint Inc.	5.000%	12/15/2014	5,550	5,662
Wellpoint Inc.	5.950%	12/15/2034	3,650	3,988
Wyeth	4.375%	3/1/2008 (3)	9,395	9,394
Wyeth	6.950%	3/15/2011 (3)	1,500	1,667
Wyeth	5.500%	3/15/2013 (3)	11,525	12,067
Wyeth	5.500%	2/1/2014	7,875	8,269
Wyeth	6.450%	2/1/2024	1,925	2,206
Wyeth	6.500%	2/1/2034	3,175	3,710
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,150	1,455
Amerada Hess Corp.	6.650%	8/15/2011	4,550	5,013
Amerada Hess Corp.	7.875%	10/1/2029	6,825	8,641

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Anadarko Finance Co.	6.750%	5/1/2011	$525	$583
Anadarko Finance Co.	7.500%	5/1/2031	8,775	11,145
Anadarko Petroleum Corp.	3.250%	5/1/2008	2,000	1,950
Apache Corp.	6.250%	4/15/2012	1,200	1,336
Apache Finance Canada	7.750%	12/15/2029	1,400	1,936
Atlantic Richfield Co.	5.900%	4/15/2009	4,009	4,266
Baker Hughes, Inc.	6.250%	1/15/2009	500	532
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,246
BP Capital Markets PLC	2.350%	6/15/2006	1,250	1,234
BP Capital Markets PLC	2.750%	12/29/2006	1,175	1,155
BP Capital Markets PLC	2.625%	3/15/2007	2,225	2,184
Burlington Resources, Inc.	6.680%	2/15/2011	4,225	4,666
Burlington Resources, Inc.	7.200%	8/15/2031	900	1,116
Burlington Resources, Inc.	7.400%	12/1/2031	7,050	8,946
Canadian Natural Resources	7.200%	1/15/2032	700	858
Canadian Natural Resources	5.850%	2/1/2035	2,450	2,533
ChevronTexaco Capital Co.	3.500%	9/17/2007	6,050	6,002
Conoco Funding Co.	5.450%	10/15/2006	375	382
Conoco Funding Co.	6.350%	10/15/2011	6,310	7,003
Conoco, Inc.	6.350%	4/15/2009	13,850	14,915
Devon Energy Corp.	2.750%	8/1/2006	670	661
Devon Financing Corp.	6.875%	9/30/2011	2,010	2,251
Devon Financing Corp.	7.875%	9/30/2031	10,725	14,016
Diamond Offshore Drilling	4.875%	7/1/2015 (2)	800	799
Encana Corp.	4.600%	8/15/2009	1,225	1,237
Encana Corp.	6.500%	8/15/2034	2,025	2,345
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,750	2,947
Halliburton Co.	5.500%	10/15/2010	3,050	3,197
Husky Energy Inc.	6.150%	6/15/2019	1,000	1,089
Lasmo Inc.	7.300%	11/15/2027	400	522
Marathon Oil Corp.	5.375%	6/1/2007	8,075	8,227
Marathon Oil Corp.	6.125%	3/15/2012	2,220	2,411
Marathon Oil Corp.	6.800%	3/15/2032	725	850
Nexen, Inc.	5.050%	11/20/2013	3,850	3,836
Nexen, Inc.	7.875%	3/15/2032	1,050	1,350
Nexen, Inc.	5.875%	3/10/2035	400	403
Norsk Hydro	6.360%	1/15/2009	3,000	3,213
Norsk Hydro	7.250%	9/23/2027	4,250	5,494
Norsk Hydro	7.150%	1/15/2029	3,700	4,767
Occidental Petroleum	6.750%	1/15/2012	3,325	3,746
Occidental Petroleum	7.200%	4/1/2028	5,350	6,730
Ocean Energy, Inc.	4.375%	10/1/2007	2,025	2,025
PanCanadian Energy Corp.	7.200%	11/1/2031	7,150	8,930
Petro-Canada	4.000%	7/15/2013	2,000	1,901
Petro-Canada	7.875%	6/15/2026	1,975	2,565
Petro-Canada	7.000%	11/15/2028	1,650	1,970
Petro-Canada	5.350%	7/15/2033	6,100	5,833
Petro-Canada	5.950%	5/15/2035	5,775	6,012
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,500	2,520
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)	16,258	17,180
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,494

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Pioneer Natural Resources Co.	5.875%	7/15/2016	$4,150	$4,174
Pioneer Natural Resources Co.	7.200%	1/15/2028	2,150	2,310
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	2,185
Sunoco, Inc.	4.875%	10/15/2014	1,750	1,752
Talisman Energy, Inc.	5.125%	5/15/2015	1,450	1,482
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,274
Texaco Capital, Inc.	5.500%	1/15/2009	2,945	3,076
Tosco Corp.	7.800%	1/1/2027	1,650	2,195
Tosco Corp.	8.125%	2/15/2030	22,500	31,723
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	2,500	2,766
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	1,000	1,308
Union Oil Co. of California	5.050%	10/1/2012	1,850	1,914
Valero Energy Corp.	6.875%	4/15/2012	5,525	6,201
Valero Energy Corp.	4.750%	6/15/2013	340	338
Valero Energy Corp.	7.500%	4/15/2032	340	419
XTO Energy, Inc.	6.250%	4/15/2013	1,150	1,246
XTO Energy, Inc.	5.000%	1/31/2015	1,775	1,769
XTO Energy, Inc.	5.300%	6/30/2015	4,950	5,029
Technology (0.4%)
Affiliated Computer Services	4.700%	6/1/2010	1,150	1,145
Affiliated Computer Services	5.200%	6/1/2015	1,050	1,043
Computer Sciences Corp.	3.500%	4/15/2008	1,000	978
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,912
Deluxe Corp.	3.500%	10/1/2007	1,950	1,908
Electronic Data Systems	6.500%	8/1/2013 (3)	4,500	4,616
Electronic Data Systems Global	7.450%	10/15/2029	1,300	1,394
Equifax, Inc.	4.950%	11/1/2007	340	344
First Data Corp.	3.375%	8/1/2008	3,975	3,891
First Data Corp.	4.500%	6/15/2010	2,400	2,419
First Data Corp.	5.625%	11/1/2011	15,900	16,943
First Data Corp.	4.950%	6/15/2015	2,050	2,077
Hewlett-Packard Co.	5.750%	12/15/2006	5,575	5,708
Hewlett-Packard Co.	3.625%	3/15/2008	13,100	12,904
Hewlett-Packard Co.	6.500%	7/1/2012	560	619
International Business Machines Corp.	4.875%	10/1/2006	4,500	4,555
International Business Machines Corp.	6.450%	8/1/2007	2,900	3,039
International Business Machines Corp.	3.800%	2/1/2008	7,325	7,277
International Business Machines Corp.	5.375%	2/1/2009	4,050	4,220
International Business Machines Corp.	4.750%	11/29/2012	585	599
International Business Machines Corp.	7.500%	6/15/2013	4,000	4,773
International Business Machines Corp.	7.000%	10/30/2025	920	1,140
International Business Machines Corp.	6.220%	8/1/2027	6,250	7,204
International Business Machines Corp.	6.500%	1/15/2028	700	831
International Business Machines Corp.	5.875%	11/29/2032	600	667
International Business Machines Corp.	7.125%	12/1/2096	6,785	8,754
Motorola, Inc.	5.800%	10/15/2008	300	312
Motorola, Inc.	7.625%	11/15/2010	11,200	12,745
Motorola, Inc.	8.000%	11/1/2011	1,750	2,053
Motorola, Inc.	7.500%	5/15/2025	5,000	6,120
Motorola, Inc.	6.500%	9/1/2025	1,700	1,891

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Motorola, Inc.	6.500%	11/15/2028	$2,500	$2,786
Pitney Bowes Credit Corp.	5.750%	8/15/2008	3,525	3,687
Science Applications International Corp.	6.250%	7/1/2012	1,325	1,454
Science Applications International Corp.	5.500%	7/1/2033	1,825	1,896
SunGard Data Systems, Inc.	3.750%	1/15/2009	1,000	908
SunGard Data Systems, Inc.	4.875%	1/15/2014	850	686
Transportation (0.6%)
American Airlines, Inc.
Pass-Through Certificates	6.855%	4/15/2009 (1)	4,787	4,906
American Airlines, Inc.
Pass-Through Certificates	7.024%	10/15/2009	5,825	6,014
Burlington Northern Santa Fe Corp.	9.250%	10/1/2006	2,750	2,918
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,900	3,079
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,070	3,429
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,950	8,540
Canadian National Railway Co.	4.400%	3/15/2013	1,450	1,445
Canadian National Railway Co.	6.800%	7/15/2018	11,575	13,734
Canadian National Railway Co.	6.250%	8/1/2034	1,750	2,058
Canadian Pacific Rail	6.250%	10/15/2011	12,350	13,609
Canadian Pacific Rail	7.125%	10/15/2031	375	479
CNF, Inc.	6.700%	5/1/2034	3,725	4,156
Continental Airlines Enhanced Equipment
Trust Certificates	6.563%	2/15/2012	3,000	3,150
Continental Airlines Enhanced Equipment
Trust Certificates	6.648%	9/15/2017 (1)	8,881	8,681
CSX Corp.	6.750%	3/15/2011	3,450	3,817
CSX Corp.	6.300%	3/15/2012	5,750	6,291
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	5,275	5,697
FedEx Corp.	2.650%	4/1/2007	3,650	3,562
FedEx Corp.	3.500%	4/1/2009	1,950	1,897
Hertz Corp.	6.350%	6/15/2010	2,650	2,527
Hertz Corp.	7.400%	3/1/2011	14,975	14,730
Hertz Corp.	7.625%	6/1/2012	1,215	1,200
Norfolk Southern Corp.	7.350%	5/15/2007	9	10
Norfolk Southern Corp.	5.257%	9/17/2014	45	47
Norfolk Southern Corp.	7.700%	5/15/2017	6,650	8,308
Norfolk Southern Corp.	9.750%	6/15/2020	2,171	3,199
Norfolk Southern Corp.	5.590%	5/17/2025	634	661
Norfolk Southern Corp.	7.800%	5/15/2027	45	60
Norfolk Southern Corp.	5.640%	5/17/2029	1,155	1,209
Norfolk Southern Corp.	7.250%	2/15/2031	691	884
Norfolk Southern Corp.	7.050%	5/1/2037	5,300	6,628
Norfolk Southern Corp.	7.900%	5/15/2097	1,575	2,182
Northwest Airlines, Inc.
Pass-Through Certificates	6.841%	4/1/2011	8,425	7,962
Southwest Airlines Co.	6.500%	3/1/2012	8,800	9,582
Southwest Airlines Co.	5.250%	10/1/2014	275	276
Southwest Airlines Co.	5.125%	3/1/2017	900	882
Union Pacific Corp.	7.250%	11/1/2008	2,200	2,392
Union Pacific Corp.	3.625%	6/1/2010	3,040	2,919
Union Pacific Corp.	6.650%	1/15/2011	7,250	7,963

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Union Pacific Corp.	6.125%	1/15/2012	$575	$624
Union Pacific Corp.	6.500%	4/15/2012	2,525	2,800
Union Pacific Corp.	7.000%	2/1/2016	1,400	1,629
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,244
Union Pacific Corp.	6.625%	2/1/2029	4,450	5,222
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	500	563
Black & Decker Corp.	4.750%	11/1/2014	4,150	4,121
Cooper Industries, Inc.	5.250%	7/1/2007	505	516
Rockwell International Corp.	6.700%	1/15/2028	1,350	1,676

				3,324,417

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	2,725	2,857
AEP Texas Central Co.	6.650%	2/15/2033	3,000	3,528
Alabama Power Co.	3.500%	11/15/2007	4,150	4,093
Alabama Power Co.	5.500%	10/15/2017	11,850	12,758
American Electric Power Co., Inc.	5.375%	3/15/2010	250	260
American Electric Power Co., Inc.	5.250%	6/1/2015	875	903
Arizona Public Service Co.	5.800%	6/30/2014	4,225	4,565
Arizona Public Service Co.	4.650%	5/15/2015	4,750	4,734
Boston Edison Co.	4.875%	4/15/2014	2,275	2,329
Carolina Power & Light Co.	5.125%	9/15/2013	405	418
CenterPoint Energy Houston	5.700%	3/15/2013	4,450	4,766
CenterPoint Energy Houston	5.750%	1/15/2014	500	535
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,650	3,900
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,450	1,832
Commonwealth Edison Co.	3.700%	2/1/2008	1,150	1,138
Commonwealth Edison Co.	6.150%	3/15/2012	7,200	7,949
Commonwealth Edison Co.	4.700%	4/15/2015	2,750	2,747
Commonwealth Edison Co.	5.875%	2/1/2033	590	670
Consolidated Edison, Inc.	5.625%	7/1/2012	375	402
Consolidated Edison, Inc.	4.875%	2/1/2013	340	349
Consolidated Edison, Inc.	5.300%	3/1/2035	1,200	1,234
Constellation Energy Group, Inc.	6.125%	9/1/2009	6,700	7,115
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,075	2,339
Constellation Energy Group, Inc.	7.600%	4/1/2032	8,140	10,337
Consumers Energy Co.	4.250%	4/15/2008	4,210	4,197
Consumers Energy Co.	4.800%	2/17/2009	6,100	6,166
Consumers Energy Co.	5.000%	2/15/2012	900	918
Consumers Energy Co.	5.375%	4/15/2013	3,650	3,787
Consumers Energy Co.	5.650%	4/15/2020	1,000	1,047
Detroit Edison Co.	6.125%	10/1/2010	2,080	2,244
Dominion Resources, Inc.	4.125%	2/15/2008	450	448
Dominion Resources, Inc.	6.250%	6/30/2012	5,000	5,422
Dominion Resources, Inc.	6.300%	3/15/2033	4,600	4,986
Dominion Resources, Inc. PUT	5.250%	8/1/2015	3,300	3,354
DTE Energy Co.	7.050%	6/1/2011	1,050	1,179
Duke Capital Corp.	6.750%	2/15/2032	2,875	3,237
Duke Energy Corp.	3.750%	3/5/2008	3,350	3,307

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Duke Energy Corp.	6.250%	1/15/2012	$5,125	$5,590
Duke Energy Corp.	6.000%	12/1/2028	500	535
Duke Energy Corp.	6.450%	10/15/2032	3,800	4,328
El Paso Electric Co.	6.000%	5/15/2035	1,925	2,023
Energy East Corp.	6.750%	6/15/2012	6,300	7,136
Entergy Gulf States	3.600%	6/1/2008	3,250	3,183
Exelon Corp.	4.900%	6/15/2015	300	300
Exelon Corp.	5.625%	6/15/2035	300	304
FirstEnergy Corp.	5.500%	11/15/2006	7,125	7,238
Firstenergy Corp.	6.450%	11/15/2011	8,125	8,879
FirstEnergy Corp.	7.375%	11/15/2031	9,000	10,995
Florida Power & Light Co.	5.950%	10/1/2033	50	57
Florida Power & Light Co.	5.625%	4/1/2034	1,500	1,639
Florida Power & Light Co.	4.950%	6/1/2035	7,950	7,872
FPL Group Capital, Inc.	7.625%	9/15/2006	5,450	5,672
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,971
HQI Transelec Chile SA	7.875%	4/15/2011	11,475	13,230
Jersey Central Power & Light	5.625%	5/1/2016	3,700	3,951
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	6,227
MidAmerican Energy Co.	6.750%	12/30/2031	9,600	11,866
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	4,420	4,695
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,500	1,514
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	933
National Rural Utilities
Cooperative Finance Corp.	6.500%	3/1/2007	4,075	4,225
National Rural Utilities
Cooperative Finance Corp.	7.250%	3/1/2012	17,150	19,865
National Rural Utilities
Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,165
National Rural Utilities
Cooperative Finance Corp.	8.000%	3/1/2032	3,400	4,737
NiSource Finance Corp.	3.200%	11/1/2006	1,300	1,284
NiSource Finance Corp.	7.875%	11/15/2010	4,060	4,684
NiSource Finance Corp.	5.400%	7/15/2014	1,400	1,441
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,650	2,908
Oncor Electric Delivery Co.	6.375%	1/15/2015	5,075	5,643
Oncor Electric Delivery Co.	7.000%	5/1/2032	2,300	2,794
Oncor Electric Delivery Co.	7.250%	1/15/2033	7,525	9,302
Pacific Gas & Electric Co.	3.600%	3/1/2009	4,900	4,794
Pacific Gas & Electric Co.	4.200%	3/1/2011	2,475	2,435
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,950	5,995
Pacific Gas & Electric Co.	6.050%	3/1/2034	15,875	17,585
PacifiCorp	6.900%	11/15/2011	7,825	8,866
PacifiCorp	7.700%	11/15/2031	1,500	2,018
PacifiCorp	5.250%	6/15/2035	125	125
Pepco Holdings, Inc.	6.450%	8/15/2012	7,325	8,003
Pepco Holdings, Inc.	7.450%	8/15/2032	1,550	1,919
PPL Energy Supply LLC	6.400%	11/1/2011	5,975	6,541
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	1,037
Progress Energy, Inc.	6.050%	4/15/2007	1,770	1,820
Progress Energy, Inc.	5.850%	10/30/2008	1,000	1,041
Progress Energy, Inc.	4.500%	6/1/2010	4,200	4,214

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Progress Energy, Inc.	7.100%	3/1/2011	$7,665	$8,560
Progress Energy, Inc.	7.750%	3/1/2031	2,150	2,691
Progress Energy, Inc.	7.000%	10/30/2031	1,700	1,962
PSEG Power Corp.	6.950%	6/1/2012	16,400	18,510
PSEG Power Corp.	8.625%	4/15/2031	6,000	8,341
Public Service Co. of Colorado	4.375%	10/1/2008	9,200	9,257
Public Service Co. of Colorado	7.875%	10/1/2012	4,275	5,160
Public Service Co. of Colorado	5.500%	4/1/2014	340	365
Puget Sound Energy Inc.	5.483%	6/1/2035	1,000	1,025
SCANA Corp.	6.250%	2/1/2012	7,600	8,308
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	3,406
South Carolina Electric & Gas Co.	5.300%	5/15/2033	1,270	1,324
Southern California Edison Co.	5.000%	1/15/2014	2,950	3,024
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,507
Southern California Edison Co.	5.000%	1/15/2016	3,500	3,589
Southern California Edison Co.	6.000%	1/15/2034	3,100	3,470
Southern California Edison Co.	5.750%	4/1/2035	1,125	1,226
Southern California Edison Co.	5.350%	7/15/2035	3,875	3,957
TXU Energy Co.	7.000%	3/15/2013	1,900	2,115
United Utilities PLC	5.375%	2/1/2019	7,775	7,829
Virginia Electric & Power Co.	5.375%	2/1/2007	9,400	9,569
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,250	1,344
Natural Gas (0.4%)
Atmos Energy Corp.	4.000%	10/15/2009	5,350	5,232
Atmos Energy Corp.	4.950%	10/15/2014	2,450	2,460
Columbia Energy Group	7.620%	11/28/2025	4,451	4,618
Consolidated Natural Gas	5.375%	11/1/2006	4,075	4,137
Consolidated Natural Gas	6.250%	11/1/2011	6,300	6,860
Consolidated Natural Gas	5.000%	12/1/2014	3,700	3,744
Duke Energy Field Services	7.875%	8/16/2010	4,825	5,541
Duke Energy Field Services	8.125%	8/16/2030	350	468
Enbridge Energy Partners	4.900%	3/1/2015	3,375	3,377
Enron Corp.	7.625%	9/10/2004 **	2,000	650
Enron Corp.	6.625%	11/15/2005 **	1,375	447
Enron Corp.	7.125%	5/15/2007 **	8,646	2,810
Enron Corp.	6.875%	10/15/2007 **	8,500	2,763
Enron Corp.	6.750%	8/1/2009 **	6,445	2,095
Enterprise Products Operating LP	4.950%	6/1/2010	5,000	5,031
Enterprise Products Operating LP	5.600%	10/15/2014	6,450	6,646
Enterprise Products Operating LP	6.875%	3/1/2033	1,650	1,855
Enterprise Products Operating LP	6.650%	10/15/2034	1,700	1,876
HNG Internorth	9.625%	3/15/2006 **	4,680	1,521
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,175	2,208
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	548
Kinder Morgan, Inc.	6.500%	9/1/2012	14,025	15,460
KN Energy, Inc.	7.250%	3/1/2028	2,200	2,626
Oneok Inc.	5.200%	6/15/2015	3,000	3,056
Oneok Inc.	6.000%	6/15/2035	2,900	2,997
Panhandle Eastern Pipeline	4.800%	8/15/2008	450	453
San Diego Gas & Electric	5.350%	5/15/2035	1,000	1,044
Sempra Energy	7.950%	3/1/2010	8,725	9,927

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Southern Union Co.	7.600%	2/1/2024	$1,000	$1,195
Texas Eastern Transmission	5.250%	7/15/2007	900	916
Texas Gas Transmission	4.600%	6/1/2015	4,000	3,940
TGT Pipeline, LLC	5.500%	2/1/2017(2)	1,525	1,550
Trans-Canada Pipelines	4.000%	6/15/2013	4,025	3,855
Trans-Canada Pipelines	5.600%	3/31/2034	2,925	3,138
Yosemite Security Trust	8.250%	11/15/2004 **	31,685	13,783

				593,995

TOTAL CORPORATE BONDS
(Cost $8,306,968)				8,543,263

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.8%)

African Development Bank	3.250%	8/1/2008	7,600	7,476
Asian Development Bank	4.875%	2/5/2007	34,000	34,555
Asian Development Bank	5.593%	7/16/2018	3,300	3,704
Bayerische Landesbank	2.875%	10/15/2008	5,300	5,116
Canadian Government	6.750%	8/28/2006	12,770	13,213
Canadian Government	5.250%	11/5/2008	2,450	2,551
Canadian Mortgage & Housing	2.950%	6/2/2008	1,000	972
China Development Bank	4.750%	10/8/2014	4,800	4,821
Corporacion Andina de Fomento	5.200%	5/21/2013	1,050	1,084
Development Bank of Japan	4.250%	6/9/2015	2,575	2,558
Eksportfinans	3.375%	1/15/2008	6,000	5,928
Eksportfinans	4.375%	7/15/2009	6,950	7,055
European Investment Bank	3.000%	8/15/2006	3,400	3,372
European Investment Bank	4.875%	9/6/2006	11,650	11,809
European Investment Bank	7.125%	9/18/2006	3,800	3,949
European Investment Bank	4.625%	3/1/2007	33,275	33,683
European Investment Bank	2.375%	6/15/2007	3,750	3,662
European Investment Bank	3.125%	10/15/2007	9,950	9,822
European Investment Bank	3.875%	8/15/2008	10,025	10,023
European Investment Bank	4.000%	3/3/2010	500	501
European Investment Bank	4.625%	5/15/2014	45,800	47,632
Export Development Canada	4.000%	8/1/2007	5,050	5,054
Export-Import Bank of Korea	7.100%	3/15/2007	3,500	3,663
Export-Import Bank of Korea	4.500%	8/12/2009	3,975	3,984
Export-Import Bank of Korea	4.625%	3/16/2010	2,025	2,045
Export-Import Bank of Korea	5.125%	3/16/2015	1,425	1,449
Federation of Malaysia	8.750%	6/1/2009	7,000	8,088
Federation of Malaysia	7.500%	7/15/2011	7,775	9,013
Financement Quebec	5.000%	10/25/2012	4,800	5,032
Hellenic Republic	6.950%	3/4/2008	6,025	6,453
Instituto de Credito Oficial	6.000%	5/19/2008	5,400	5,699
Inter-American Development Bank	6.375%	10/22/2007	2,400	2,535
Inter-American Development Bank	5.750%	2/26/2008	11,250	11,776
Inter-American Development Bank	5.375%	11/18/2008	5,925	6,239
Inter-American Development Bank	5.625%	4/16/2009	20,550	21,875
Inter-American Development Bank	8.500%	3/15/2011	2,490	3,022
Inter-American Development Bank	4.375%	9/20/2012	6,000	6,143
Inter-American Development Bank	7.000%	6/15/2025	3,750	4,909
International Bank for
Reconstruction & Development	6.625%	8/21/2006	6,205	6,405

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
International Bank for
Reconstruction & Development	4.375%	9/28/2006	$21,050	$21,252
International Bank for
Reconstruction & Development	4.125%	6/24/2009	1,000	1,011
International Bank for
Reconstruction & Development	4.125%	8/12/2009	950	962
International Bank for
Reconstruction & Development	7.625%	1/19/2023	4,200	5,835
International Bank for
Reconstruction & Development	8.875%	3/1/2026	1,250	1,966
International Finance Corp.	3.000%	4/15/2008	10,400	10,176
Japan Finance Corp.	4.625%	4/21/2015	6,000	6,105
KFW International Finance, Inc.	5.250%	6/28/2006	3,900	3,957
KFW International Finance, Inc.	4.750%	1/24/2007	21,000	21,329
Korea Development Bank	5.250%	11/16/2006	2,540	2,576
Korea Development Bank	3.875%	3/2/2009	2,225	2,187
Korea Development Bank	4.750%	7/20/2009	9,575	9,702
Korea Development Bank	5.750%	9/10/2013	10,790	11,557
Korea Electric Power	7.750%	4/1/2013	5,400	6,461
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	10,800	10,643
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	17,375	17,204
Kredit Fuer Wiederaufbau	3.500%	3/14/2008	26,700	26,454
Kredit Fuer Wiederaufbau	4.250%	6/15/2010	11,575	11,674
Kredit Fuer Wiederaufbau	4.125%	10/15/2014	3,325	3,305
Landwirtschaft Rentenbank	4.875%	3/12/2007	200	204
Landwirtschaft Rentenbank	3.375%	11/15/2007	16,925	16,757
Landwirtschaft Rentenbank	3.250%	6/16/2008	5,400	5,293
Landwirtschaft Rentenbank	4.125%	7/15/2008	500	502
Landwirtschaft Rentenbank	3.875%	9/4/2008	8,250	8,239
Nordic Investment Bank	3.125%	4/24/2008	5,850	5,731
Oesterreich Kontrollbank	5.125%	3/20/2007	16,150	16,484
Ontario Hydro Electric	6.100%	1/30/2008	800	840
Ontario Hydro Electric	7.450%	3/31/2013	3,400	4,135
Pemex Project Funding Master Trust	8.500%	2/15/2008	4,200	4,599
Pemex Project Funding Master Trust	7.875%	2/1/2009(3)	17,730	19,379
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,920	2,252
Pemex Project Funding Master Trust	8.000%	11/15/2011(3)	2,650	3,008
Pemex Project Funding Master Trust	7.375%	12/15/2014	14,425	16,084
Pemex Project Funding Master Trust	5.750%	12/15/2015 (2)	1,500	1,485
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	8,755	10,659
Pemex Project Funding Master Trust	6.625%	6/15/2035 (2)	3,425	3,319
People's Republic of China	7.300%	12/15/2008	2,400	2,634
People's Republic of China	4.750%	10/29/2013	2,400	2,429
Province of British Columbia	4.625%	10/3/2006	6,000	6,059
Province of British Columbia	5.375%	10/29/2008	6,600	6,913
Province of British Columbia	4.300%	5/30/2013	2,250	2,287
Province of Manitoba	4.250%	11/20/2006	4,500	4,523
Province of Manitoba	7.500%	2/22/2010	5,500	6,289
Province of New Brunswick	3.500%	10/23/2007	15,400	15,259
Province of Nova Scotia	5.750%	2/27/2012	2,075	2,258
Province of Ontario	3.350%	7/16/2007	6,625	6,534
Province of Ontario	5.500%	10/1/2008	31,400	32,718

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Province of Ontario	3.625%	10/21/2009	$2,275	$2,240
Province of Ontario	5.125%	7/17/2012	7,950	8,443
Province of Ontario	4.500%	2/3/2015	5,925	6,010
Province of Quebec	7.000%	1/30/2007	3,000	3,147
Province of Quebec	5.750%	2/15/2009	250	265
Province of Quebec	5.000%	7/17/2009	24,895	25,779
Province of Quebec	6.125%	1/22/2011	5,185	5,656
Province of Quebec	4.600%	5/26/2015	3,700	3,732
Province of Quebec	7.125%	2/9/2024	1,230	1,604
Province of Quebec	7.500%	9/15/2029	6,680	9,337
Province of Saskatchewan	7.375%	7/15/2013	1,800	2,190
Quebec Hydro Electric	6.300%	5/11/2011	12,900	14,195
Quebec Hydro Electric	8.000%	2/1/2013	5,200	6,414
Quebec Hydro Electric	7.500%	4/1/2016	500	622
Quebec Hydro Electric	8.400%	1/15/2022	950	1,346
Quebec Hydro Electric	8.050%	7/7/2024	2,300	3,249
Region of Lombardy	5.804%	10/25/2032	3,500	4,053
Republic of Chile	5.625%	7/23/2007	10,795	11,086
Republic of Chile	7.125%	1/11/2012	3,500	4,024
Republic of Chile	5.500%	1/15/2013	1,140	1,208
Republic of Finland	4.750%	3/6/2007	2,900	2,945
Republic of Hungary	4.750%	2/3/2015	11,600	11,795
Republic of Italy	4.375%	10/25/2006	32,900	33,116
Republic of Italy	2.750%	12/15/2006	4,975	4,911
Republic of Italy	3.625%	9/14/2007	25,250	25,131
Republic of Italy	3.750%	12/14/2007	7,750	7,727
Republic of Italy	4.000%	6/16/2008	1,400	1,400
Republic of Italy	6.000%	2/22/2011	10,825	11,799
Republic of Italy	5.625%	6/15/2012	34,150	37,349
Republic of Italy	4.500%	1/21/2015	14,225	14,012
Republic of Italy	6.875%	9/27/2023	9,625	12,149
Republic of Italy	5.375%	6/15/2033	12,800	13,897
Republic of Korea	8.875%	4/15/2008	11,325	12,735
Republic of Korea	4.250%	6/1/2013	4,150	4,070
Republic of Korea	4.875%	9/22/2014	9,350	9,442
Republic of Poland	6.250%	7/3/2012	5,975	6,623
Republic of Poland	5.250%	1/15/2014	670	706
Republic of South Africa	7.375%	4/25/2012	15,450	17,700
Republic of South Africa	6.500%	6/2/2014	1,175	1,305
Republic of South Africa	8.500%	6/23/2017	1,075	1,384
State of Israel	4.625%	6/15/2013	1,800	1,769
Swedish Export Credit Corp.	2.875%	1/26/2007	4,700	4,642
Tenaga Nasional	7.500%	1/15/2096 (2)	5,000	5,463
United Mexican States	9.875%	1/15/2007	7,050	7,685
United Mexican States	8.625%	3/12/2008	8,200	9,073
United Mexican States	4.625%	10/8/2008	7,825	7,845
United Mexican States	10.375%	2/17/2009	18,225	21,715
United Mexican States	9.875%	2/1/2010	4,030	4,860
United Mexican States	8.375%	1/14/2011	10,267	11,910
United Mexican States	7.500%	1/14/2012	9,800	11,059
United Mexican States	6.375%	1/16/2013	9,065	9,672
United Mexican States	5.875%	1/15/2014	8,075	8,358

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
United Mexican States	6.625%	3/3/2015	$7,375	$8,057
United Mexican States	11.375%	9/15/2016	6,050	8,963
United Mexican States	8.125%	12/30/2019	11,425	13,893
United Mexican States	8.300%	8/15/2031	20,030	24,637
United Mexican States	7.500%	4/8/2033	3,500	3,995
United Mexican States	6.750%	9/27/2034	4,950	5,193

TOTAL SOVEREIGN BONDS
(Cost $1,196,098)				1,221,684

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	4,775	4,920
Illinois (Taxable Pension) GO	5.100%	6/1/2033	34,150	35,469
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/2034	5,925	6,466
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	4,475	5,981
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	3,800	3,761
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,475	2,749
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,575	4,122
Oregon School Board Assn.	5.528%	6/30/2028	1,525	1,663
Wisconsin Public Service Rev.	4.800%	5/1/2013	3,150	3,252
Wisconsin Public Service Rev.	5.700%	5/1/2026	3,550	3,950

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $64,738)				72,333

			Shares

TEMPORARY CASH INVESTMENTS (1.9%)

Vanguard Market Liquidity Fund, 3.139%†			561,661,932	561,662
Vanguard Market Liquidity Fund, 3.139%†--Note F			69,096,000	69,096

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $630,758)				630,758

TOTAL INVESTMENTS (101.0%)
(Cost $32,142,380)				32,859,764

OTHER ASSETS AND LIABILITIES (-1.0%)

Other Assets--Note B				832,621
Payables for Investment Securities Purchased				(1,000,695)
Other Liabilities--Note F				(156,275)

				(324,349)

NET ASSETS (100%)				$32,535,415

^See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Non-income-producing security--security in default.
†Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $209,376,000, representing 0.6% of net assets.
(3) Adjustable-rate note.
GO-General Obligation Bond.
PUT-Put Option Obligation.

Amount (000)
AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Paid-in Capital	$31,844,913
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(36,136)
Unrealized Appreciation
Investment Securities	717,384
Swap Contracts	9,254

NET ASSETS	$32,535,415

Investor Shares-Net Assets
Applicable to 2,057,667,340 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$21,196,069

NET ASSET VALUE PER SHARE--INVESTOR SHARES	$10.30

Admiral Shares-Net Assets
Applicable to 295,621,578 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$3,045,205

NET ASSET VALUE PER SHARE--ADMIRAL SHARES	$10.30

Institutional Shares-Net Assets
Applicable to 805,169,837 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$8,294,141

NET ASSET VALUE PER SHARE-INSTITUTIONAL SHARES	$10.30

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (68.0%)

U.S. Government Securities (43.6%)
U.S. Treasury Bond	13.250%	5/15/2014	$35,000	$46,998
U.S. Treasury Note	7.000%	7/15/2006	208,735	216,007
U.S. Treasury Note	2.375%	8/15/2006	34,650	34,201
U.S. Treasury Note	2.875%	11/30/2006	51,550	51,035
U.S. Treasury Note	3.000%	12/31/2006	112,750	111,728
U.S. Treasury Note	3.125%	1/31/2007	128,100	127,099
U.S. Treasury Note	3.750%	3/31/2007	81,625	81,765
U.S. Treasury Note	3.125%	5/15/2007	128,125	126,923
U.S. Treasury Note	3.500%	5/31/2007	145,625	145,192
U.S. Treasury Note	2.750%	8/15/2007	59,575	58,476
U.S. Treasury Note	3.250%	8/15/2007	19,775	19,617
U.S. Treasury Note	6.125%	8/15/2007	129,100	135,616
U.S. Treasury Note	3.000%	2/15/2008	6,725	6,618
U.S. Treasury Note	5.625%	5/15/2008	153,775	161,920
U.S. Treasury Note	3.250%	8/15/2008	27,550	27,214
U.S. Treasury Note	3.125%	9/15/2008	7,800	7,668
U.S. Treasury Note	3.125%	10/15/2008	86,550	85,062
U.S. Treasury Note	3.375%	11/15/2008	142,475	141,050
U.S. Treasury Note	3.375%	12/15/2008	46,025	45,565
U.S. Treasury Note	3.250%	1/15/2009	132,200	130,341
U.S. Treasury Note	2.625%	3/15/2009	27,700	26,691
U.S. Treasury Note	3.125%	4/15/2009	48,850	47,873
U.S. Treasury Note	4.000%	6/15/2009	25,975	26,259
U.S. Treasury Note	3.625%	7/15/2009	1,425	1,420
U.S. Treasury Note	3.500%	8/15/2009	75	74
U.S. Treasury Note	6.000%	8/15/2009	89,075	96,772
U.S. Treasury Note	3.375%	9/15/2009	3,650	3,600
U.S. Treasury Note	3.375%	10/15/2009	10,625	10,477
U.S. Treasury Note	3.500%	11/15/2009	7,375	7,312
U.S. Treasury Note	3.500%	12/15/2009	13,225	13,105
U.S. Treasury Note	6.500%	2/15/2010	126,300	140,962
U.S. Treasury Note	4.000%	3/15/2010	71,275	72,065
U.S. Treasury Note	4.000%	4/15/2010	85,000	85,956
U.S. Treasury Note	5.750%	8/15/2010	48,200	52,696
U.S. Treasury Note	5.000%	8/15/2011	5,725	6,109

				2,351,466

Agency Bonds and Notes (24.4%)
Federal Farm Credit Bank*	3.250%	6/15/2007	7,525	7,444
Federal Farm Credit Bank*	3.000%	12/17/2007	13,825	13,540
Federal Farm Credit Bank*	3.375%	7/15/2008	4,475	4,409
Federal Farm Credit Bank*	4.125%	4/15/2009	2,625	2,638
Federal Home Loan Bank*	2.875%	8/15/2006	84,500	83,668
Federal Home Loan Bank*	3.500%	8/15/2006	24,625	24,550
Federal Home Loan Bank*	2.625%	10/16/2006	42,500	41,887
Federal Home Loan Bank*	4.875%	11/15/2006	22,775	23,105
Federal Home Loan Bank*	3.375%	2/23/2007	20,000	19,860
Federal Home Loan Bank*	3.375%	9/14/2007	20,000	19,793
Federal Home Loan Bank*	3.875%	9/14/2007	23,000	23,003
Federal Home Loan Bank*	3.375%	2/15/2008	7,500	7,408

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Federal Home Loan Bank*	2.750%	3/14/2008	$17,500	$16,998
Federal Home Loan Bank*	2.625%	7/15/2008	16,000	15,421
Federal Home Loan Bank*	5.800%	9/2/2008	6,000	6,331
Federal Home Loan Bank*	3.625%	11/14/2008	30,000	29,696
Federal Home Loan Bank*	3.000%	4/15/2009	10,000	9,660
Federal Home Loan Bank*	3.750%	8/18/2009	30,000	29,770
Federal Home Loan Bank*	3.875%	1/15/2010	30,000	29,941
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006	46,800	47,613
Federal Home Loan Mortgage Corp.*	2.750%	10/15/2006	35,000	34,551
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	30,000	29,615
Federal Home Loan Mortgage Corp.*	2.375%	2/15/2007	60,000	58,649
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	26,000	26,448
Federal Home Loan Mortgage Corp.*	5.750%	4/15/2008	25,500	26,763
Federal Home Loan Mortgage Corp.*	3.625%	9/15/2008	25,000	24,773
Federal Home Loan Mortgage Corp.*	5.125%	10/15/2008	32,500	33,667
Federal Home Loan Mortgage Corp.*	5.750%	3/15/2009	49,500	52,526
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	30,000	33,064
Federal National Mortgage Assn.*	3.125%	7/15/2006	30,000	29,802
Federal National Mortgage Assn.*	2.625%	11/15/2006	100,000	98,470
Federal National Mortgage Assn.*	4.750%	1/2/2007	4,000	4,046
Federal National Mortgage Assn.*	5.000%	1/15/2007	36,750	37,404
Federal National Mortgage Assn.*	3.625%	3/15/2007	10,000	9,968
Federal National Mortgage Assn.*	7.125%	3/15/2007	25,150	26,509
Federal National Mortgage Assn.*	5.250%	4/15/2007	25,000	25,608
Federal National Mortgage Assn.*	4.250%	7/15/2007	15,000	15,120
Federal National Mortgage Assn.*	3.000%	8/15/2007	15,000	14,743
Federal National Mortgage Assn.*	6.625%	10/15/2007	32,500	34,435
Federal National Mortgage Assn.*	3.250%	1/15/2008	5,000	4,927
Federal National Mortgage Assn.*	5.750%	2/15/2008	36,500	38,196
Federal National Mortgage Assn.*	6.000%	5/15/2008	33,075	34,954
Federal National Mortgage Assn.*	5.250%	1/15/2009	48,500	50,550
Federal National Mortgage Assn.*	3.250%	2/15/2009	17,500	17,126
Federal National Mortgage Assn.*	6.375%	6/15/2009	28,500	30,966
Federal National Mortgage Assn.*	6.625%	9/15/2009	15,000	16,532
Federal National Mortgage Assn.*	7.250%	1/15/2010	30,000	34,007
Tennessee Valley Auth.*	5.375%	11/13/2008	11,003	11,493

				1,311,647

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,681,045)				3,663,113

CORPORATE BONDS (23.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
California Infrastructure & Economic Development
Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008 (1)	414	421
Countrywide Home Loans	4.092%	5/25/2033 (1)	1,137	1,137
M&I Auto Loan Trust	3.040%	10/20/2008 (1)	1,000	994
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	484	490
Salomon Brothers Mortgage Securities VII	4.126%	9/25/2033 (1)	5,525	5,537
USAA Auto Owner Trust	2.930%	7/16/2007 (1)	390	388

				8,967

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Finance (12.2%)
Banking (5.8%)
ABN AMRO Bank NV	7.550%	6/28/2006	$1,010	$1,044
ABN AMRO Bank NV	7.125%	6/18/2007	4,000	4,228
Associates Corp. of North America	6.250%	11/1/2008	8,000	8,498
BSCH Issuances Ltd.	7.625%	11/3/2009	3,000	3,391
Banc One Corp.	7.600%	5/1/2007	2,000	2,123
Bank One Corp.	6.875%	8/1/2006	600	619
Bank One Corp.	4.125%	9/1/2007	4,500	4,511
Bank One Corp.	2.625%	6/30/2008	3,600	3,442
Bank One Corp.	6.000%	8/1/2008	1,500	1,574
Bank One Corp.	6.000%	2/17/2009	5,000	5,288
Bank One NA (IL)	5.500%	3/26/2007	2,500	2,563
Bank One NA (IL)	3.700%	1/15/2008	1,000	991
Bank of America Corp.	7.125%	9/15/2006	5,000	5,189
Bank of America Corp.	5.250%	2/1/2007	2,700	2,752
Bank of America Corp.	3.375%	2/17/2009	4,000	3,900
Bank of America Corp.	7.800%	2/15/2010	2,500	2,859
Bank of New York Co., Inc.	3.750%	2/15/2008	3,250	3,226
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	5,250	6,112
BankAmerica Corp.	6.625%	8/1/2007	4,210	4,419
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,690
BankBoston NA	6.375%	3/25/2008	2,500	2,643
Citicorp	6.375%	11/15/2008	2,000	2,138
Citigroup, Inc.	5.500%	8/9/2006	3,500	3,564
Citigroup, Inc.	5.000%	3/6/2007	2,500	2,543
Citigroup, Inc.	3.625%	2/9/2009	2,500	2,465
Citigroup, Inc.	4.250%	7/29/2009	8,925	8,977
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	5,075	5,226
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	6,125	6,200
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,500	3,465
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	5,500	5,591
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	650	644
Depfa Bank	3.625%	10/29/2008	2,000	1,976
Deutsche Bank Financial, Inc.	6.700%	12/13/2006	675	702
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	1,500	1,675
Fifth Third Bank	3.375%	8/15/2008	3,100	3,033
Fifth Third Bank	4.200%	2/23/2010	1,000	1,002
FirstStar Bank	7.125%	12/1/2009	2,000	2,236
Fleet Boston Financial Corp.	4.875%	12/1/2006	5,025	5,093
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,700	3,679
Golden West Financial Corp.	4.125%	8/15/2007	3,250	3,260
HSBC Bank PLC	7.625%	6/15/2006	2,000	2,070
HSBC Bank USA	3.875%	9/15/2009	2,000	1,977
HSBC Holdings PLC	7.500%	7/15/2009	1,500	1,679
HSBC USA, Inc.	7.000%	11/1/2006	2,500	2,601
J.P. Morgan Chase & Co.	5.625%	8/15/2006	1,900	1,934
J.P. Morgan Chase & Co.	5.350%	3/1/2007	1,642	1,677
J.P. Morgan Chase & Co.	5.250%	5/30/2007	1,775	1,813
J.P. Morgan Chase & Co.	4.000%	2/1/2008	5,325	5,324
J.P. Morgan Chase & Co.	3.500%	3/15/2009	4,100	4,008

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
J.P. Morgan Chase & Co.	3.800%	10/2/2009	$6,150	$6,045
Key Bank NA	5.000%	7/17/2007	1,000	1,018
KeyCorp	4.700%	5/21/2009	2,000	2,037
Marshall & Ilsley Bank	4.125%	9/4/2007	2,500	2,505
Marshall & Ilsley Bank	4.375%	8/1/2009	1,350	1,365
Mellon Financial Co.	6.700%	3/1/2008	1,000	1,064
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,085
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,914
National Australia Bank	8.600%	5/19/2010	2,000	2,369
National City Bank	4.875%	7/20/2007	2,200	2,236
National City Bank	4.150%	8/1/2009	2,550	2,555
National City Bank	4.500%	3/15/2010	600	608
National City Corp.	3.200%	4/1/2008	500	488
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,479
NationsBank Corp.	7.500%	9/15/2006	1,000	1,041
NationsBank Corp.	6.375%	2/15/2008	3,300	3,485
PNC Funding Corp.	5.750%	8/1/2006	4,800	4,895
PNC Funding Corp.	7.500%	11/1/2009	1,000	1,126
Popular North America, Inc.	6.125%	10/15/2006	3,000	3,074
Popular North America, Inc.	4.250%	4/1/2008	2,000	2,009
Republic New York Corp.	7.750%	5/15/2009	2,400	2,706
Royal Bank of Canada	4.125%	1/26/2010	4,200	4,196
Salomon Smith Barney Holdings Inc.	6.500%	2/15/2008	6,300	6,685
Sanwa Bank Ltd.	8.350%	7/15/2009	3,000	3,399
Societe Generale	7.400%	6/1/2006	2,000	2,061
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,025	6,890
SunTrust Banks, Inc.	7.375%	7/1/2006	3,000	3,115
SunTrust Banks, Inc.	7.250%	9/15/2006	1,000	1,040
The Chase Manhattan Corp.	7.125%	2/1/2007	2,150	2,252
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	2,059
US Bancorp	5.100%	7/15/2007	4,000	4,093
US Bancorp	3.950%	8/23/2007	3,000	2,999
US Bank NA	2.850%	11/15/2006	3,000	2,961
US Bank NA	3.700%	8/1/2007	1,775	1,766
US Bank NA	4.125%	3/17/2008	3,000	3,005
Union Planters Bank NA	5.125%	6/15/2007	1,630	1,667
Wachovia Corp.	4.950%	11/1/2006	10,500	10,648
Wachovia Corp.	3.500%	8/15/2008	2,000	1,968
Wachovia Corp.	3.625%	2/17/2009	3,500	3,456
Wachovia Corp.	4.375%	6/1/2010	2,075	2,090
Washington Mutual, Inc.	4.000%	1/15/2009	9,000	8,938
Washington Mutual, Inc.	8.250%	4/1/2010	1,500	1,737
Wells Fargo & Co.	5.250%	12/1/2007	2,000	2,059
Wells Fargo & Co.	4.125%	3/10/2008	11,550	11,572
Wells Fargo & Co.	3.125%	4/1/2009	3,000	2,905
Wells Fargo & Co.	4.200%	1/15/2010	6,350	6,360
World Savings Bank, FSB	4.125%	3/10/2008	1,550	1,551
World Savings Bank, FSB	4.125%	12/15/2009	2,000	1,997
Brokerage (1.9%)
Bear Stearns Co., Inc.	7.000%	3/1/2007	5,300	5,546
Bear Stearns Co., Inc.	7.800%	8/15/2007	2,375	2,548

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Bear Stearns Co., Inc.	4.000%	1/31/2008	$1,750	$1,744
Bear Stearns Co., Inc.	2.875%	7/2/2008	3,000	2,889
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,132
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,650	1,663
Goldman Sachs Group, Inc.	4.125%	1/15/2008	3,000	3,005
Goldman Sachs Group, Inc.	3.875%	1/15/2009	5,625	5,554
Goldman Sachs Group, Inc.	6.650%	5/15/2009	5,300	5,753
Goldman Sachs Group, Inc.	7.350%	10/1/2009	1,500	1,671
Goldman Sachs Group, Inc.	4.500%	6/15/2010	3,700	3,713
Lehman Brothers Holdings, Inc.	7.375%	1/15/2007	2,500	2,620
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	2,500	2,495
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	2,500	2,666
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	5,175	5,070
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	2,200	2,156
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	5,200	5,123
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	725	723
Merrill Lynch & Co., Inc.	7.000%	1/15/2007	1,042	1,088
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	3,000	2,961
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	7,575	7,570
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	1,000	990
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	2,875	2,870
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	5,500	5,831
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	2,500	2,489
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	996
Morgan Stanley Dean Witter	6.875%	3/1/2007	2,250	2,350
Morgan Stanley Dean Witter	5.800%	4/1/2007	5,125	5,273
Morgan Stanley Dean Witter	3.625%	4/1/2008	5,200	5,118
Morgan Stanley Dean Witter	3.875%	1/15/2009	5,025	4,966
Morgan Stanley Dean Witter	4.250%	5/15/2010	4,500	4,485
Finance Companies (3.5%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,638
American Express Co.	5.500%	9/12/2006	1,500	1,526
American Express Co.	3.750%	11/20/2007	2,250	2,235
American Express Co.	4.750%	6/17/2009	1,525	1,557
American Express Credit Corp.	3.000%	5/16/2008	3,000	2,909
American General Finance Corp.	5.875%	7/14/2006	1,000	1,019
American General Finance Corp.	3.000%	11/15/2006	2,900	2,859
American General Finance Corp.	5.750%	3/15/2007	4,200	4,306
American General Finance Corp.	3.875%	10/1/2009	2,550	2,494
CIT Group Co. of Canada	4.650%	7/1/2010 (2)	1,800	1,805
CIT Group, Inc.	2.875%	9/29/2006	3,000	2,958
CIT Group, Inc.	7.375%	4/2/2007	1,000	1,053
CIT Group, Inc.	5.750%	9/25/2007	2,500	2,583
CIT Group, Inc.	3.650%	11/23/2007	2,000	1,973
CIT Group, Inc.	5.500%	11/30/2007	650	669
CIT Group, Inc.	4.000%	5/8/2008	1,000	993
CIT Group, Inc.	4.125%	11/3/2009	1,800	1,778
CIT Group, Inc.	4.250%	2/1/2010	2,925	2,904
Capital One Bank	4.875%	5/15/2008	1,750	1,775
Capital One Bank	4.250%	12/1/2008	2,500	2,507
Capital One Bank	5.000%	6/15/2009	925	947

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Countrywide Home Loan	5.500%	2/1/2007	$2,000	$2,039
Countrywide Home Loan	2.875%	2/15/2007	2,000	1,959
Countrywide Home Loan	5.625%	5/15/2007	6,000	6,144
Countrywide Home Loan	3.250%	5/21/2008	4,500	4,374
Countrywide Home Loan	6.250%	4/15/2009	3,500	3,715
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,896
General Electric Capital Corp.	2.800%	1/15/2007	2,750	2,703
General Electric Capital Corp.	5.375%	3/15/2007	5,550	5,674
General Electric Capital Corp.	8.750%	5/21/2007	2,500	2,708
General Electric Capital Corp.	5.000%	6/15/2007	5,150	5,241
General Electric Capital Corp.	4.250%	1/15/2008	8,275	8,303
General Electric Capital Corp.	4.125%	3/4/2008	1,375	1,376
General Electric Capital Corp.	3.500%	5/1/2008	11,000	10,823
General Electric Capital Corp.	3.600%	10/15/2008	2,050	2,016
General Electric Capital Corp.	7.375%	1/19/2010	10,525	11,859
HSBC Finance Corp.	4.125%	3/11/2008	1,150	1,147
HSBC Finance Corp.	4.125%	11/16/2009	2,200	2,177
HSBC Finance Corp.	4.750%	4/15/2010	800	811
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,594
Household Finance Corp.	7.200%	7/15/2006	1,250	1,291
Household Finance Corp.	5.750%	1/30/2007	11,025	11,310
Household Finance Corp.	7.875%	3/1/2007	2,000	2,120
Household Finance Corp.	4.625%	1/15/2008	2,500	2,528
Household Finance Corp.	6.400%	6/17/2008	3,600	3,811
Household Finance Corp.	4.125%	12/15/2008	3,400	3,375
Household Finance Corp.	5.875%	2/1/2009	2,000	2,102
Household Finance Corp.	4.750%	5/15/2009	1,500	1,520
International Lease Finance Corp.	3.125%	5/3/2007	1,050	1,031
International Lease Finance Corp.	5.625%	6/1/2007	2,625	2,691
International Lease Finance Corp.	4.500%	5/1/2008	3,000	3,013
International Lease Finance Corp.	6.375%	3/15/2009	2,500	2,659
International Lease Finance Corp.	3.500%	4/1/2009	2,025	1,955
International Lease Finance Corp.	5.000%	4/15/2010	3,000	3,060
MBNA America Bank NA	5.375%	1/15/2008	3,750	3,867
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,283
Residential Capital Corp.	6.375%	6/30/2010 (2)	5,300	5,345
SLM Corp.	5.625%	4/10/2007	5,775	5,927
SLM Corp.	3.625%	3/17/2008	3,000	2,962
SLM Corp.	4.000%	1/15/2009	2,500	2,484
Insurance (0.6%)
ACE Ltd.	6.000%	4/1/2007	1,900	1,953
Allstate Corp.	5.375%	12/1/2006	4,500	4,589
Allstate Corp.	7.200%	12/1/2009	2,500	2,791
American International Group, Inc.	2.875%	5/15/2008 (3)	1,000	962
Equitable Cos., Inc.	6.500%	4/1/2008	2,000	2,117
Genworth Financial, Inc.	4.750%	6/15/2009	1,625	1,655
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	1,800	1,814
John Hancock Financial Services	5.625%	12/1/2008	350	365
Marsh & McLennan Cos., Inc.	3.625%	2/15/2008	3,000	2,933
MetLife, Inc.	5.250%	12/1/2006	2,000	2,035
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	1,000	1,019

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Principal Life Inc. Funding	3.200%	4/1/2009	$1,500	$1,445
Protective Life Secured Trust	3.700%	11/24/2008	1,275	1,255
Prudential Financial, Inc.	3.750%	5/1/2008	1,000	988
Safeco Corp.	4.875%	2/1/2010	2,500	2,545
Travelers Property Casualty Corp.	3.750%	3/15/2008	2,525	2,483
Willis Group Holdings	5.125%	7/15/2010	900	905
Real Estate Investment Trusts (0.3%)
Archstone-Smith Trust	3.000%	6/15/2008	2,000	1,924
Brandywine Realty Trust	4.500%	11/1/2009	1,500	1,476
EOP Operating LP	7.750%	11/15/2007	3,300	3,548
EOP Operating LP	6.750%	2/15/2008	1,325	1,401
Simon Property Group Inc.	6.375%	11/15/2007	3,000	3,131
Simon Property Group Inc.	3.750%	1/30/2009	2,300	2,242
Vornado Realty	5.625%	6/15/2007	1,500	1,531
iStar Financial Inc.	4.875%	1/15/2009	1,000	1,002
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	275	272
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,931
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	4,300	4,283

				657,221

Industrial (9.7%)
Basic Industry (0.5%)
Alcoa, Inc.	4.250%	8/15/2007	1,650	1,658
Chevron Philips Chemical Co.	5.375%	6/15/2007	1,000	1,019
Dow Chemical Co.	5.000%	11/15/2007	1,500	1,533
E.I. du Pont de Nemours & Co.	6.750%	9/1/2007	1,575	1,664
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	5,000	5,541
ICI Wilmington	4.375%	12/1/2008	2,200	2,188
International Paper Co.	4.250%	1/15/2009	1,000	987
International Paper Co.	4.000%	4/1/2010	2,000	1,941
Monsanto Co.	4.000%	5/15/2008	2,000	1,991
Praxair, Inc.	2.750%	6/15/2008	3,000	2,896
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,905
Rohm & Haas Co.	7.400%	7/15/2009	290	324
Weyerhaeuser Co.	6.125%	3/15/2007	1,102	1,130
Weyerhaeuser Co.	5.950%	11/1/2008	3,082	3,192
Capital Goods (1.1%)
Boeing Capital Corp.	5.750%	2/15/2007	4,500	4,617
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,500	1,436
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,900	2,889
Caterpillar Financial Services Corp.	4.300%	6/1/2010	5,800	5,804
Deere & Co.	7.850%	5/15/2010	1,000	1,151
General Dynamics Corp.	3.000%	5/15/2008	2,525	2,453
Honeywell International, Inc.	5.125%	11/1/2006	3,000	3,042
Honeywell International, Inc.	7.500%	3/1/2010	3,000	3,412
John Deere Capital Corp.	3.875%	3/7/2007	2,200	2,192
John Deere Capital Corp.	4.500%	8/22/2007	2,000	2,014
John Deere Capital Corp.	3.900%	1/15/2008	5,000	4,971
McDonnell Douglas Corp.	6.875%	11/1/2006	1,500	1,554

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Raytheon Co.	6.750%	8/15/2007	$2,337	$2,451
Raytheon Co.	8.300%	3/1/2010	2,000	2,317
Textron Financial Corp.	5.875%	6/1/2007	1,600	1,648
Textron Financial Corp.	4.125%	3/3/2008	1,925	1,919
Textron Financial Corp.	4.600%	5/3/2010	2,300	2,318
Tyco International Group SA	5.800%	8/1/2006	4,100	4,167
Tyco International Group SA	6.125%	11/1/2008	1,100	1,160
USA Waste Services, Inc.	7.125%	10/1/2007	2,000	2,110
United Technologies Corp.	4.875%	11/1/2006	3,000	3,036
United Technologies Corp.	4.375%	5/1/2010	1,100	1,109
Waste Management, Inc.	6.500%	11/15/2008	1,025	1,087
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,160
Communication (1.9%)
AT&T Wireless Services, Inc.	7.500%	5/1/2007	2,400	2,539
America Movil SA de C.V.	4.125%	3/1/2009	1,550	1,523
Ameritech Capital Funding	6.150%	1/15/2008	3,000	3,141
BellSouth Corp.	5.000%	10/15/2006	3,875	3,928
BellSouth Corp.	4.200%	9/15/2009	3,450	3,440
British Sky Broadcasting Corp.	7.300%	10/15/2006	1,815	1,885
British Sky Broadcasting Corp.	8.200%	7/15/2009	2,750	3,106
Clear Channel Communications, Inc.	6.000%	11/1/2006	2,000	2,033
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,500	1,487
Clear Channel Communications, Inc.	4.250%	5/15/2009	2,000	1,925
Comcast Cable Communications, Inc.	8.375%	5/1/2007	150	161
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,000	5,294
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,598
Cox Communications, Inc.	3.875%	10/1/2008	1,000	978
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,680
Cox Communications, Inc.	4.625%	1/15/2010	3,225	3,213
Deutsche Telekom International Finance	3.875%	7/22/2008	3,075	3,034
Gannett Co., Inc.	5.500%	4/1/2007	1,500	1,537
Gannett Co., Inc.	6.375%	4/1/2012	200	221
News America Inc.	6.625%	1/9/2008	1,500	1,585
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	1,350	1,310
R.R. Donnelley & Sons Co.	4.950%	5/15/2010 (2)	600	601
SBC Communications, Inc.	4.125%	9/15/2009	4,750	4,732
Sprint Capital Corp.	6.125%	11/15/2008	6,000	6,326
Sprint Capital Corp.	6.375%	5/1/2009	3,000	3,198
Telecom Italia Capital	4.000%	11/15/2008	3,000	2,968
Telecom Italia Capital	4.000%	1/15/2010 (2)	3,700	3,599
Telefonos de Mexico SA	4.500%	11/19/2008	1,600	1,590
Telefonos de Mexico SA	4.750%	1/27/2010 (2)	3,150	3,143
Telus Corp.	7.500%	6/1/2007	4,000	4,223
Thomson Corp.	5.750%	2/1/2008	250	260
Time Warner Entertainment	7.250%	9/1/2008	1,500	1,625
Univision Communications, Inc.	2.875%	10/15/2006	1,000	981
Verizon Global Funding Corp.	6.125%	6/15/2007	2,500	2,591
Verizon Global Funding Corp.	4.000%	1/15/2008	6,400	6,374
Verizon Wireless Capital	5.375%	12/15/2006	4,950	5,042
Vodafone AirTouch PLC	7.750%	2/15/2010	5,860	6,691
Vodafone Group PLC	3.950%	1/30/2008	1,000	997

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Consumer Cyclical (2.5%)
CVS Corp.	4.000%	9/15/2009	$2,750	$2,726
Cendant Corp.	6.875%	8/15/2006	2,350	2,418
Cendant Corp.	6.250%	1/15/2008	2,225	2,322
Centex Corp.	4.750%	1/15/2008	1,000	1,007
Costco Wholesale Corp.	5.500%	3/15/2007	1,250	1,280
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	5,700	5,716
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	5,000	4,913
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	4,000	4,346
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,950	1,941
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,066
Ford Motor Co.	7.250%	10/1/2008	1,000	980
Ford Motor Credit Co.	6.500%	1/25/2007	11,350	11,496
Ford Motor Credit Co.	7.750%	2/15/2007	2,850	2,900
Ford Motor Credit Co.	4.950%	1/15/2008	800	769
Ford Motor Credit Co.	6.625%	6/16/2008	2,450	2,427
Ford Motor Credit Co.	5.625%	10/1/2008	2,750	2,628
Ford Motor Credit Co.	5.800%	1/12/2009	8,000	7,666
Ford Motor Credit Co.	7.375%	10/28/2009	11,000	10,817
Ford Motor Credit Co.	5.700%	1/15/2010	1,150	1,069
Ford Motor Credit Co.	7.875%	6/15/2010	4,500	4,471
Harrah's Operating Co., Inc.	7.125%	6/1/2007	400	420
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,000	2,177
Hilton Hotels Corp.	7.625%	5/15/2008	1,500	1,621
Home Depot Inc.	3.750%	9/15/2009	3,625	3,571
Lear Corp.	8.110%	5/15/2009	1,400	1,430
May Department Stores Co.	3.950%	7/15/2007	1,500	1,489
May Department Stores Co.	4.800%	7/15/2009	1,500	1,507
Pulte Homes, Inc.	4.875%	7/15/2009	1,450	1,466
Target Corp.	3.375%	3/1/2008	6,000	5,905
Target Corp.	5.400%	10/1/2008	1,500	1,561
The Walt Disney Co.	5.375%	6/1/2007	6,200	6,330
Time Warner, Inc.	6.150%	5/1/2007	4,325	4,472
Time Warner, Inc.	8.180%	8/15/2007	2,000	2,150
Toyota Motor Credit Corp.	2.875%	8/1/2008	2,500	2,416
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,500	2,609
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,050	2,061
Viacom International Inc.	5.625%	5/1/2007	1,000	1,023
Wal-Mart Stores, Inc.	5.450%	8/1/2006	4,400	4,478
Wal-Mart Stores, Inc.	4.375%	7/12/2007	3,400	3,426
Wal-Mart Stores, Inc.	6.875%	8/10/2009	10,100	11,137
Wal-Mart Stores, Inc.	4.000%	1/15/2010	1,400	1,391
Wal-Mart Stores, Inc.	4.125%	7/1/2010	2,100	2,092
Consumer Noncyclical (1.9%)
Abbott Laboratories	5.625%	7/1/2006	4,200	4,274
Abbott Laboratories	3.500%	2/17/2009	2,000	1,963
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,038
Amgen Inc.	4.000%	11/18/2009	3,150	3,124
Baxter International, Inc.	5.250%	5/1/2007	2,000	2,038
Bottling Group LLC	2.450%	10/16/2006	1,225	1,203
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,000	997

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	$850	$852
CIGNA Corp.	7.400%	5/15/2007	1,000	1,056
Campbell Soup Co.	5.500%	3/15/2007	2,000	2,045
Clorox Co.	4.200%	1/15/2010	2,650	2,669
Coca-Cola Enterprises Inc.	5.250%	5/15/2007	1,982	2,027
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,350	1,413
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,508
Conagra, Inc.	6.000%	9/15/2006	800	817
Diageo Capital PLC	3.500%	11/19/2007	1,900	1,876
Diageo Capital PLC	3.375%	3/20/2008	4,650	4,559
Fred Meyer, Inc.	7.450%	3/1/2008	2,000	2,142
General Mills, Inc.	2.625%	10/24/2006	3,500	3,437
General Mills, Inc.	5.125%	2/15/2007	2,675	2,716
Gillette Co.	4.125%	8/30/2007	1,500	1,506
Gillette Co.	3.800%	9/15/2009	2,000	1,977
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	1,950	1,898
Hospira, Inc.	4.950%	6/15/2009	1,325	1,351
Imperial Tobacco	7.125%	4/1/2009	1,775	1,938
Kellogg Co.	2.875%	6/1/2008	1,500	1,444
Kraft Foods, Inc.	4.625%	11/1/2006	5,000	5,033
Kraft Foods, Inc.	5.250%	6/1/2007	1,000	1,019
Kraft Foods, Inc.	4.000%	10/1/2008	1,000	993
Kraft Foods, Inc.	4.125%	11/12/2009	2,350	2,331
Kroger Co.	7.800%	8/15/2007	450	479
Kroger Co.	7.250%	6/1/2009	1,500	1,641
Kroger Co.	8.050%	2/1/2010	1,700	1,917
Merck & Co.	5.250%	7/1/2006	2,000	2,021
Newell Rubbermaid, Inc.	4.000%	5/1/2010	1,000	978
Pepsico, Inc.	3.200%	5/15/2007	1,500	1,480
Philip Morris Cos., Inc.	6.950%	6/1/2006	3,000	3,073
Philip Morris Cos., Inc.	7.650%	7/1/2008	175	191
Procter & Gamble Co.	4.750%	6/15/2007	5,025	5,104
Procter & Gamble Co.	6.875%	9/15/2009	3,000	3,321
Quest Diagnostic, Inc.	6.750%	7/12/2006	2,675	2,742
Safeway, Inc.	6.500%	11/15/2008	3,800	4,012
Tyson Foods, Inc.	7.250%	10/1/2006	2,000	2,071
UnitedHealth Group, Inc.	5.200%	1/17/2007	3,075	3,126
UnitedHealth Group, Inc.	3.375%	8/15/2007	900	886
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,225	1,222
Wellpoint Inc.	3.750%	12/14/2007	2,050	2,023
Wellpoint Inc.	4.250%	12/15/2009	900	894
Wyeth	4.375%	3/1/2008 (3)	1,500	1,500
Energy (0.8%)
Anadarko Petroleum Corp.	3.250%	5/1/2008	3,000	2,925
BP Canada Finance	3.375%	10/31/2007	2,000	1,977
BP Capital Markets PLC	2.350%	6/15/2006	1,500	1,481
BP Capital Markets PLC	2.750%	12/29/2006	700	688
BP Capital Markets PLC	2.625%	3/15/2007	3,300	3,240
Burlington Resources, Inc.	5.600%	12/1/2006	1,300	1,326
ChevronTexaco Capital Co.	3.500%	9/17/2007	8,000	7,937
Conoco Funding Co.	5.450%	10/15/2006	3,250	3,311

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Conoco, Inc.	6.350%	4/15/2009	$2,775	$2,988
Devon Energy Corp.	2.750%	8/1/2006	1,500	1,479
Encana Corp.	4.600%	8/15/2009	1,250	1,262
Marathon Oil Corp.	5.375%	6/1/2007	1,750	1,783
Norsk Hydro	6.360%	1/15/2009	1,500	1,606
Occidental Petroleum	5.875%	1/15/2007	5,000	5,131
Phillips Petroleum Co.	6.375%	3/30/2009	1,000	1,077
Phillips Petroleum Co.	8.750%	5/25/2010	3,700	4,421
Pioneer Natural Resources Co.	6.500%	1/15/2008	1,000	1,035
Technology (0.5%)
Affiliated Computer Services	4.700%	6/1/2010	250	249
Computer Sciences Corp.	3.500%	4/15/2008	500	489
Deluxe Corp.	3.500%	10/1/2007	750	734
First Data Corp.	4.700%	11/1/2006	3,250	3,280
First Data Corp.	3.375%	8/1/2008	1,000	979
First Data Corp.	4.500%	6/15/2010	2,000	2,016
Hewlett-Packard Co.	5.750%	12/15/2006	5,500	5,631
Hewlett-Packard Co.	3.625%	3/15/2008	400	394
International Business Machines Corp.	4.875%	10/1/2006	5,000	5,061
International Business Machines Corp.	5.375%	2/1/2009	2,000	2,084
International Business Machines Corp.	4.375%	6/1/2009	3,100	3,131
Motorola, Inc.	5.800%	10/15/2008	1,700	1,768
Pitney Bowes Credit Corp.	5.750%	8/15/2008	300	314
SunGard Data Systems, Inc.	3.750%	1/15/2009	850	771
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,200	2,336
CSX Corp.	7.450%	5/1/2007	2,000	2,113
CSX Corp.	6.250%	10/15/2008	1,500	1,586
Canadian National Railway Co.	4.250%	8/1/2009	2,700	2,706
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	1,600	1,728
FedEx Corp.	2.650%	4/1/2007	800	781
FedEx Corp.	3.500%	4/1/2009	2,075	2,019
Hertz Corp.	4.700%	10/2/2006	2,500	2,463
Mass Transit Railway Corp.	7.500%	2/4/2009	1,500	1,658
Norfolk Southern Corp.	7.350%	5/15/2007	305	322
Norfolk Southern Corp.	6.200%	4/15/2009	2,250	2,395
Union Pacific Corp.	6.625%	2/1/2008	3,000	3,167
Union Pacific Corp.	3.875%	2/15/2009	1,000	987

				523,989

Utilities (1.4%)
Electric (1.1%)
Alabama Power Co.	7.125%	10/1/2007	5,000	5,318
American Electric Power Co., Inc.	5.375%	3/15/2010	2,000	2,082
CalEnergy Co., Inc.	7.630%	10/15/2007	2,175	2,320
Commonwealth Edison Co.	3.700%	2/1/2008	1,500	1,485
Constellation Energy Group, Inc.	6.350%	4/1/2007	3,300	3,414
Consumers Energy Co.	4.250%	4/15/2008	2,000	1,994
Consumers Energy Co.	4.800%	2/17/2009	1,000	1,011
DTE Energy Co.	6.450%	6/1/2006	1,750	1,784

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Duke Energy Corp.	3.750%	3/5/2008	$3,000	$2,961
Entergy Gulf States	3.600%	6/1/2008	1,250	1,224
FPL Group Capital, Inc.	7.625%	9/15/2006	1,570	1,634
FPL Group Capital, Inc.	7.375%	6/1/2009	2,075	2,305
FirstEnergy Corp.	5.500%	11/15/2006	3,300	3,353
Illinois Power	7.500%	6/15/2009	1,000	1,114
MidAmerican Energy Holdings	3.500%	5/15/2008	250	244
National Rural Utilities Cooperative
Finance Corp.	6.500%	3/1/2007	5,850	6,065
National Rural Utilities Cooperative
Finance Corp.	3.875%	2/15/2008	700	696
NiSource Finance Corp.	3.200%	11/1/2006	3,000	2,963
Niagara Mohawk Power Corp.	7.750%	10/1/2008	1,000	1,104
PPL Electric Utilities Corp.	6.250%	8/15/2009	2,000	2,141
Pacific Gas & Electric Co.	3.600%	3/1/2009	2,450	2,397
Pepco Holdings, Inc.	5.500%	8/15/2007	3,275	3,349
Progress Energy, Inc.	6.050%	4/15/2007	2,500	2,571
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,610
Public Service Co. of New Mexico	4.400%	9/15/2008	1,250	1,249
Public Service Electric & Gas	4.000%	11/1/2008	2,000	1,983
TXU Energy Co.	6.125%	3/15/2008	1,000	1,038
Virginia Electric & Power Co.	5.375%	2/1/2007	1,850	1,883
Natural Gas (0.3%)
Atmos Energy Corp.	4.000%	10/15/2009	1,300	1,271
Consolidated Natural Gas	5.375%	11/1/2006	3,600	3,655
Enron Corp.	9.125%	4/1/2003**	2,000	650
Enron Corp.	7.625%	9/10/2004**	1,000	325
Enterprise Products Operating LP	4.950%	6/1/2010	2,750	2,767
HNG Internorth	9.625%	3/15/2006**	1,500	488
KN Energy, Inc.	6.800%	3/1/2008	1,500	1,590
Sempra Energy	7.950%	3/1/2010	2,200	2,503
Yosemite Security Trust	8.250%	11/15/2004**	3,225	1,403

				75,944

TOTAL CORPORATE BONDS
(Cost $1,277,651)				1,266,121

SOVEREIGN BONDS (U.S. Dollar-Denominated) (7.2%)

African Development Bank	3.250%	8/1/2008	1,500	1,476
Asian Development Bank	4.875%	2/5/2007	11,000	11,180
Bayerische Landesbank	6.625%	6/25/2007	2,500	2,628
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,737
Canadian Government	6.375%	7/21/2005	3,000	3,005
Canadian Government	6.750%	8/28/2006	700	724
Canadian Government	5.250%	11/5/2008	3,000	3,123
Canadian Mortgage & Housing	2.950%	6/2/2008	2,000	1,945
Eksportfinans	3.375%	1/15/2008	3,025	2,989
Eksportfinans	4.375%	7/15/2009	3,000	3,045
European Bank for
Reconstruction & Development	5.375%	6/15/2006	2,000	2,032
European Investment Bank	3.000%	8/15/2006	5,000	4,959

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
European Investment Bank	4.875%	9/6/2006	$17,500	$17,739
European Investment Bank	7.125%	9/18/2006	2,000	2,079
European Investment Bank	4.625%	3/1/2007	18,875	19,107
European Investment Bank	2.375%	6/15/2007	10,000	9,765
European Investment Bank	3.125%	10/15/2007	6,600	6,515
European Investment Bank	3.875%	8/15/2008	6,925	6,924
Export Development Canada	4.000%	8/1/2007	3,250	3,253
Export-Import Bank of Korea	7.100%	3/15/2007	500	523
Export-Import Bank of Korea	4.500%	8/12/2009	3,500	3,508
Export-Import Bank of Korea	4.625%	3/16/2010	500	505
Federation of Malaysia	8.750%	6/1/2009	4,350	5,026
Hellenic Republic	6.950%	3/4/2008	3,075	3,294
Instituto de Credito Oficial	6.000%	5/19/2008	5,000	5,277
Inter-American Development Bank	6.625%	3/7/2007	2,375	2,477
Inter-American Development Bank	6.375%	10/22/2007	4,325	4,567
Inter-American Development Bank	5.750%	2/26/2008	5,500	5,757
Inter-American Development Bank	5.375%	11/18/2008	1,250	1,316
Inter-American Development Bank	5.625%	4/16/2009	4,275	4,551
Inter-American Development Bank	7.375%	1/15/2010	800	913
International Bank for
Reconstruction & Development	6.625%	8/21/2006	3,000	3,097
International Bank for
Reconstruction & Development	4.375%	9/28/2006	11,250	11,358
International Bank for
Reconstruction & Development	4.125%	6/24/2009	1,000	1,011
International Bank for
Reconstruction & Development	4.125%	8/12/2009	975	987
International Finance Corp.	3.000%	4/15/2008	1,650	1,614
International Finance Corp.	4.000%	6/15/2010	1,250	1,257
KFW International Finance, Inc.	4.750%	1/24/2007	21,000	21,329
Korea Development Bank	5.250%	11/16/2006	2,630	2,667
Korea Development Bank	3.875%	3/2/2009	2,375	2,334
Korea Development Bank	4.750%	7/20/2009	4,575	4,636
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	2,900	2,858
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	19,550	19,358
Kredit Fuer Wiederaufbau	3.500%	3/14/2008	2,475	2,452
Kredit Fuer Wiederaufbau	3.250%	3/30/2009	250	245
Landwirtschaft Rentenbank	3.375%	11/15/2007	6,200	6,138
Landwirtschaft Rentenbank	3.250%	6/16/2008	1,700	1,666
Landwirtschaft Rentenbank	3.875%	9/4/2008	3,500	3,495
Landwirtschaft Rentenbank	3.625%	10/20/2009	7,225	7,126
Landwirtschaft Rentenbank	3.875%	3/15/2010	3,500	3,473
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,282
Oesterreich Kontrollbank	5.125%	3/20/2007	4,825	4,925
Ontario Hydro Electric	6.100%	1/30/2008	2,000	2,100
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	4,750	5,192
Pemex Project Funding Master Trust	8.500%	2/15/2008	4,950	5,420
People's Republic of China	7.300%	12/15/2008	2,000	2,195
Petrobras International Finance	9.875%	5/9/2008	2,000	2,250
Province of British Columbia	4.625%	10/3/2006	1,085	1,096
Province of British Columbia	5.375%	10/29/2008	2,375	2,488

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Province of Manitoba	4.250%	11/20/2006	$2,500	$2,513
Province of New Brunswick	3.500%	10/23/2007	3,500	3,468
Province of Ontario	3.350%	7/16/2007	4,175	4,118
Province of Ontario	3.500%	9/17/2007	5,500	5,448
Province of Ontario	5.500%	10/1/2008	6,000	6,252
Province of Ontario	3.625%	10/21/2009	2,025	1,994
Province of Quebec	7.000%	1/30/2007	978	1,026
Province of Quebec	5.750%	2/15/2009	6,200	6,577
Province of Quebec	5.000%	7/17/2009	1,500	1,553
Republic of Chile	5.625%	7/23/2007	3,000	3,081
Republic of Finland	4.750%	3/6/2007	2,675	2,717
Republic of Italy	4.375%	10/25/2006	10,000	10,066
Republic of Italy	2.750%	12/15/2006	8,350	8,243
Republic of Italy	3.625%	9/14/2007	14,425	14,357
Republic of Italy	3.750%	12/14/2007	6,200	6,181
Republic of Italy	4.000%	6/16/2008	7,500	7,502
Republic of Korea	8.875%	4/15/2008	7,000	7,872
Republic of South Africa	8.375%	10/17/2006	2,650	2,791
Republic of South Africa	9.125%	5/19/2009	3,000	3,483
Swedish Export Credit Corp.	2.875%	1/26/2007	2,050	2,025
United Mexican States	9.875%	1/15/2007	8,850	9,647
United Mexican States	8.625%	3/12/2008	1,500	1,660
United Mexican States	4.625%	10/8/2008	2,100	2,105
United Mexican States	10.375%	2/17/2009	1,000	1,192
United Mexican States	9.875%	2/1/2010	4,000	4,824
United Mexican States	8.375%	1/14/2011	250	290

TOTAL SOVEREIGN BONDS
(Cost $391,623)				388,973

			Shares

TEMPORARY CASH INVESTMENTS (0.7%)

Vanguard Market Liquidity Fund, 3.139%†			32,658,225	32,658
Vanguard Market Liquidity Fund, 3.139%†--Note F			2,958,700	2,959

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $35,617)				35,617

TOTAL INVESTMENTS (99.4%)
(Cost $5,385,936)				5,353,824

OTHER ASSETS AND LIABILITIES--NET (0.6%)				34,828

NET ASSETS (100%)				$5,388,652

^See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Non-income-producing security--security in default.
†Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $17,240,000, representing 0.3% of net assets.
(3) Adjustable-rate note.

Short-Term Bond Index Fund	Market Value^ (000)
STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments in Securities, at Value	$5,353,824
Receivables for Investment Securities Sold	194,093
Other Assets--Note B	95,476
Total Assets	5,643,393
Liabilities
Payables for Investment Securities Purchased	230,558
Other Liabilities--Note F	24,183

Total Liabilities	254,741

NET ASSETS	$5,388,652

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Amount
(000)

Paid-in Capital	$5,443,284
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(22,520)
Unrealized Depreciation	(32,112)
NET ASSETS	$5,388,652

Investor Shares--Net Assets
Applicable to 361,716,122 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$3,643,736

NET ASSET VALUE PER SHARE--INVESTOR SHARES	$10.07

Admiral Shares--Net Assets
Applicable to 173,218,140 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,744,916

NET ASSET VALUE PER SHARE--ADMIRAL SHARES	$10.07

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (45.6%)

U.S. Government Securities (31.0%)
U.S. Treasury Bond	13.875%	5/15/2011	$15,750	$17,150
U.S. Treasury Bond	14.000%	11/15/2011	22,050	25,116
U.S. Treasury Bond	10.375%	11/15/2012	12,075	13,920
U.S. Treasury Bond	13.250%	5/15/2014	24,025	32,261
U.S. Treasury Bond	12.500%	8/15/2014	10,200	13,595
U.S. Treasury Bond	11.750%	11/15/2014	6,000	7,938
U.S. Treasury Bond	11.250%	2/15/2015	114,875	181,467
U.S. Treasury Bond	10.625%	8/15/2015	79,725	123,574
U.S. Treasury Bond	9.875%	11/15/2015	71,250	106,563
U.S. Treasury Bond	9.250%	2/15/2016	7,350	10,655
U.S. Treasury Note	2.250%	4/30/2006	475	470
U.S. Treasury Note	7.000%	7/15/2006	23,650	24,474
U.S. Treasury Note	3.000%	12/31/2006	9,475	9,389
U.S. Treasury Note	6.000%	8/15/2009	1,950	2,119
U.S. Treasury Note	6.500%	2/15/2010	19,750	22,043
U.S. Treasury Note	4.000%	4/15/2010	1,000	1,011
U.S. Treasury Note	5.750%	8/15/2010	99,850	109,164
U.S. Treasury Note	5.000%	2/15/2011	28,775	30,582
U.S. Treasury Note	5.000%	8/15/2011	171,620	183,124
U.S. Treasury Note	4.000%	11/15/2012	2,175	2,203
U.S. Treasury Note	3.875%	2/15/2013	118,650	118,947
U.S. Treasury Note	4.250%	8/15/2013	337,375	346,177
U.S. Treasury Note	4.250%	11/15/2013	232,675	238,601
U.S. Treasury Note	4.000%	2/15/2014	925	932
U.S. Treasury Note	4.750%	5/15/2014	65,475	69,537

				1,691,012

Agency Bonds and Notes (14.6%)
Federal Home Loan Bank*	5.750%	5/15/2012	21,000	23,040
Federal Home Loan Bank*	4.500%	11/15/2012	41,750	42,716
Federal Home Loan Bank*	3.875%	6/14/2013	6,500	6,401
Federal Home Loan Bank*	4.500%	9/16/2013	11,500	11,752
Federal Home Loan Bank*	5.250%	6/18/2014	20,000	21,506
Federal Home Loan Mortgage Corp.*	4.125%	7/12/2010	95,203	95,621
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	25,792	29,228
Federal Home Loan Mortgage Corp.*	5.625%	3/15/2011	25,500	27,537
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	16,750	18,011
Federal Home Loan Mortgage Corp.*	6.000%	6/15/2011	36,500	40,248
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	29,000	30,797
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2013	23,000	23,529
Federal Home Loan Mortgage Corp.*	4.000%	6/12/2013	8,375	8,040
Federal Home Loan Mortgage Corp.*	4.500%	7/15/2013	32,000	32,689
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	28,000	29,318
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2014	2,500	2,553
Federal Home Loan Mortgage Corp.*	5.000%	7/15/2014	13,500	14,262
Federal National Mortgage Assn.*	6.625%	11/15/2010	12,500	14,044
Federal National Mortgage Assn.*	6.250%	2/1/2011	3,350	3,659
Federal National Mortgage Assn.*	5.500%	3/15/2011	23,000	24,692
Federal National Mortgage Assn.*	6.000%	5/15/2011	52,675	57,957
Federal National Mortgage Assn.*	5.375%	11/15/2011	26,025	27,895

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Federal National Mortgage Assn.*	6.125%	3/15/2012	$45,410	$50,744
Federal National Mortgage Assn.*	5.250%	8/1/2012	3,500	3,657
Federal National Mortgage Assn.*	4.375%	3/15/2013	21,500	21,827
Federal National Mortgage Assn.*	4.625%	5/1/2013	6,600	6,675
Federal National Mortgage Assn.*	4.625%	10/15/2013	53,500	54,993
Federal National Mortgage Assn.*	5.125%	1/2/2014	9,550	9,919
Federal National Mortgage Assn.*	4.625%	10/15/2014	20,625	21,226
Federal National Mortgage Assn.*	5.000%	4/15/2015	6,000	6,336
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	6,500	7,352
Tennessee Valley Auth.*	5.625%	1/18/2011	4,000	4,299
Tennessee Valley Auth.*	6.790%	5/23/2012	5,000	5,780
Tennessee Valley Auth.*	6.000%	3/15/2013	6,000	6,716
Tennessee Valley Auth.*	4.750%	8/1/2013	4,000	4,143
Tennessee Valley Auth.*	4.375%	6/15/2015	7,000	6,935

				796,097

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,441,308)				2,487,109

CORPORATE BONDS (47.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033 (1)	2,500	2,646
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	2,100	2,697
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)(2)	490	540

				5,883

Finance (18.7%)
Banking (8.3%)
Amsouth Bancorp.	5.200%	4/1/2015	2,000	2,099
Amsouth Bank NA	4.850%	4/1/2013	1,500	1,523
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,658
Bank of America Corp.	4.250%	10/1/2010	1,500	1,508
Bank of America Corp.	4.375%	12/1/2010	350	353
Bank of America Corp.	7.400%	1/15/2011	14,650	16,799
Bank of America Corp.	6.250%	4/15/2012	16,150	17,881
Bank of America Corp.	4.875%	9/15/2012	4,000	4,115
Bank of America Corp.	4.750%	8/15/2013	3,000	3,056
Bank of America Corp.	5.375%	6/15/2014	1,725	1,832
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,672
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,366
Bank One Corp.	7.875%	8/1/2010	9,150	10,593
Bank One Corp.	5.900%	11/15/2011	3,500	3,766
Bank One Corp.	5.250%	1/30/2013	925	960
BB&T Corp.	6.500%	8/1/2011	1,250	1,394
BB&T Corp.	4.750%	10/1/2012	4,500	4,590
BSCH Issuances Ltd.	7.625%	11/3/2009	2,000	2,261
BSCH Issuances Ltd.	7.625%	9/14/2010	3,650	4,202
Citigroup, Inc.	6.500%	1/18/2011	6,725	7,470
Citigroup, Inc.	6.000%	2/21/2012	6,800	7,455
Citigroup, Inc.	5.625%	8/27/2012	12,550	13,497
Citigroup, Inc.	5.125%	5/5/2014	5,725	6,008
Citigroup, Inc.	5.000%	9/15/2014	20,144	20,800

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Citigroup, Inc.	4.875%	5/7/2015	$3,600	$3,674
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,750	8,438
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	11,290	12,601
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	11,125	11,810
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,500	4,677
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	5,925	5,994
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	4,263
Fifth Third Bank	4.750%	2/1/2015	2,800	2,849
First Tennessee Bank	5.050%	1/15/2015	2,800	2,874
First Union National Bank	7.800%	8/18/2010	7,255	8,416
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,552
HSBC Bank USA	4.625%	4/1/2014	1,750	1,759
HSBC Holdings PLC	5.250%	12/12/2012	8,175	8,537
J.P. Morgan Chase & Co.	6.750%	2/1/2011	13,597	15,074
J.P. Morgan Chase & Co.	4.500%	1/15/2012	1,875	1,886
J.P. Morgan Chase & Co.	5.750%	1/2/2013	9,650	10,282
J.P. Morgan Chase & Co.	4.875%	3/15/2014	1,825	1,856
J.P. Morgan Chase & Co.	5.125%	9/15/2014	8,700	8,894
J.P. Morgan Chase & Co.	4.750%	3/1/2015	5,000	5,026
J.P. Morgan Chase & Co.	5.250%	5/1/2015	2,200	2,276
Key Bank NA	7.000%	2/1/2011	2,000	2,251
Key Bank NA	5.800%	7/1/2014	4,500	4,893
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	2,000	2,332
Marshall & Ilsley Bank	5.250%	9/4/2012	3,000	3,162
Marshall & Ilsley Bank	4.850%	6/16/2015	700	710
Mellon Bank NA	4.750%	12/15/2014	3,800	3,884
Mellon Funding Corp.	6.400%	5/14/2011	1,000	1,110
National City Bank	6.250%	3/15/2011	1,500	1,647
National City Bank	4.625%	5/1/2013	4,000	4,043
North Fork Bancorp	5.875%	8/15/2012	2,000	2,174
PaineWebber	7.625%	12/1/2009	3,000	3,411
Paribas NY	6.950%	7/22/2013	2,000	2,313
PNC Funding Corp.	7.500%	11/1/2009	1,250	1,407
Regions Financial Corp.	7.000%	3/1/2011	4,250	4,793
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	3,500	3,856
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	11,425	11,785
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	2,000	2,061
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	3,550	3,674
Sanwa Bank Ltd.	8.350%	7/15/2009	600	680
Sanwa Bank Ltd.	7.400%	6/15/2011	7,700	8,728
Southtrust Corp.	5.800%	6/15/2014	1,350	1,466
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	3,910	4,631
SunTrust Banks, Inc.	6.375%	4/1/2011	5,880	6,490
UFJ Finance Aruba AEC	6.750%	7/15/2013	5,750	6,432
Union Planters Corp.	4.375%	12/1/2010	1,000	1,006
Union Planters Corp.	7.750%	3/1/2011	2,500	2,917
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,246
US Bank NA	6.375%	8/1/2011	7,000	7,787
US Bank NA	6.300%	2/4/2014	2,600	2,934
US Bank NA	4.950%	10/30/2014	6,475	6,699
US Bank NA	4.800%	4/15/2015	1,000	1,027

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Wachovia Bank NA	4.800%	11/1/2014	$2,750	$2,793
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,562
Wachovia Corp.	4.375%	6/1/2010	4,300	4,331
Wachovia Corp.	4.875%	2/15/2014	5,700	5,838
Wachovia Corp.	5.250%	8/1/2014	1,200	1,258
Washington Mutual Bank	6.875%	6/15/2011	6,300	7,072
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,449
Washington Mutual Bank	5.650%	8/15/2014	2,750	2,925
Washington Mutual Bank	5.125%	1/15/2015	4,100	4,210
Washington Mutual, Inc.	5.000%	3/22/2012	1,800	1,843
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,958
Wells Fargo & Co.	7.550%	6/21/2010	5,000	5,745
Wells Fargo & Co.	6.450%	2/1/2011	9,500	10,496
Wells Fargo & Co.	6.375%	8/1/2011	2,500	2,774
Wells Fargo & Co.	5.125%	9/1/2012	350	366
Wells Fargo & Co.	4.950%	10/16/2013	3,500	3,619
Wells Fargo & Co.	4.625%	4/15/2014	2,500	2,529
Wells Fargo & Co.	5.000%	11/15/2014	3,200	3,308
Wells Fargo & Co.	4.750%	2/9/2015	7,700	7,829
Zions Bancorp	5.650%	5/15/2014	1,200	1,276
Brokerage (3.4%)
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,875	11,714
Goldman Sachs Group, Inc.	6.600%	1/15/2012	17,000	18,937
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,925	5,245
Goldman Sachs Group, Inc.	5.250%	4/1/2013	15,250	15,706
Goldman Sachs Group, Inc.	4.750%	7/15/2013	10,325	10,344
Goldman Sachs Group, Inc.	5.250%	10/15/2013	5,725	5,906
Goldman Sachs Group, Inc.	5.150%	1/15/2014	5,725	5,887
Goldman Sachs Group, Inc.	5.000%	10/1/2014	7,600	7,705
Goldman Sachs Group, Inc.	5.500%	11/15/2014	325	343
Goldman Sachs Group, Inc.	5.125%	1/15/2015	5,000	5,119
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,308
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	3,000	3,004
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	6,000	6,718
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	6,225	6,317
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,305
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	1,500	1,516
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	4,900	5,037
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	750	798
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	13,375	13,607
Morgan Stanley Dean Witter	6.750%	4/15/2011	10,570	11,746
Morgan Stanley Dean Witter	6.600%	4/1/2012	12,840	14,271
Morgan Stanley Dean Witter	5.300%	3/1/2013	17,000	17,613
Morgan Stanley Dean Witter	4.750%	4/1/2014	12,925	12,741
Finance Companies (3.9%)
American Express Co.	4.875%	7/15/2013	4,500	4,630
American General Finance Corp.	4.000%	3/15/2011	3,000	2,904
American General Finance Corp.	5.375%	10/1/2012	6,000	6,238
Capital One Bank	5.750%	9/15/2010	2,000	2,116

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Capital One Bank	4.800%	2/21/2012	$50	$51
Capital One Bank	6.500%	6/13/2013	5,025	5,548
Capital One Bank	5.125%	2/15/2014	2,150	2,186
Capital One Bank	5.500%	6/1/2015	400	411
CIT Group Co. of Canada	4.650%	7/1/2010 (2)	2,825	2,833
CIT Group Co. of Canada	5.200%	6/1/2015 (2)	3,925	3,958
CIT Group, Inc.	4.750%	12/15/2010	3,200	3,239
CIT Group, Inc.	7.750%	4/2/2012	5,250	6,155
CIT Group, Inc.	5.125%	9/30/2014	3,225	3,273
CIT Group, Inc.	5.000%	2/1/2015	3,050	3,070
Countrywide Home Loan	4.000%	3/22/2011	5,600	5,407
General Electric Capital Corp.	6.125%	2/22/2011	9,140	9,926
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,320
General Electric Capital Corp.	5.875%	2/15/2012	27,625	29,837
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,824
General Electric Capital Corp.	4.250%	6/15/2012	4,300	4,241
General Electric Capital Corp.	6.000%	6/15/2012	4,250	4,631
General Electric Capital Corp.	5.450%	1/15/2013	4,000	4,240
General Electric Capital Corp.	4.750%	9/15/2014	6,500	6,601
General Electric Capital Corp.	4.875%	3/4/2015	5,000	5,098
Household Finance Corp.	6.375%	10/15/2011	4,825	5,289
Household Finance Corp.	7.000%	5/15/2012	11,250	12,771
Household Finance Corp.	6.375%	11/27/2012	5,000	5,530
Household Finance Corp.	4.750%	7/15/2013	4,000	4,023
HSBC Finance Corp.	6.750%	5/15/2011	12,675	14,079
HSBC Finance Corp.	5.250%	4/15/2015	4,425	4,575
HSBC Finance Corp.	5.000%	6/30/2015	4,350	4,390
International Lease Finance Corp.	5.875%	5/1/2013	4,000	4,269
MBNA America Bank NA	6.625%	6/15/2012	4,800	5,411
MBNA Corp.	7.500%	3/15/2012	2,400	2,777
MBNA Corp.	6.125%	3/1/2013	2,500	2,745
PHH Corp.	7.125%	3/1/2013	2,050	2,297
Residential Capital Corp.	6.875%	6/30/2015 (2)	2,000	2,057
SLM Corp.	5.125%	8/27/2012	7,000	7,263
SLM Corp.	5.375%	1/15/2013	4,000	4,231
SLM Corp.	5.000%	10/1/2013	4,500	4,634
SLM Corp.	5.375%	5/15/2014	1,250	1,327
Wells Fargo & Co.	5.500%	8/1/2012	350	376
Insurance (1.6%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,104
AEGON NV	4.750%	6/1/2013	3,000	3,002
Allstate Corp.	6.125%	2/15/2012	3,000	3,274
Allstate Corp.	5.000%	8/15/2014	2,075	2,136
American International Group, Inc.	4.250%	5/15/2013 (3)	5,000	4,853
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,143
Assurant, Inc.	5.625%	2/15/2014	2,825	2,979
AXA Financial, Inc.	7.750%	8/1/2010	1,500	1,715
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,860
Chubb Corp.	6.000%	11/15/2011	1,500	1,626
CNA Financial Corp.	5.850%	12/15/2014	2,900	2,986

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Commerce Group, Inc.	5.950%	12/9/2013	$900	$944
Fidelity National Financial, Inc.	7.300%	8/15/2011	1,750	1,853
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,178
GE Global Insurance Holdings Corp.	7.500%	6/15/2010	2,000	2,200
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	250	296
Genworth Financial, Inc.	5.750%	6/15/2014	3,250	3,489
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	1,000	1,150
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,196
Lincoln National Corp.	6.200%	12/15/2011	1,650	1,804
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,900	2,011
Marsh & McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,951
MetLife, Inc.	6.125%	12/1/2011	1,500	1,628
MetLife, Inc.	5.375%	12/15/2012	3,000	3,151
MetLife, Inc.	5.000%	11/24/2013	2,325	2,369
MetLife, Inc.	5.500%	6/15/2014	1,575	1,656
MetLife, Inc.	5.000%	6/15/2015	4,525	4,602
Nationwide Financial Services	5.900%	7/1/2012	2,475	2,656
Principal Life Inc. Funding	5.100%	4/15/2014	4,250	4,392
Protective Life Secured Trust	4.000%	4/1/2011	2,500	2,446
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,455
Prudential Financial, Inc.	4.750%	4/1/2014	1,300	1,306
Prudential Financial, Inc.	5.100%	9/20/2014	2,775	2,859
Prudential Financial, Inc.	4.750%	6/13/2015	650	650
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,533
Willis Group Holdings	5.625%	7/15/2015	1,750	1,766
XL Capital Ltd.	6.500%	1/15/2012	75	82
XL Capital Ltd.	5.250%	9/15/2014	5,025	5,101
Real Estate Investment Trusts (1.3%)
Archstone-Smith Trust	5.250%	5/1/2015	925	943
Avalonbay Communities	6.125%	11/1/2012	1,000	1,084
Boston Properties, Inc.	6.250%	1/15/2013	4,000	4,368
Boston Properties, Inc.	5.625%	4/15/2015	500	527
Brandywine Realty Trust	5.400%	11/1/2014	2,250	2,268
Developers Diversified Realty	5.250%	4/15/2011	2,000	2,040
EOP Operating LP	8.100%	8/1/2010	500	574
EOP Operating LP	4.650%	10/1/2010	1,700	1,700
EOP Operating LP	7.000%	7/15/2011	8,750	9,741
EOP Operating LP	6.750%	2/15/2012	2,200	2,439
EOP Operating LP	4.750%	3/15/2014	4,150	4,085
ERP Operating LP	6.625%	3/15/2012	4,500	4,981
ERP Operating LP	5.200%	4/1/2013	1,000	1,026
ERP Operating LP	5.250%	9/15/2014	2,800	2,863
Health Care Property Investment, Inc.	6.450%	6/25/2012	3,025	3,271
Health Care REIT, Inc.	6.000%	11/15/2013	2,950	3,041
Hospitality Properties	5.125%	2/15/2015	2,200	2,177
HRPT Properties Trust	6.250%	8/15/2016	1,400	1,508
iStar Financial Inc.	6.000%	12/15/2010	2,000	2,090
iStar Financial Inc.	5.150%	3/1/2012	1,950	1,950
Liberty Property LP	5.125%	3/2/2015	1,650	1,662
ProLogis	5.500%	3/1/2013	2,000	2,086

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Regency Centers LP	6.750%	1/15/2012	$2,600	$2,893
Simon Property Group Inc.	4.875%	8/15/2010	3,500	3,530
Simon Property Group Inc.	6.350%	8/28/2012	2,500	2,715
Simon Property Group Inc.	5.625%	8/15/2014	1,500	1,563
Simon Property Group Inc.	5.100%	6/15/2015 (2)	2,700	2,695
Other (0.2%)
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	995
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012 (2)	1,525	1,550
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,466
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,906
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	5,125	5,163

				1,022,296

Industrial (23.8%)
Basic Industry (2.0%)
Alcan, Inc.	4.875%	9/15/2012	1,000	1,014
Alcan, Inc.	4.500%	5/15/2013	4,100	4,049
Alcan, Inc.	5.200%	1/15/2014	1,500	1,548
Alcan, Inc.	5.000%	6/1/2015	1,650	1,657
Alcoa, Inc.	7.375%	8/1/2010	1,000	1,137
Alcoa, Inc.	6.500%	6/1/2011	1,000	1,108
Alcoa, Inc.	6.000%	1/15/2012	2,000	2,169
Alcoa, Inc.	5.375%	1/15/2013	11,000	11,564
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	2,047
BHP Billiton Finance BV	4.800%	4/15/2013	5,500	5,574
Celulosa Arauco Constitution SA	8.625%	8/15/2010	2,050	2,383
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,487
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (2)	3,250	3,319
Dow Chemical Co.	6.125%	2/1/2011	7,500	8,140
Dow Chemical Co.	6.000%	10/1/2012	500	545
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	4,050	4,156
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	1,500	1,554
Falconbridge Ltd.	7.350%	6/5/2012	1,500	1,677
ICI Wilmington	5.625%	12/1/2013	1,600	1,663
Inco Ltd.	7.750%	5/15/2012	1,500	1,741
International Paper Co.	6.750%	9/1/2011	3,700	4,028
International Paper Co.	5.850%	10/30/2012 (3)	5,400	5,644
International Paper Co.	5.500%	1/15/2014	1,000	1,025
International Paper Co.	5.300%	4/1/2015	2,375	2,382
MeadWestvaco Corp.	6.850%	4/1/2012	3,750	4,201
Monsanto Co.	7.375%	8/15/2012	2,350	2,760
Noranda, Inc.	7.250%	7/15/2012	2,325	2,596
Phelps Dodge Corp.	8.750%	6/1/2011	2,500	2,996
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,800	3,259
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,516
Praxair, Inc.	6.375%	4/1/2012	2,000	2,241
Praxair, Inc.	3.950%	6/1/2013	2,500	2,416
Stora Enso Oyj	7.375%	5/15/2011	1,000	1,123
Weyerhaeuser Co.	6.750%	3/15/2012	8,325	9,124
WMC Finance USA	5.125%	5/15/2013	2,000	2,063

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Capital Goods (2.8%)
BAE Systems	7.156%	12/15/2011(1)(2)	$703	$758
Bemis Co. Inc.	4.875%	4/1/2012 (2)	2,050	2,090
Boeing Capital Corp.	6.500%	2/15/2012	2,400	2,689
Boeing Capital Corp.	5.800%	1/15/2013	6,500	7,060
Brascan Corp.	7.125%	6/15/2012	1,000	1,126
Caterpillar Financial Services Corp.	4.750%	2/17/2015	4,125	4,159
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,199
Caterpillar, Inc.	6.550%	5/1/2011	1,000	1,113
CRH America Inc.	6.950%	3/15/2012	6,275	7,099
Deere & Co.	6.950%	4/25/2014	3,350	3,930
Emerson Electric Co.	7.125%	8/15/2010	500	566
Emerson Electric Co.	4.625%	10/15/2012	7,000	7,127
General Dynamics Corp.	4.500%	8/15/2010	1,000	1,014
General Dynamics Corp.	4.250%	5/15/2013	6,350	6,291
General Electric Co.	5.000%	2/1/2013	18,525	19,123
Goodrich Corp.	7.625%	12/15/2012	3,000	3,537
Hanson PLC	7.875%	9/27/2010	2,500	2,885
Hanson PLC	5.250%	3/15/2013	3,775	3,873
Ingersoll-Rand Co.	4.750%	5/15/2015	2,150	2,168
John Deere Capital Corp.	7.000%	3/15/2012	7,995	9,162
John Deere Capital Corp.	5.100%	1/15/2013	1,500	1,558
Masco Corp.	5.875%	7/15/2012	4,450	4,784
Masco Corp.	4.800%	6/15/2015	600	596
Northrop Grumman Corp.	7.125%	2/15/2011	4,400	4,982
Raytheon Co.	4.850%	1/15/2011	2,375	2,415
Raytheon Co.	5.500%	11/15/2012	1,250	1,311
Raytheon Co.	5.375%	4/1/2013	1,700	1,763
Republic Services, Inc.	6.750%	8/15/2011	2,225	2,478
Textron Financial Corp.	6.000%	11/20/2009	1,500	1,598
Textron, Inc.	6.500%	6/1/2012	2,450	2,731
The Boeing Co.	5.125%	2/15/2013	4,750	4,951
Tyco International Group SA	6.750%	2/15/2011	4,750	5,265
Tyco International Group SA	6.375%	10/15/2011	6,875	7,558
Tyco International Group SA	6.000%	11/15/2013	3,825	4,154
United Technologies Corp.	7.125%	11/15/2010	2,500	2,841
United Technologies Corp.	6.350%	3/1/2011	2,275	2,514
United Technologies Corp.	6.100%	5/15/2012	1,500	1,651
United Technologies Corp.	4.875%	5/1/2015	5,350	5,468
Waste Management, Inc.	7.375%	8/1/2010	1,500	1,676
Waste Management, Inc.	6.375%	11/15/2012	1,250	1,362
Waste Management, Inc.	5.000%	3/15/2014	4,200	4,196
Communication (6.4%)
Alltel Corp.	7.000%	7/1/2012	2,475	2,823
America Movil SA de C.V.	5.500%	3/1/2014	5,650	5,650
America Movil SA de C.V.	5.750%	1/15/2015	775	789
AT&T Wireless Services, Inc.	7.875%	3/1/2011	16,700	19,383
AT&T Wireless Services, Inc.	8.125%	5/1/2012	4,000	4,785
BellSouth Corp.	6.000%	10/15/2011	3,800	4,099
BellSouth Corp.	4.750%	11/15/2012	3,150	3,181

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
BellSouth Corp.	5.200%	9/15/2014	$5,200	$5,356
British Telecommunications PLC	8.375%	12/15/2010 (3)	10,600	12,520
CenturyTel, Inc.	7.875%	8/15/2012 (3)	2,400	2,740
CenturyTel, Inc.	5.000%	2/15/2015	2,000	1,949
Cingular Wireless	6.500%	12/15/2011	2,250	2,487
Clear Channel Communications, Inc.	7.650%	9/15/2010	3,725	4,041
Clear Channel Communications, Inc.	5.000%	3/15/2012	3,650	3,460
Clear Channel Communications, Inc.	5.750%	1/15/2013	1,000	976
Clear Channel Communications, Inc.	5.500%	9/15/2014	1,725	1,634
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	6,500	7,913
Comcast Cable Communications, Inc.	6.750%	1/30/2011	8,500	9,362
Comcast Corp.	5.300%	1/15/2014	7,525	7,742
Comcast Corp.	6.500%	1/15/2015	3,825	4,270
Cox Communications, Inc.	7.750%	11/1/2010	1,550	1,756
Cox Communications, Inc.	6.750%	3/15/2011	6,000	6,526
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,242
Cox Communications, Inc.	4.625%	6/1/2013	1,000	970
Cox Communications, Inc.	5.450%	12/15/2014	6,875	7,022
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	12,775	14,904
Deutsche Telekom International Finance	5.250%	7/22/2013	5,000	5,185
France Telecom	8.000%	3/1/2011 (3)	15,100	17,541
Gannett Co., Inc.	6.375%	4/1/2012	1,500	1,658
Grupo Televisa SA	8.000%	9/13/2011	1,000	1,136
Knight Ridder, Inc.	7.125%	6/1/2011	1,000	1,116
Koninklijke KPN NV	8.000%	10/1/2010	5,800	6,691
News America Holdings, Inc.	9.250%	2/1/2013	2,550	3,229
News America Inc.	5.300%	12/15/2014	3,800	3,902
Quebecor World Capital Corp.	6.125%	11/15/2013	1,000	958
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,250	2,204
R.R. Donnelley & Sons Co.	5.500%	5/15/2015 (2)	2,000	2,024
Reed Elsevier Capital	6.750%	8/1/2011	1,000	1,106
Reed Elsevier Capital	4.625%	6/15/2012	1,700	1,694
SBC Communications, Inc.	6.250%	3/15/2011	3,700	4,012
SBC Communications, Inc.	5.875%	2/1/2012	3,000	3,211
SBC Communications, Inc.	5.875%	8/15/2012	2,500	2,688
SBC Communications, Inc.	5.100%	9/15/2014	14,000	14,296
Sprint Capital Corp.	7.625%	1/30/2011	8,025	9,166
Sprint Capital Corp.	8.375%	3/15/2012	7,550	9,106
TCI Communications, Inc.	8.750%	8/1/2015	3,095	3,970
Telecom Italia Capital	5.250%	11/15/2013	7,000	7,112
Telecom Italia Capital	4.950%	9/30/2014 (2)	6,925	6,858
Tele-Communications, Inc.	9.800%	2/1/2012	1,000	1,273
Tele-Communications, Inc.	7.875%	8/1/2013	4,251	5,072
Telefonica Europe BV	7.750%	9/15/2010	9,700	11,127
Telefonos de Mexico SA	5.500%	1/27/2015 (2)	4,500	4,455
Telstra Corp. Ltd.	6.375%	4/1/2012	2,500	2,779
Telus Corp.	8.000%	6/1/2011	8,950	10,407
Thomson Corp.	6.200%	1/5/2012	2,000	2,207
Time Warner Entertainment	10.150%	5/1/2012	400	520
Time Warner Entertainment	8.875%	10/1/2012	2,500	3,087
Univision Communications, Inc.	7.850%	7/15/2011	3,000	3,416

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
USA Interactive	7.000%	1/15/2013	$2,175	$2,320
Verizon Global Funding Corp.	7.250%	12/1/2010	3,000	3,404
Verizon Global Funding Corp.	6.875%	6/15/2012	6,725	7,625
Verizon Global Funding Corp.	7.375%	9/1/2012	5,650	6,596
Verizon Maryland, Inc.	6.125%	3/1/2012	375	402
Verizon New England Inc.	6.500%	9/15/2011	4,500	4,887
Verizon New England Inc.	4.750%	10/1/2013	750	739
Verizon New Jersey, Inc.	5.875%	1/17/2012	5,875	6,211
Verizon New York, Inc.	6.875%	4/1/2012	3,300	3,652
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	5,650	5,903
Verizon Virginia Inc.	4.625%	3/15/2013	2,900	2,864
Vodafone Group PLC	5.000%	12/16/2013	4,125	4,242
Vodafone Group PLC	5.375%	1/30/2015	3,750	3,960
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,278
Consumer Cyclical (4.1%)
Brinker International	5.750%	6/1/2014	1,700	1,817
Cendant Corp.	7.375%	1/15/2013	6,825	7,775
Centex Corp.	7.875%	2/1/2011	1,000	1,142
Centex Corp.	7.500%	1/15/2012	2,000	2,282
Centex Corp.	5.125%	10/1/2013	2,500	2,514
Centex Corp.	5.700%	5/15/2014	1,000	1,039
Centex Corp.	5.250%	6/15/2015	650	652
CVS Corp.	4.875%	9/15/2014	1,675	1,704
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,000	1,130
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	8,000	9,031
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	11,025	12,336
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	4,350	4,707
Federated Department Stores, Inc.	6.625%	4/1/2011	3,000	3,313
Ford Motor Credit Co.	7.375%	2/1/2011	11,250	11,075
Ford Motor Credit Co.	7.250%	10/25/2011	24,000	23,208
Ford Motor Credit Co.	7.000%	10/1/2013	2,150	2,082
Harrah's Operating Co., Inc.	8.000%	2/1/2011	4,700	5,375
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,723
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (2)	3,225	3,275
Hilton Hotels Corp.	7.625%	12/1/2012	3,000	3,460
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	993
Kohl's Corp.	6.300%	3/1/2011	1,000	1,087
Lear Corp.	5.750%	8/1/2014	1,325	1,181
Lennar Corp.	5.950%	3/1/2013	3,100	3,273
Lennar Corp.	5.500%	9/1/2014	1,000	1,023
Lennar Corp.	5.600%	5/31/2015 (2)	100	102
Limited Brands Inc.	5.250%	11/1/2014	1,750	1,701
Lowe's Cos., Inc.	8.250%	6/1/2010	3,000	3,530
Marriot International	4.625%	6/15/2012	1,175	1,166
May Department Stores Co.	5.750%	7/15/2014	2,700	2,853
McDonald's Corp.	5.750%	3/1/2012	3,300	3,582
MDC Holdings Inc.	5.500%	5/15/2013	1,000	1,021
Office Depot, Inc.	6.250%	8/15/2013	2,000	2,085
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,146
Pulte Homes, Inc.	6.250%	2/15/2013	3,000	3,193

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Pulte Homes, Inc.	5.250%	1/15/2014	$2,375	$2,371
Pulte Homes, Inc.	5.200%	2/15/2015	550	545
Staples Inc.	7.375%	10/1/2012	2,000	2,306
Target Corp.	7.500%	8/15/2010	3,000	3,441
Target Corp.	6.350%	1/15/2011	3,000	3,300
Target Corp.	5.875%	3/1/2012	5,000	5,427
The Walt Disney Co.	6.375%	3/1/2012	8,514	9,360
Time Warner, Inc.	6.750%	4/15/2011	12,100	13,391
Time Warner, Inc.	6.875%	5/1/2012	4,000	4,507
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,891
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,676
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	1,060
Toll Brothers, Inc.	5.150%	5/15/2015 (2)	3,150	3,135
Toyota Motor Credit Corp.	4.350%	12/15/2010	4,075	4,120
Viacom International Inc.	6.625%	5/15/2011	3,275	3,516
Viacom International Inc.	5.625%	8/15/2012	9,000	9,202
Wal-Mart Stores, Inc.	4.125%	2/15/2011	11,050	10,971
Wal-Mart Stores, Inc.	4.550%	5/1/2013	5,450	5,499
Wal-Mart Stores, Inc.	4.500%	7/1/2015	2,400	2,388
Westinghouse Electric	8.625%	8/1/2012	1,000	1,188
Yum! Brands, Inc.	8.875%	4/15/2011	3,600	4,337
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,285
Consumer Noncyclical (4.8%)
Abbott Laboratories	3.750%	3/15/2011	4,000	3,894
Abbott Laboratories	4.350%	3/15/2014	1,250	1,241
Aetna, Inc.	7.875%	3/1/2011	2,900	3,389
Albertson's, Inc.	7.500%	2/15/2011	4,300	4,842
Altria Group, Inc.	7.000%	11/4/2013	4,700	5,248
Amgen Inc.	4.850%	11/18/2014	4,200	4,314
Anheuser Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,536
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,627
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,275	3,282
Anthem, Inc.	6.800%	8/1/2012	3,500	3,976
Archer-Daniels-Midland Co.	8.875%	4/15/2011	80	97
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,000	3,621
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,261
Baxter International, Inc.	4.625%	3/15/2015	750	746
Boston Scientific	5.450%	6/15/2014	4,200	4,408
Bottling Group LLC	4.625%	11/15/2012	6,000	6,113
Bristol-Myers Squibb Co.	5.750%	10/1/2011	11,500	12,311
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,134
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,350	2,426
Campbell Soup Co.	6.750%	2/15/2011	5,000	5,597
Cardinal Health, Inc.	6.750%	2/15/2011	1,425	1,567
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	900	1,107
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,248
Clorox Co.	5.000%	1/15/2015	4,200	4,347
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	5,000	5,451
Coca-Cola HBC Finance	5.125%	9/17/2013	1,400	1,460
Colgate-Palmolive Co.	5.980%	4/25/2012	1,250	1,376

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Conagra, Inc.	7.875%	9/15/2010	$5,300	$6,090
Conagra, Inc.	6.750%	9/15/2011	2,600	2,882
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,209
Diageo Finance BV	3.875%	4/1/2011	2,500	2,446
Eli Lilly & Co.	6.000%	3/15/2012	3,000	3,284
General Mills, Inc.	6.000%	2/15/2012	7,393	8,042
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	6,225	6,168
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	3,075	3,832
H.J. Heinz Co.	6.625%	7/15/2011 (3)	2,000	2,227
H.J. Heinz Co.	6.000%	3/15/2012 (3)	2,000	2,174
Hospira, Inc.	5.900%	6/15/2014	1,725	1,852
Johnson & Johnson	3.800%	5/15/2013	3,000	2,908
Kellogg Co.	6.600%	4/1/2011	6,250	6,933
Kimberly-Clark Corp.	5.625%	2/15/2012	4,250	4,580
Kraft Foods, Inc.	5.625%	11/1/2011	12,950	13,690
Kraft Foods, Inc.	6.250%	6/1/2012	4,500	4,929
Kroger Co.	6.800%	4/1/2011	3,000	3,288
Kroger Co.	6.750%	4/15/2012	3,700	4,090
Kroger Co.	5.500%	2/1/2013	275	284
Kroger Co.	4.950%	1/15/2015	2,325	2,304
McKesson Corp.	7.750%	2/1/2012	2,000	2,336
Merck & Co.	4.375%	2/15/2013	1,500	1,489
Merck & Co.	4.750%	3/1/2015	3,400	3,415
Panamerican Beverages, Inc.	7.250%	7/1/2009	1,000	1,090
PepsiAmericas Inc.	4.875%	1/15/2015	2,250	2,285
Pfizer, Inc.	4.500%	2/15/2014	3,825	3,854
Procter & Gamble Co.	4.950%	8/15/2014	4,175	4,342
Safeway, Inc.	4.950%	8/16/2010	875	881
Safeway, Inc.	5.800%	8/15/2012	6,500	6,799
Sara Lee Corp.	6.250%	9/15/2011	4,000	4,322
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,327
Schering-Plough Corp.	5.550%	12/1/2013 (3)	3,750	3,971
SUPERVALU Inc.	7.500%	5/15/2012	1,000	1,140
Tyson Foods, Inc.	8.250%	10/1/2011	5,500	6,482
Unilever Capital Corp.	7.125%	11/1/2010	7,500	8,472
UnitedHealth Group, Inc.	4.875%	4/1/2013	4,000	4,099
UnitedHealth Group, Inc.	5.000%	8/15/2014	2,225	2,300
UnitedHealth Group, Inc.	4.875%	3/15/2015	925	948
UST, Inc.	6.625%	7/15/2012	1,000	1,127
Wellpoint Health Networks Inc.	6.375%	1/15/2012	800	885
Wellpoint Inc.	5.000%	12/15/2014	3,250	3,316
Wyeth	6.950%	3/15/2011 (3)	3,000	3,333
Wyeth	5.500%	3/15/2013 (3)	10,350	10,837
Wyeth	5.500%	2/1/2014	6,775	7,114
Energy (1.8%)
Amerada Hess Corp.	6.650%	8/15/2011	2,750	3,030
Anadarko Finance Co.	6.750%	5/1/2011	4,500	4,994
Apache Corp.	6.250%	4/15/2012	2,300	2,561
BP Amoco PLC	8.500%	4/1/2012	1,700	2,106
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,209

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Burlington Resources, Inc.	6.500%	12/1/2011	$2,000	$2,210
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,786
Canadian Natural Resources	5.450%	10/1/2012	750	780
Conoco Funding Co.	6.350%	10/15/2011	13,675	15,176
Devon Financing Corp.	6.875%	9/30/2011	8,500	9,521
Diamond Offshore Drilling	4.875%	7/1/2015 (2)	2,050	2,047
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,675	2,867
Halliburton Co.	5.500%	10/15/2010	3,000	3,145
Marathon Oil Corp.	6.125%	3/15/2012	3,800	4,128
Nexen, Inc.	5.050%	11/20/2013	2,000	1,993
Occidental Petroleum	6.750%	1/15/2012	4,750	5,351
PanCanadian Energy Corp.	6.300%	11/1/2011	4,000	4,357
Petro-Canada	4.000%	7/15/2013	1,800	1,711
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,800	1,814
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)	4,712	4,980
Sunoco, Inc.	4.875%	10/15/2014	950	951
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,197
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	2,500	2,766
Union Oil Co. of California	5.050%	10/1/2012	3,400	3,518
Valero Energy Corp.	6.875%	4/15/2012	3,250	3,647
XTO Energy, Inc.	7.500%	4/15/2012	1,000	1,151
XTO Energy, Inc.	6.250%	4/15/2013	3,000	3,251
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,733
XTO Energy, Inc.	5.000%	1/31/2015	400	399
XTO Energy, Inc.	5.300%	6/30/2015	750	762
Technology (1.0%)
Affiliated Computer Services	4.700%	6/1/2010	950	946
Affiliated Computer Services	5.200%	6/1/2015	450	447
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,101
Computer Sciences Corp.	5.000%	2/15/2013	3,100	3,119
Deluxe Corp.	5.125%	10/1/2014	1,750	1,700
Electronic Data Systems	6.500%	8/1/2013 (3)	4,575	4,692
First Data Corp.	5.625%	11/1/2011	4,750	5,062
First Data Corp.	4.850%	10/1/2014	2,550	2,580
First Data Corp.	4.950%	6/15/2015	2,500	2,533
Hewlett-Packard Co.	6.500%	7/1/2012	2,500	2,764
International Business Machines Corp.	4.750%	11/29/2012	4,500	4,606
International Business Machines Corp.	7.500%	6/15/2013	4,000	4,773
Motorola, Inc.	7.625%	11/15/2010	5,750	6,543
Motorola, Inc.	8.000%	11/1/2011	2,500	2,932
Pitney Bowes, Inc.	4.625%	10/1/2012	250	254
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,444
Pitney Bowes, Inc.	4.875%	8/15/2014	5,300	5,442
Science Applications International Corp.	6.250%	7/1/2012	1,000	1,098
SunGard Data Systems, Inc.	4.875%	1/15/2014	975	787
Transportation (0.9%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	3,550	3,665
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	1,590	1,776
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	5,000	5,407

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Canadian National Railway Co.	6.375%	10/15/2011	$1,600	$1,775
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,993
Canadian Pacific Rail	6.250%	10/15/2011	1,900	2,094
Continental Airlines Enhanced
Equipment Trust Certificates	6.563%	2/15/2012	500	525
CSX Corp.	6.300%	3/15/2012	4,500	4,923
Hertz Corp.	6.350%	6/15/2010	1,950	1,860
Hertz Corp.	7.400%	3/1/2011	1,000	984
Hertz Corp.	7.625%	6/1/2012	3,975	3,927
Mass Transit Railway Corp.	7.500%	11/8/2010	2,500	2,860
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,231
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	3,236
Northwest Airlines, Inc.
Pass-Through Certificates	6.841%	4/1/2011	1,000	945
Southwest Airlines Co.	6.500%	3/1/2012	2,400	2,613
Union Pacific Corp.	7.250%	11/1/2008	3,500	3,805
Union Pacific Corp.	3.625%	6/1/2010	500	480
Union Pacific Corp.	6.650%	1/15/2011	1,755	1,928
Union Pacific Corp.	6.125%	1/15/2012	100	108
Union Pacific Corp.	6.500%	4/15/2012	2,375	2,633
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	1,500	1,690
Black & Decker Corp.	4.750%	11/1/2014	1,000	993

				1,296,498

Utilities (4.9%)
Electric (3.7%)
AEP Texas Central Co.	5.500%	2/15/2013	1,500	1,573
Alliant Energy Resources	9.750%	1/15/2013	1,000	1,299
American Electric Power Co., Inc.	5.375%	3/15/2010	350	364
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,649
Arizona Public Service Co.	5.800%	6/30/2014	500	540
Arizona Public Service Co.	4.650%	5/15/2015	2,275	2,267
Boston Edison Co.	4.875%	4/15/2014	2,350	2,406
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,284
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,900	4,167
Commonwealth Edison Co.	6.150%	3/15/2012	3,500	3,864
Commonwealth Edison Co.	4.700%	4/15/2015	700	699
Consolidated Edison, Inc.	4.875%	2/1/2013	5,000	5,138
Constellation Energy Group, Inc.	6.125%	9/1/2009	2,000	2,124
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,100	2,367
Consumers Energy Co.	5.000%	2/15/2012	3,175	3,237
Consumers Energy Co.	5.375%	4/15/2013	1,000	1,037
Dayton Power & Light	5.125%	10/1/2013 (3)	1,875	1,941
Detroit Edison Co.	6.125%	10/1/2010	5,000	5,394
Dominion Resources, Inc.	6.250%	6/30/2012	1,000	1,084
Dominion Resources, Inc.	5.700%	9/17/2012	3,000	3,149
Duke Capital Corp.	6.250%	2/15/2013	1,000	1,082
Duke Capital Corp.	5.500%	3/1/2014	1,000	1,027
Duke Capital Corp.	5.668%	8/15/2014	1,000	1,040
Duke Energy Corp.	6.250%	1/15/2012	4,650	5,072

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Duke Energy Corp.	5.625%	11/30/2012	$2,000	$2,122
Energy East Corp.	6.750%	6/15/2012	1,750	1,982
Exelon Corp.	5.350%	1/15/2014	1,000	1,035
Exelon Corp.	4.900%	6/15/2015	2,600	2,602
Exelon Generation Co. LLC	6.950%	6/15/2011	5,000	5,599
Firstenergy Corp.	6.450%	11/15/2011	7,700	8,414
Florida Power & Light Co.	4.850%	2/1/2013	3,000	3,107
HQI Transelec Chile SA	7.875%	4/15/2011	3,550	4,093
Metropolitan Edison	4.875%	4/1/2014	1,000	1,006
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	4,134
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	1,500	1,593
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	606
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	8,210	9,510
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	2,038
NiSource Finance Corp.	7.875%	11/15/2010	5,000	5,769
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,699
NiSource Finance Corp.	5.400%	7/15/2014	1,925	1,982
Northern States Power Co.	8.000%	8/28/2012	2,500	3,049
Ohio Power Co.	5.500%	2/15/2013	2,000	2,115
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,500	2,743
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,675	1,862
Pacific Gas & Electric Co.	4.200%	3/1/2011	3,125	3,075
Pacific Gas & Electric Co.	4.800%	3/1/2014	4,800	4,836
PacifiCorp	6.900%	11/15/2011	3,400	3,852
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,742
PPL Energy Supply LLC	6.400%	11/1/2011	5,000	5,474
Progress Energy, Inc.	4.500%	6/1/2010	1,150	1,154
Progress Energy, Inc.	7.100%	3/1/2011	11,225	12,535
PSEG Power Corp.	7.750%	4/15/2011	1,375	1,585
PSEG Power Corp.	6.950%	6/1/2012	7,675	8,663
Public Service Co. of Colorado	7.875%	10/1/2012	3,300	3,983
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,072
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,119
Scana Corp.	6.875%	5/15/2011	1,325	1,479
Scana Corp.	6.250%	2/1/2012	1,320	1,443
Southern California Edison Co.	5.000%	1/15/2014	2,525	2,588
Southern California Edison Co.	4.650%	4/1/2015	500	502
Southern Power Co.	6.250%	7/15/2012	4,155	4,552
Tampa Electric	6.875%	6/15/2012	1,000	1,131
TXU Energy Co.	7.000%	3/15/2013	5,000	5,567
Wisconsin Energy Corp.	6.500%	4/1/2011	1,200	1,321
Xcel Energy, Inc.	7.000%	12/1/2010	2,500	2,789
Natural Gas (1.2%)
Atmos Energy Corp.	5.125%	1/15/2013	2,000	2,029
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,414
CenterPoint Energy Resources	7.875%	4/1/2013	6,250	7,438
Consolidated Natural Gas	6.850%	4/15/2011	1,250	1,390
Consolidated Natural Gas	6.250%	11/1/2011	10,500	11,433
Consolidated Natural Gas	5.000%	12/1/2014	425	430
Duke Energy Field Services	7.875%	8/16/2010	3,225	3,704

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Enbridge Energy Partners	4.900%	3/1/2015	$700	$700
Enterprise Products Operating LP	5.600%	10/15/2014	6,600	6,801
KeySpan Corp.	7.625%	11/15/2010	3,000	3,461
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,000	1,132
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	2,182
Kinder Morgan, Inc.	6.500%	9/1/2012	10,025	11,051
Oneok Inc.	5.200%	6/15/2015	3,350	3,412
Plains All American Pipeline LP	5.625%	12/15/2013 (3)	1,500	1,555
Sempra Energy	6.000%	2/1/2013	2,000	2,132
Teppco Partners, LP	7.625%	2/15/2012	2,000	2,281
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,873

				265,744

TOTAL CORPORATE BONDS
(Cost $2,506,460)				2,590,421

SOVEREIGN BONDS (U.S. Dollar-Denominated) (5.5%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,720
China Development Bank	4.750%	10/8/2014	1,950	1,958
Corporacion Andina de Fomento	6.875%	3/15/2012	2,300	2,621
Corporacion Andina de Fomento	5.200%	5/21/2013	2,500	2,581
Development Bank of Japan	4.250%	6/9/2015	1,300	1,291
European Bank for Reconstruction & Development	5.000%	5/19/2014	2,500	2,654
European Investment Bank	4.625%	5/15/2014	9,200	9,568
Export-Import Bank of Korea	5.125%	3/16/2015	3,300	3,356
Federation of Malaysia	7.500%	7/15/2011	7,600	8,810
Financement Quebec	5.000%	10/25/2012	2,000	2,097
Inter-American Development Bank	4.375%	9/20/2012	15,000	15,356
Japan Finance Corp.	4.625%	4/21/2015	8,000	8,141
Korea Development Bank	5.750%	9/10/2013	6,175	6,614
Korea Electric Power	7.750%	4/1/2013	1,500	1,795
Kredit Fuer Wiederaufbau	4.250%	6/15/2010	7,125	7,186
Kredit Fuer Wiederaufbau	4.125%	10/15/2014	9,175	9,121
Nordic Investment Bank	3.875%	6/15/2010	3,750	3,740
Oesterreich Kontrollbank	4.500%	3/9/2015	2,000	2,055
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,649
Pemex Finance Ltd.	9.690%	8/15/2009 (1)	4,250	4,680
Pemex Project Funding Master Trust	9.125%	10/13/2010	400	469
Pemex Project Funding Master Trust	8.000%	11/15/2011 (3)	5,875	6,668
Pemex Project Funding Master Trust	7.375%	12/15/2014	8,725	9,728
People's Republic of China	4.750%	10/29/2013	5,000	5,061
Province of British Columbia	4.300%	5/30/2013	1,750	1,779
Province of Manitoba	7.500%	2/22/2010	1,000	1,143
Province of Nova Scotia	5.750%	2/27/2012	2,500	2,721
Province of Ontario	5.125%	7/17/2012	2,250	2,390
Province of Ontario	4.375%	2/15/2013	6,000	6,106
Province of Ontario	4.500%	2/3/2015	2,800	2,840
Province of Quebec	6.125%	1/22/2011	2,500	2,727
Province of Quebec	4.875%	5/5/2014	5,500	5,697
Province of Quebec	4.600%	5/26/2015	4,800	4,841
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,217
Quebec Hydro Electric	6.300%	5/11/2011	7,500	8,253

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Republic of Chile	7.125%	1/11/2012	$4,000	$4,599
Republic of Chile	5.500%	1/15/2013	3,000	3,180
Republic of Hungary	4.750%	2/3/2015	5,350	5,440
Republic of Italy	6.000%	2/22/2011	5,550	6,049
Republic of Italy	5.625%	6/15/2012	18,925	20,698
Republic of Italy	4.375%	6/15/2013	7,500	7,627
Republic of Italy	4.500%	1/21/2015	10,300	10,146
Republic of Korea	4.250%	6/1/2013	3,000	2,942
Republic of Korea	4.875%	9/22/2014	5,200	5,251
Republic of Poland	6.250%	7/3/2012	5,875	6,512
Republic of Poland	5.250%	1/15/2014	3,500	3,688
Republic of South Africa	7.375%	4/25/2012	6,150	7,045
Republic of South Africa	6.500%	6/2/2014	2,225	2,472
State of Israel	4.625%	6/15/2013	2,800	2,751
State of Israel	5.125%	3/1/2014	2,000	2,028
United Mexican States	8.375%	1/14/2011	6,500	7,540
United Mexican States	7.500%	1/14/2012	4,000	4,514
United Mexican States	6.375%	1/16/2013	8,600	9,176
United Mexican States	5.875%	1/15/2014	8,925	9,237
United Mexican States	6.625%	3/3/2015	11,350	12,400

TOTAL SOVEREIGN BONDS
(Cost $290,772)				298,928

TAXABLE MUNICIPAL BOND (0.0%)

Wisconsin Public Service Rev.
(Cost $1,346)	4.800%	5/1/2013	1,350	1,394

			Shares

TEMPORARY CASH INVESTMENTS (2.1%)

Vanguard Market Liquidity Fund, 3.139%**			51,475,316	51,475
Vanguard Market Liquidity Fund, 3.139%**--Note F			59,896,080	59,896

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $111,371)				111,371

TOTAL INVESTMENTS (100.7%)
(Cost $5,351,257)				5,489,223

OTHER ASSETS AND LIABILITIES (-0.7%)

Other Assets--Note B				154,739
Liabilities--Note F				(190,354)

				(35,615)

NET ASSETS (100%)				$5,453,608

^See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $49,373,000, representing 0.9% of net assets.
(3)Adjustable-rate note.

Intermediate-Term Bond Index Fund	Amount (000)
AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Paid-in Capital	$5,314,989
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	653
Unrealized Appreciation	137,966

NET ASSETS	$5,453,608

Investor Shares--Net Assets
Applicable to 353,059,235 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$3,779,971

NET ASSET VALUE PER SHARE--INVESTOR SHARES	$10.71

Admiral Shares--Net Assets
Applicable to 156,335,093 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,673,637

NET ASSET VALUE PER SHARE--ADMIRAL SHARES	$10.71

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (56.1%)

U.S. Government Securities (50.2%)
U.S. Treasury Bond	11.250%	2/15/2015	$3,140	$4,960
U.S. Treasury Bond	10.625%	8/15/2015	550	853
U.S. Treasury Bond	9.875%	11/15/2015	10,375	15,517
U.S. Treasury Bond	9.250%	2/15/2016	3,750	5,436
U.S. Treasury Bond	7.250%	5/15/2016	700	897
U.S. Treasury Bond	7.500%	11/15/2016	2,970	3,895
U.S. Treasury Bond	8.750%	5/15/2017	44,515	63,956
U.S. Treasury Bond	8.875%	8/15/2017	36,000	52,358
U.S. Treasury Bond	9.125%	5/15/2018	3,800	5,689
U.S. Treasury Bond	9.000%	11/15/2018	8,503	12,712
U.S. Treasury Bond	8.875%	2/15/2019	36,200	53,848
U.S. Treasury Bond	8.125%	8/15/2019	22,045	31,263
U.S. Treasury Bond	8.500%	2/15/2020	35,500	52,091
U.S. Treasury Bond	8.750%	5/15/2020	6,700	10,054
U.S. Treasury Bond	8.750%	8/15/2020	17,400	26,203
U.S. Treasury Bond	7.875%	2/15/2021	23,830	33,757
U.S. Treasury Bond	8.125%	5/15/2021	8,625	12,498
U.S. Treasury Bond	8.125%	8/15/2021	31,985	46,483
U.S. Treasury Bond	8.000%	11/15/2021	28,595	41,235
U.S. Treasury Bond	7.250%	8/15/2022	24,675	33,616
U.S. Treasury Bond	7.625%	11/15/2022	25,895	36,540
U.S. Treasury Bond	7.125%	2/15/2023	11,700	15,826
U.S. Treasury Bond	6.250%	8/15/2023	200	249
U.S. Treasury Bond	7.500%	11/15/2024	6,000	8,533
U.S. Treasury Bond	7.625%	2/15/2025	1,700	2,451
U.S. Treasury Bond	6.875%	8/15/2025	14,200	19,123
U.S. Treasury Bond	6.000%	2/15/2026	2,850	3,516
U.S. Treasury Bond	6.750%	8/15/2026	36,250	48,598
U.S. Treasury Bond	6.500%	11/15/2026	4,025	5,265
U.S. Treasury Bond	6.625%	2/15/2027	32,865	43,623
U.S. Treasury Bond	6.375%	8/15/2027	24,655	31,994
U.S. Treasury Bond	6.125%	11/15/2027	11,750	14,853
U.S. Treasury Bond	5.500%	8/15/2028	39,700	46,809
U.S. Treasury Bond	5.250%	11/15/2028	36,520	41,770
U.S. Treasury Bond	6.125%	8/15/2029	12,650	16,174
U.S. Treasury Bond	6.250%	5/15/2030	5,725	7,465
U.S. Treasury Note	7.000%	7/15/2006	775	802
U.S. Treasury Note	3.375%	2/28/2007	6,975	6,947
U.S. Treasury Note	3.750%	3/31/2007	1,650	1,653
U.S. Treasury Note	4.875%	2/15/2012	650	691
U.S. Treasury Note	4.250%	8/15/2013	325	333

				860,536

Agency Bonds and Notes (5.9%)
Federal Home Loan Bank*	5.375%	5/15/2019	5,250	5,691
Federal Home Loan Bank*	5.125%	8/15/2019	500	529
Federal Home Loan Mortgage Corp.*	6.750%	9/15/2029	5,700	7,454
Federal Home Loan Mortgage Corp.*	6.750%	3/15/2031	7,750	10,242
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032	6,100	7,644
Federal National Mortgage Assn.*	0.000%	6/1/2017	6,325	3,673

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Federal National Mortgage Assn.*	0.000%	10/9/2019	$8,300	$4,258
Federal National Mortgage Assn.*	6.250%	5/15/2029	5,700	7,051
Federal National Mortgage Assn.*	7.125%	1/15/2030	8,975	12,266
Federal National Mortgage Assn.*	7.250%	5/15/2030	6,935	9,623
Federal National Mortgage Assn.*	6.625%	11/15/2030	7,250	9,404
Federal National Mortgage Assn.*	6.210%	8/6/2038	1,000	1,257
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	1,375	1,547
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	325	366
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,900	3,264
Tennessee Valley Auth.*	6.250%	12/15/2017	2,600	3,022
Tennessee Valley Auth.*	6.750%	11/1/2025	4,500	5,844
Tennessee Valley Auth.*	7.125%	5/1/2030	3,250	4,449
Tennessee Valley Auth.*	4.650%	6/15/2035	2,825	2,828

				100,412

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $872,012)				960,948

CORPORATE BONDS (35.9%)

Asset-Backed Securities (0.2%)
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	450	578
PSEG Transition Funding LLC	6.890%	12/15/2017 (1)	2,500	2,959

				3,537

Finance (8.7%)
Banking (4.8%)
Abbey National PLC	7.950%	10/26/2029	3,550	4,942
ABN AMRO Bank NV	4.650%	6/4/2018	2,250	2,217
Banc One Corp.	7.750%	7/15/2025	2,000	2,635
Banc One Corp.	7.625%	10/15/2026	2,850	3,657
Banc One Corp.	8.000%	4/29/2027	1,500	2,036
Bank of America Corp.	5.375%	6/15/2014	1,000	1,062
Bank of America Corp.	5.125%	11/15/2014	1,000	1,048
Bank of America Corp.	5.250%	12/1/2015	3,050	3,194
Bank of America Corp.	5.625%	3/8/2035	2,375	2,507
Barclays Bank PLC	6.278%	12/29/2049	750	766
BB&T Corp.	5.200%	12/23/2015	825	863
BB&T Corp.	5.250%	11/1/2019	1,000	1,047
Citicorp Capital II	8.015%	2/15/2027	450	489
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,433
Citigroup, Inc.	5.875%	2/22/2033	2,150	2,401
Citigroup, Inc.	6.000%	10/31/2033	2,200	2,501
Citigroup, Inc.	5.850%	12/11/2034	3,050	3,445
CoreStates Capital Corp.	8.000%	12/15/2026 (2)	2,300	2,485
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,100	2,697
Fifth Third Bank	4.500%	6/1/2018	1,550	1,504
First Union Corp.	7.500%	4/15/2035	150	206
First Union Institutional Capital I	8.040%	12/1/2026	500	541
Fleet Capital Trust II	7.920%	12/11/2026	1,150	1,243
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	497
HSBC Bank USA	5.875%	11/1/2034	2,225	2,448
HSBC Holdings PLC	7.625%	5/17/2032 (2)	1,050	1,393
HSBC Holdings PLC	7.350%	11/27/2032 (2)	200	258

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
J.P. Morgan Capital Trust	5.875%	3/15/2035	$1,400	$1,442
JPM Capital Trust II	7.950%	2/1/2027	500	543
Key Bank NA	6.950%	2/1/2028	1,193	1,443
Marshall & Ilsley Bank	5.000%	1/17/2017	1,000	1,028
Mellon Capital II	7.995%	1/15/2027	2,100	2,277
National City Corp.	6.875%	5/15/2019	1,700	2,014
NationsBank Corp.	7.750%	8/15/2015	1,000	1,240
NationsBank Corp.	7.250%	10/15/2025	375	476
NB Capital Trust IV	8.250%	4/15/2027	400	438
PNC Bank NA	5.250%	1/15/2017	1,550	1,614
PNC Funding Corp.	5.250%	11/15/2015	500	522
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (3)	3,625	4,593
SunTrust Banks, Inc.	5.200%	1/17/2017	1,000	1,047
SunTrust Banks, Inc.	5.450%	12/1/2017	700	749
SunTrust Capital II	7.900%	6/15/2027	750	819
Swiss Bank Corp.	7.000%	10/15/2015	1,000	1,186
Swiss Bank Corp.	7.375%	6/15/2017	550	681
Synovus Financial Corp.	5.125%	6/15/2017 (2)	750	760
Wachovia Bank NA	4.875%	2/1/2015	1,250	1,274
Wachovia Bank NA	5.000%	8/15/2015	275	286
Wachovia Corp.	6.605%	10/1/2025	725	871
Wachovia Corp. PUT	6.550%	10/15/2035	125	150
Washington Mutual Capital I	8.375%	6/1/2027	1,250	1,367
Wells Fargo & Co.	5.125%	9/15/2016	1,750	1,823
Wells Fargo & Co.	5.375%	2/7/2035	1,450	1,533
Zions Bancorp.	6.000%	9/15/2015	750	822
Brokerage (1.0%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,075	1,048
Dean Witter, Discover & Co.	6.750%	10/15/2013	200	227
Goldman Sachs Group, Inc.	6.125%	2/15/2033	4,150	4,520
Goldman Sachs Group, Inc.	6.345%	2/15/2034	3,450	3,760
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	750	820
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	1,950	2,041
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	250	288
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	2,575	3,071
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,500	1,907
Finance Companies (1.0%)
Capital One Bank	5.500%	6/1/2015	400	411
Capital One Bank	5.250%	2/21/2017	900	925
CIT Group Co. of Canada	5.200%	6/1/2015 (2)	1,850	1,866
General Electric Capital Corp.	6.750%	3/15/2032	8,600	10,593
MBNA Corp.	5.000%	6/15/2015	775	798
SLM Corp.	5.050%	11/14/2014	1,400	1,443
SLM Corp.	5.625%	8/1/2033	950	1,040
Insurance (1.7%)
ACE Capital Trust II	9.700%	4/1/2030	350	486
Aetna, Inc.	6.970%	8/15/2036	1,000	1,245
Allstate Corp.	6.125%	12/15/2032	1,250	1,405

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Allstate Corp.	5.350%	6/1/2033	$750	$757
Allstate Corp.	5.550%	5/9/2035	1,025	1,061
American General Capital II	8.500%	7/1/2030	700	976
Aon Capital Trust	8.205%	1/1/2027	700	827
Arch Capital Group Ltd.	7.350%	5/1/2034	500	568
Assurant, Inc.	6.750%	2/15/2034	850	981
AXA SA	8.600%	12/15/2030	2,000	2,725
Cincinnati Financial Corp.	6.125%	11/1/2034	1,000	1,107
Endurance Specialty Holdings	7.000%	7/15/2034	700	800
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	400	418
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	1,350	1,464
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	400	473
Genworth Financial, Inc.	6.500%	6/15/2034	525	621
Hartford Life, Inc.	7.375%	3/1/2031	800	1,032
Loews Corp.	5.250%	3/15/2016	500	504
Loews Corp.	6.000%	2/1/2035	800	810
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	400	385
MBIA, Inc.	5.700%	12/1/2034	1,000	1,014
MetLife, Inc.	6.500%	12/15/2032	1,500	1,720
MetLife, Inc.	6.375%	6/15/2034	1,200	1,358
MetLife, Inc.	5.700%	6/15/2035	1,250	1,291
Progressive Corp.	6.625%	3/1/2029	1,000	1,197
Prudential Financial, Inc.	5.750%	7/15/2033	1,000	1,051
Prudential Financial, Inc.	5.400%	6/13/2035	350	350
Royal & Sun Alliance	8.950%	10/15/2029	850	1,094
Travelers Property Casualty Corp.	6.375%	3/15/2033	500	548
XL Capital Ltd.	6.375%	11/15/2024	575	641
Real Estate Investment Trusts (0.2%)
EOP Operating LP	7.875%	7/15/2031	1,150	1,450
ERP Operating LP	5.200%	4/1/2013	500	513
Health Care REIT, Inc.	6.000%	11/15/2013	300	309
HRPT Properties Trust	6.250%	8/15/2016	750	808
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	750	851

				149,111

Industrial (23.0%)
Basic Industry (1.5%)
Alcan, Inc.	5.000%	6/1/2015	900	904
Alcan, Inc.	7.250%	3/15/2031	750	916
Alcan, Inc.	6.125%	12/15/2033	800	858
Aluminum Co. of America	6.750%	1/15/2028	1,350	1,644
BHP Finance USA Ltd.	6.420%	3/1/2026	1,000	1,172
Dow Chemical Co.	7.375%	11/1/2029	1,400	1,803
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	800	984
Eastman Chemical Co.	7.250%	1/15/2024	900	1,074
Eastman Chemical Co.	7.600%	2/1/2027	300	375
Inco Ltd.	5.700%	10/15/2015	700	731
Inco Ltd.	7.200%	9/15/2032	400	478
International Paper Co.	5.250%	4/1/2016	450	448

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Newmont Mining	5.875%	4/1/2035	$1,100	$1,125
Noranda, Inc.	6.000%	10/15/2015	500	528
Noranda, Inc.	5.500%	6/15/2017	1,250	1,245
Placer Dome, Inc.	6.450%	10/15/2035	700	768
Rohm & Haas Co.	9.800%	4/15/2020 (1)	413	545
Rohm & Haas Co.	7.850%	7/15/2029	1,300	1,787
Westvaco Corp.	8.200%	1/15/2030	1,325	1,733
Westvaco Corp.	7.950%	2/15/2031	400	514
Weyerhaeuser Co.	6.950%	8/1/2017	350	388
Weyerhaeuser Co.	8.500%	1/15/2025	600	759
Weyerhaeuser Co.	7.375%	3/15/2032	2,400	2,817
Willamette Ind.	7.850%	7/1/2026	1,000	1,204
Capital Goods (2.2%)
Caterpillar, Inc.	7.300%	5/1/2031	650	858
Caterpillar, Inc.	6.950%	5/1/2042	1,425	1,857
CRH America Inc.	6.400%	10/15/2033	750	861
Deere & Co.	8.100%	5/15/2030	1,000	1,427
Emerson Electric Co.	5.000%	12/15/2014	600	621
General Dynamics Corp.	5.375%	8/15/2015	500	537
Lockheed Martin Corp.	7.750%	5/1/2026	150	196
Lockheed Martin Corp.	8.500%	12/1/2029	3,825	5,515
Masco Corp.	7.750%	8/1/2029	550	719
Masco Corp.	6.500%	8/15/2032	750	871
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	500	606
Northrop Grumman Corp.	7.750%	2/15/2031	3,100	4,183
PACTIV Corp.	7.950%	12/15/2025	500	620
Raytheon Co.	6.400%	12/15/2018	500	566
Raytheon Co.	7.200%	8/15/2027	1,250	1,558
Raytheon Co.	7.000%	11/1/2028	1,000	1,227
Republic Services, Inc.	6.086%	3/15/2035 (2)	725	791
The Boeing Co.	8.750%	8/15/2021	300	421
The Boeing Co.	8.750%	9/15/2031	850	1,293
The Boeing Co.	6.125%	2/15/2033	800	924
The Boeing Co.	6.625%	2/15/2038	1,050	1,291
TRW, Inc.	7.750%	6/1/2029	250	335
Tyco International Group SA	7.000%	6/15/2028	2,050	2,474
Tyco International Group SA	6.875%	1/15/2029	350	418
United Technologies Corp.	8.875%	11/15/2019	545	752
United Technologies Corp.	6.700%	8/1/2028	250	306
United Technologies Corp.	7.500%	9/15/2029	1,525	2,040
United Technologies Corp.	5.400%	5/1/2035	1,200	1,266
USA Waste Services, Inc.	7.000%	7/15/2028	2,050	2,354
Waste Management, Inc.	7.750%	5/15/2032	675	856
WMX Technologies Inc.	7.100%	8/1/2026	125	144
Communication (6.6%)
Alltel Corp.	7.875%	7/1/2032	1,650	2,174
America Movil SA de C.V.	6.375%	3/1/2035	1,800	1,733
Ameritech Capital Funding	6.550%	1/15/2028	1,000	1,116
AT&T Wireless Services, Inc.	8.750%	3/1/2031	4,225	5,926

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
BellSouth Capital Funding	7.875%	2/15/2030	$4,375	$5,651
BellSouth Corp.	6.550%	6/15/2034	1,575	1,792
BellSouth Corp.	6.000%	11/15/2034	3,125	3,326
BellSouth Telecommunications	6.375%	6/1/2028	900	996
British Telecommunications PLC	8.875%	12/15/2030 (3)	4,300	6,082
Century Tel Enterprises	6.875%	1/15/2028	250	268
Cingular Wireless	7.125%	12/15/2031	700	839
Clear Channel Communications, Inc.	5.500%	12/15/2016	275	254
Clear Channel Communications, Inc.	7.250%	10/15/2027	700	710
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	2,698	3,807
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,000	1,319
Comcast Corp.	4.950%	6/15/2016	1,850	1,842
Comcast Corp.	7.050%	3/15/2033	1,375	1,629
Comcast Corp.	5.650%	6/15/2035	400	399
Cox Communications, Inc.	5.500%	10/1/2015	1,250	1,276
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	6,575	8,860
France Telecom	8.750%	3/1/2031 (3)	4,250	6,006
Grupo Televisa SA	6.625%	3/18/2025 (2)	1,000	1,007
Grupo Televisa SA	8.500%	3/11/2032	250	301
GTE Corp.	8.750%	11/1/2021	900	1,211
GTE Corp.	6.940%	4/15/2028	2,275	2,644
Koninklijke KPN NV	8.375%	10/1/2030	1,225	1,658
Michigan Bell Telephone Co.	7.850%	1/15/2022	1,522	1,885
New England Telephone & Telegraph Co.	6.875%	10/1/2023	110	113
New England Telephone & Telegraph Co.	7.875%	11/15/2029	400	513
News America Holdings, Inc.	8.000%	10/17/2016	1,250	1,541
News America Holdings, Inc.	8.150%	10/17/2036	1,225	1,603
News America Holdings, Inc.	7.750%	12/1/2045	1,225	1,533
News America Inc.	6.550%	3/15/2033	225	250
News America Inc.	6.200%	12/15/2034	2,625	2,798
Pacific Bell	7.125%	3/15/2026	550	655
SBC Communications, Inc.	5.625%	6/15/2016	1,350	1,431
SBC Communications, Inc.	6.450%	6/15/2034	1,500	1,697
SBC Communications, Inc.	6.150%	9/15/2034	1,375	1,497
Sprint Capital Corp.	6.900%	5/1/2019	1,050	1,208
Sprint Capital Corp.	6.875%	11/15/2028	3,275	3,762
Sprint Capital Corp.	8.750%	3/15/2032	5,050	7,048
TCI Communications, Inc.	8.750%	8/1/2015	800	1,026
TCI Communications, Inc.	7.875%	2/15/2026	700	884
Telecom Italia Capital	6.375%	11/15/2033	1,975	2,146
Telecom Italia Capital	6.000%	9/30/2034 (2)	1,700	1,751
Telefonica Europe BV	8.250%	9/15/2030	1,700	2,374
Time Warner Entertainment	8.375%	3/15/2023	1,950	2,485
Time Warner Entertainment	8.375%	7/15/2033	900	1,200
US Cellular	6.700%	12/15/2033	950	1,014
Verizon Global Funding Corp.	7.750%	12/1/2030	4,100	5,278
Verizon Maryland, Inc.	5.125%	6/15/2033	500	470
Verizon New York, Inc.	7.375%	4/1/2032	650	768
Vodafone AirTouch PLC	7.875%	2/15/2030	1,500	2,011
Vodafone Group PLC	4.625%	7/15/2018	1,500	1,465
Vodafone Group PLC	6.250%	11/30/2032	200	229

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Consumer Cyclical (3.3%)
Chrysler Corp.	7.450%	3/1/2027	$1,550	$1,740
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	3,325	4,186
Federated Department Stores, Inc.	6.790%	7/15/2027	800	901
Federated Department Stores, Inc.	7.000%	2/15/2028	600	696
Federated Department Stores, Inc.	6.900%	4/1/2029	250	289
Ford Motor Co.	6.625%	10/1/2028	6,125	4,716
Ford Motor Co.	6.375%	2/1/2029	2,100	1,586
Ford Motor Co.	7.450%	7/16/2031	6,950	5,769
Ford Motor Co.	8.900%	1/15/2032	1,750	1,553
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (2)	1,000	1,015
Kohl's Corp.	6.000%	1/15/2033	400	438
Limited Brands Inc.	6.950%	3/1/2033	250	261
Lowe's Cos., Inc.	6.875%	2/15/2028	550	685
Lowe's Cos., Inc.	6.500%	3/15/2029	800	954
May Department Stores Co.	9.750%	2/15/2021 (1)	32	41
May Department Stores Co.	6.650%	7/15/2024	1,450	1,601
May Department Stores Co.	6.700%	7/15/2034	550	620
Nordstrom, Inc.	6.950%	3/15/2028	300	349
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,224
Pulte Homes, Inc.	6.000%	2/15/2035	400	392
Target Corp.	7.000%	7/15/2031	550	711
Target Corp.	6.350%	11/1/2032	1,900	2,275
The Walt Disney Co.	7.000%	3/1/2032	2,100	2,550
Time Warner, Inc.	9.150%	2/1/2023	1,980	2,712
Time Warner, Inc.	7.570%	2/1/2024	500	601
Time Warner, Inc.	6.625%	5/15/2029	1,825	2,040
Time Warner, Inc.	7.625%	4/15/2031	6,335	7,887
Time Warner, Inc.	7.700%	5/1/2032	1,640	2,065
Viacom International Inc.	4.625%	5/15/2018	150	136
Viacom International Inc.	7.875%	7/30/2030	2,415	2,849
Viacom International Inc.	5.500%	5/15/2033	500	455
Wal-Mart Stores, Inc.	7.550%	2/15/2030	2,400	3,281
Consumer Noncyclical (4.1%)
Albertson's, Inc.	7.450%	8/1/2029	1,000	1,142
Albertson's, Inc.	8.000%	5/1/2031	1,300	1,575
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	657
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,625	3,325
Anheuser-Busch Cos., Inc.	5.950%	1/15/2033	650	744
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,316
Archer-Daniels-Midland Co.	7.500%	3/15/2027	350	452
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,375	2,998
Bristol-Myers Squibb Co.	7.150%	6/15/2023	1,350	1,696
Bristol-Myers Squibb Co.	6.800%	11/15/2026	239	292
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	249
C.R. Bard, Inc.	6.700%	12/1/2026	500	581
Cardinal Health, Inc.	4.000%	6/15/2015	200	185
CIGNA Corp.	7.875%	5/15/2027	700	905
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	2,000	2,745
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	500	662

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	$300	$369
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	1,600	1,962
Coca-Cola Enterprises Inc.	6.750%	9/15/2028	1,750	2,109
Conagra, Inc.	9.750%	3/1/2021	750	1,077
Conagra, Inc.	7.125%	10/1/2026	1,400	1,690
Conagra, Inc.	8.250%	9/15/2030	950	1,302
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,286
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	950	1,017
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,000	1,327
H.J. Heinz Co.	6.750%	3/15/2032 (3)	925	1,146
Johnson & Johnson	4.950%	5/15/2033	1,750	1,803
Kellogg Co.	7.450%	4/1/2031	2,000	2,644
Kraft Foods, Inc.	6.500%	11/1/2031	2,150	2,526
Kroger Co.	7.700%	6/1/2029	375	458
Kroger Co.	8.000%	9/15/2029	1,425	1,796
Kroger Co.	7.500%	4/1/2031	450	543
Merck & Co.	6.300%	1/1/2026	500	569
Merck & Co.	6.400%	3/1/2028	1,075	1,248
Merck & Co.	5.950%	12/1/2028	550	612
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	1,500	1,903
PepsiAmericas Inc.	5.000%	5/15/2017	750	766
Pharmacia Corp.	6.500%	12/1/2018 (3)	750	876
Pharmacia Corp.	6.600%	12/1/2028 (3)	1,500	1,833
Philip Morris Cos., Inc.	7.750%	1/15/2027	1,425	1,712
Procter & Gamble Co.	5.800%	8/15/2034	2,525	2,844
Procter & Gamble Co. ESOP	9.360%	1/1/2021 (1)	2,505	3,377
Safeway, Inc.	7.250%	2/1/2031	731	844
Sara Lee Corp.	6.125%	11/1/2032	500	527
Schering-Plough Corp.	6.750%	12/1/2033 (3)	1,525	1,849
Unilever Capital Corp.	5.900%	11/15/2032	2,925	3,342
Wellpoint Inc.	5.950%	12/15/2034	1,250	1,366
Wyeth	6.450%	2/1/2024	1,225	1,404
Wyeth	6.500%	2/1/2034	1,325	1,548
Energy (3.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,250	1,581
Amerada Hess Corp.	7.875%	10/1/2029	3,675	4,653
Anadarko Finance Co.	7.500%	5/1/2031	1,775	2,254
Apache Finance Canada	7.750%	12/15/2029	650	899
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,246
Burlington Resources, Inc.	7.200%	8/15/2031	300	372
Burlington Resources, Inc.	7.400%	12/1/2031	1,675	2,126
Canadian Natural Resources	7.200%	1/15/2032	600	735
Canadian Natural Resources	5.850%	2/1/2035	1,050	1,086
Conoco, Inc.	6.950%	4/15/2029	2,150	2,700
Devon Energy Corp.	7.950%	4/15/2032	250	329
Devon Financing Corp.	7.875%	9/30/2031	3,000	3,920
Encana Corp.	6.500%	8/15/2034	1,725	1,998
Husky Energy Inc.	6.150%	6/15/2019	510	555
Lasmo Inc.	7.300%	11/15/2027	600	783
Marathon Oil Corp.	6.800%	3/15/2032	1,000	1,172

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Nexen, Inc.	7.875%	3/15/2032	$300	$386
Nexen, Inc.	5.875%	3/10/2035	1,650	1,664
Norsk Hydro	7.250%	9/23/2027	1,600	2,068
Norsk Hydro	7.150%	1/15/2029	1,000	1,288
Occidental Petroleum	7.200%	4/1/2028	1,400	1,761
Petro-Canada	7.875%	6/15/2026	150	195
Petro-Canada	7.000%	11/15/2028	250	298
Petro-Canada	5.350%	7/15/2033	1,650	1,578
Petro-Canada	5.950%	5/15/2035	1,350	1,405
Pioneer Natural Resources Co.	5.875%	7/15/2016	950	956
Pioneer Natural Resources Co.	7.200%	1/15/2028	250	269
Suncor Energy, Inc.	7.150%	2/1/2032	800	1,028
Suncor Energy, Inc.	5.950%	12/1/2034	500	559
Talisman Energy, Inc.	7.250%	10/15/2027	450	546
Tosco Corp.	7.800%	1/1/2027	350	466
Tosco Corp.	8.125%	2/15/2030	5,000	7,050
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	900	1,177
Union Oil Co. of California	7.500%	2/15/2029	500	674
Valero Energy Corp.	7.500%	4/15/2032	1,000	1,234
XTO Energy, Inc.	5.300%	6/30/2015	875	889
Technology (0.8%)
Affiliated Computer Services	5.200%	6/1/2015	350	348
Electronic Data Systems Global	7.450%	10/15/2029	500	536
First Data Corp.	4.950%	6/15/2015	750	760
International Business Machines Corp.	7.000%	10/30/2025	750	930
International Business Machines Corp.	6.220%	8/1/2027	3,200	3,688
International Business Machines Corp.	6.500%	1/15/2028	1,800	2,137
International Business Machines Corp.	5.875%	11/29/2032	400	445
International Business Machines Corp.	7.125%	12/1/2096	400	516
Motorola, Inc.	7.500%	5/15/2025	900	1,102
Motorola, Inc.	6.500%	9/1/2025	625	695
Motorola, Inc.	6.500%	11/15/2028	1,150	1,282
Pitney Bowes, Inc.	4.750%	5/15/2018	1,000	997
Science Applications International Corp.	5.500%	7/1/2033	500	519
Transportation (1.5%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	246
Burlington Northern Santa Fe Corp.	7.950%	8/15/2030	1,300	1,788
Canadian National Railway Co.	6.800%	7/15/2018	1,025	1,216
Canadian National Railway Co.	6.250%	8/1/2034	400	470
Canadian Pacific Rail	7.125%	10/15/2031	1,325	1,692
CNF, Inc.	6.700%	5/1/2034	700	781
Continental Airlines Enhanced
Equipment Trust Certificates	6.648%	9/15/2017 (1)	2,669	2,609
Continental Airlines Enhanced
Equipment Trust Certificates	6.900%	1/2/2018 (1)	284	282
Continental Airlines Enhanced
Equipment Trust Certificates	6.545%	2/2/2019 (1)	412	409
CSX Corp.	7.900%	5/1/2017	1,000	1,263
Federal Express Corp.	7.600%	7/1/2097	1,000	1,295
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,998

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Norfolk Southern Corp.	9.750%	6/15/2020	$411	$606
Norfolk Southern Corp.	5.590%	5/17/2025	716	746
Norfolk Southern Corp.	7.800%	5/15/2027	27	36
Norfolk Southern Corp.	5.640%	5/17/2029	698	731
Norfolk Southern Corp.	7.250%	2/15/2031	509	651
Norfolk Southern Corp.	7.050%	5/1/2037	1,650	2,063
Norfolk Southern Corp.	7.900%	5/15/2097	100	139
Northwest Airlines, Inc.
Pass-Through Certificates	6.841%	4/1/2011	975	921
Southwest Airlines Co.	5.125%	3/1/2017	650	637
Union Pacific Corp.	7.000%	2/1/2016	550	640
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,244
Union Pacific Corp.	6.625%	2/1/2029	900	1,056
United Parcel Service of America	8.375%	4/1/2020	500	684
United Parcel Service of America	8.375%	4/1/2030	500	736
Other (0.0%)
Rockwell International Corp.	6.700%	1/15/2028	300	373

				394,092

Utilities (4.0%)
Electric (3.3%)
AEP Texas Central Co.	6.650%	2/15/2033	1,300	1,529
Alabama Power Co.	5.500%	10/15/2017	2,000	2,153
AmerenEnergy Generating	7.950%	6/1/2032	1,750	2,360
American Electric Power Co., Inc.	5.250%	6/1/2015	500	516
CenterPoint Energy Houston	5.750%	1/15/2014	500	535
CenterPoint Energy Houston	6.950%	3/15/2033	375	468
Cleveland Electric Illumination Co.	7.880%	11/1/2017	250	316
Commonwealth Edison Co.	5.875%	2/1/2033	250	284
Consolidated Edison, Inc.	5.300%	3/1/2035	775	797
Constellation Energy Group, Inc.	4.550%	6/15/2015	500	485
Constellation Energy Group, Inc.	7.600%	4/1/2032	1,500	1,905
Consumers Energy Co.	5.500%	8/15/2016	1,125	1,171
Consumers Energy Co.	5.650%	4/15/2020	400	419
Dominion Resources, Inc.	6.750%	12/15/2032	1,000	1,146
Dominion Resources, Inc.	6.300%	3/15/2033	1,650	1,789
Dominion Resources, Inc. PUT	5.250%	8/1/2015	250	254
DTE Energy Co.	6.375%	4/15/2033	500	551
Duke Capital Corp.	6.750%	2/15/2032	575	647
Duke Energy Corp.	5.300%	10/1/2015	700	737
Duke Energy Corp.	6.000%	12/1/2028	400	428
Duke Energy Corp.	6.450%	10/15/2032	1,200	1,367
El Paso Electric Co.	6.000%	5/15/2035	725	762
Exelon Corp.	5.625%	6/15/2035	600	607
FirstEnergy Corp.	7.375%	11/15/2031	3,175	3,879
Florida Power & Light Co.	5.950%	10/1/2033	350	399
Florida Power & Light Co.	5.625%	4/1/2034	799	873
Florida Power & Light Co.	4.950%	6/1/2035	775	767
Jersey Central Power & Light	5.625%	5/1/2016	675	721
MidAmerican Energy Co.	6.750%	12/30/2031	1,550	1,916
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	300	400

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
National Rural Utilities
Cooperative Finance Corp.	8.000%	3/1/2032	$1,900	$2,647
Oncor Electric Delivery Co.	7.000%	9/1/2022	1,350	1,579
Oncor Electric Delivery Co.	7.000%	5/1/2032	900	1,093
Oncor Electric Delivery Co.	7.250%	1/15/2033	525	649
Pacific Gas & Electric Co.	6.050%	3/1/2034	5,200	5,760
PacifiCorp	7.700%	11/15/2031	400	538
PacifiCorp	5.250%	6/15/2035	1,150	1,148
Pepco Holdings, Inc.	7.450%	8/15/2032	300	371
Progress Energy, Inc.	7.750%	3/1/2031	1,150	1,439
Progress Energy, Inc.	7.000%	10/30/2031	800	923
PSEG Power Corp.	8.625%	4/15/2031	1,400	1,946
Puget Sound Energy Inc.	5.483%	6/1/2035	825	846
South Carolina Electric & Gas Co.	6.625%	2/1/2032	800	991
South Carolina Electric & Gas Co.	5.300%	5/15/2033	550	573
Southern California Edison Co.	5.000%	1/15/2016	925	948
Southern California Edison Co.	6.650%	4/1/2029	250	293
Southern California Edison Co.	6.000%	1/15/2034	1,125	1,259
Southern California Edison Co.	5.750%	4/1/2035	400	436
Southern California Edison Co.	5.350%	7/15/2035	950	970
United Utilities PLC	5.375%	2/1/2019	1,000	1,007
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	484
Natural Gas (0.7%)
Columbia Energy Group	7.620%	11/28/2025	400	415
Duke Energy Field Services	8.125%	8/16/2030	500	668
Enbridge Energy Partners	4.900%	3/1/2015	300	300
Enterprise Products Operating LP	6.875%	3/1/2033	850	956
Enterprise Products Operating LP	6.650%	10/15/2034	825	910
KeySpan Corp.	8.000%	11/15/2030	650	903
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	500	639
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,000	1,217
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	550	557
KN Energy, Inc.	7.250%	3/1/2028	1,250	1,492
Oneok Inc.	6.000%	6/15/2035	625	646
San Diego Gas & Electric	5.350%	5/15/2035	825	861
Southern Union Co.	7.600%	2/1/2024	500	597
Texas Gas Transmission	4.600%	6/1/2015	500	492
TGT Pipeline, LLC	5.500%	2/1/2017 (2)	175	178
Trans-Canada Pipelines	4.000%	6/15/2013	800	766
Trans-Canada Pipelines	5.600%	3/31/2034	925	992

				68,670

TOTAL CORPORATE BONDS
(Cost $565,379)				615,410

SOVEREIGN BONDS (U.S. Dollar-Denominated) (4.9%)

Asian Development Bank	5.593%	7/16/2018	2,200	2,469
Development Bank of Japan	4.250%	6/9/2015	1,025	1,018
Inter-American Development Bank	7.000%	6/15/2025	750	982
International Bank for Reconstruction & Development	7.625%	1/19/2023	1,807	2,510
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,000	1,573

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
International Bank for Reconstruction & Development	4.750%	2/15/2035	$1,000	$1,048
Korea Electric Power PUT	7.000%	2/1/2027	750	907
Pemex Project Funding Master Trust	7.375%	12/15/2014	900	1,004
Pemex Project Funding Master Trust	5.750%	12/15/2015 (2)	1,425	1,411
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	2,500	3,044
Pemex Project Funding Master Trust	6.625%	6/15/2035 (2)	1,000	969
Province of British Columbia	6.500%	1/15/2026	1,500	1,866
Province of Manitoba	9.250%	4/1/2020	1,500	2,223
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,910
Province of Quebec	4.875%	5/5/2014	500	518
Province of Quebec	7.500%	7/15/2023	600	806
Province of Quebec	7.125%	2/9/2024	3,800	4,954
Province of Quebec	7.500%	9/15/2029	2,000	2,795
Province of Saskatchewan	7.375%	7/15/2013	600	730
Quebec Hydro Electric	7.500%	4/1/2016	4,525	5,626
Quebec Hydro Electric	9.400%	2/1/2021	480	728
Quebec Hydro Electric	8.400%	1/15/2022	775	1,098
Quebec Hydro Electric	8.050%	7/7/2024	750	1,059
Region of Lombardy	5.804%	10/25/2032	2,375	2,750
Republic of Italy	6.875%	9/27/2023	5,600	7,069
Republic of Italy	5.375%	6/15/2033	3,100	3,366
Republic of South Africa	8.500%	6/23/2017	900	1,159
United Mexican States	11.375%	9/15/2016	1,250	1,852
United Mexican States	8.125%	12/30/2019	7,975	9,698
United Mexican States	8.000%	9/24/2022	4,000	4,848
United Mexican States	8.300%	8/15/2031	6,650	8,180
United Mexican States	7.500%	4/8/2033	1,000	1,142
United Mexican States	6.750%	9/27/2034	3,325	3,488

TOTAL SOVEREIGN BONDS
(Cost $77,484)				84,800

TAXABLE MUNICIPAL BONDS (1.4%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,225	1,262
Illinois (Taxable Pension) GO	5.100%	6/1/2033	13,650	14,177
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/2034	500	546
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	1,250	1,671
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	600	594
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	666
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	2,133
Oregon School Board Assn.	5.528%	6/30/2028	1,500	1,635
Wisconsin Public Service Rev.	5.700%	5/1/2026	900	1,001

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $21,221)				23,685

	Shares	Market Value (000)
TEMPORARY CASH INVESTMENT (0.6%)

Vanguard Market Liquidity Fund, 3.139%**
(Cost $10,670)	10,670,368	$10,670

TOTAL INVESTMENTS (98.9%)
(Cost $1,546,766)		1,695,513

OTHER ASSETS AND LIABILITIES (1.1%)

Other Assets--Note B		45,870
Liabilities		(26,975)

		18,895

NET ASSETS (100%)

Applicable to 138,628,913 outstanding $.001
par value shares of beneficial interest (unlimited authorization)		$1,714,408

NET ASSET VALUE PER SHARE		$12.37

^See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $14,462,000, representing 0.8% of net assets.
(3) Adjustable-rate note. GO—General Obligation Bond. PUT—Put Option Obligation.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$1,570,448	$11.33
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(4,787)	(.03)
Unrealized Appreciation	148,747	1.07

NET ASSETS	$1,714,408	$12.37

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Total Bond Market Index Fund	Short-Term Bond Index Fund	Intermediate- Term Bond Index Fund	Long-Term Bond Index Fund
	Six Months Ended June 30, 2005
	(000)	(000)	(000)	(000)
INVESTMENT INCOME
Income
Interest	$691,094	$91,287	$121,045	$38,772
Security Lending	159	33	93	12

Total Income	691,253	91,320	121,138	38,784

Expenses
The Vanguard Group--Note B
Investment Advisory Services	1,714	301	275	80
Management and Administrative
Investor Shares	16,658	2,693	2,685	1,095
Admiral Shares	1,078	592	539	—
Institutional Shares	1,520	—	—	—
Marketing and Distribution
Investor Shares	1,784	357	301	108
Admiral Shares	228	137	109	—
Institutional Shares	711	—	—	—
Custodian Fees	203	4	—	3
Shareholders' Reports
Investor Shares	307	47	59	31
Admiral Shares	2	1	1	—
Institutional Shares	20	—	—	—
Trustees' Fees and Expenses	27	4	4	1

Total Expenses	24,252	4,136	3,973	1,318
Expenses Paid Indirectly--Note C	(181)	—	—-	—

Net Expenses	24,071	4,136	3,973	1,318

NET INVESTMENT INCOME	667,182	87,184	117,165	37,466

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(33,957)	(20,366)	2,649	(1,335)
Swap Contracts	5,563	—	—	—

REALIZED NET GAIN (LOSS)	(28,394)	(20,366)	2,649	(1,335)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	134,036	(15,299)	24,140	71,466
Swap Contracts	4,631	—	—	—

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	138,667	(15,299)	24,140	71,466

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$777,455	$51,519	$143,954	$107,597

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income approximate the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Total Bond Market Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$667,182	$1,179,069
Realized Net Gain (Loss)	(28,394)	48,451
Change in Unrealized Appreciation (Depreciation)	138,667	(91,682)

Net Increase (Decrease) in Net Assets Resulting from Operations	777,455	1,135,838

Distributions
Net Investment Income
Investor Shares	(438,927)	(781,632)
Admiral Shares	(60,069)	(99,647)
Institutional Shares	(173,435)	(312,425)
Realized Capital Gain
Investor Shares	(3,964)	(36,917)
Admiral Shares	(520)	(4,640)
Institutional Shares	(1,529)	(14,562)

Total Distributions	(678,444)	(1,249,823)

Capital Share Transactions--Note G
Investor Shares	1,653,170	2,520,058
Admiral Shares	532,153	419,307
Institutional Shares	826,000	883,242

Net Increase (Decrease) from Capital Share Transactions	3,011,323	3,822,607

Total Increase (Decrease)	3,110,334	3,708,622

Net Assets
Beginning of Period	29,425,081	25,716,459

End of Period	$32,535,415	$29,425,081

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Short-Term Bond Index Fund		Intermediate-Term Bond Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$87,184	$142,091	$117,165	$190,920
Realized Net Gain (Loss)	(20,366)	519	2,649	22,101
Change in Unrealized Appreciation (Depreciation)	(15,299)	(62,719)	24,140	(13,666)

Net Increase (Decrease) in Net Assets
Resulting from Operations	51,519	79,891	143,954	199,355

Distributions
Net Investment Income
Investor Shares	(61,661)	(101,329)	(85,706)	(146,254)
Admiral Shares	(25,523)	(40,762)	(31,459)	(44,666)
Institutional Shares	—	—	—	—
Realized Capital Gain*
Investor Shares	—	(2,976)	(3,866)	(14,887)
Admiral Shares	—	(1,165)	(1,338)	(4,644)
Institutional Shares	—	—	—	—

Total Distributions	(87,184)	(146,232)	(122,369)	(210,451)

Capital Share Transactions--Note G
Investor Shares	(125,580)	801,937	266,784	759,606
Admiral Shares	285,634	311,142	537,272	374,958
Institutional Shares	—	—	—	—

Net Increase (Decrease) from
Capital Share Transactions	160,054	1,113,079	804,056	1,134,564

Total Increase (Decrease)	124,389	1,046,738	825,641	1,123,468

Net Assets
Beginning of Period	5,264,263	4,217,525	4,627,967	3,504,499

End of Period	$5,388,652	$5,264,263	$5,453,608	$4,627,967

*Includes fiscal 2005 and 2004 short-term gain distributions by the Intermediate-Term Bond Index Fund totaling $1,892,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

	Long-Term Bond Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$37,466	$58,812
Realized Net Gain (Loss)	(1,335)	(3,452)
Change in Unrealized Appreciation (Depreciation)	71,466	34,205

Net Increase (Decrease) in Net Assets Resulting from Operations	107,597	89,565

Distributions
Net Investment Income
Investor Shares	(37,466)	(58,812)
Admiral Shares	—	—
Institutional Shares	—	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—

Total Distributions	(37,466)	(58,812)

Capital Share Transactions--Note G
Investor Shares	334,544	327,574
Admiral Shares	—	—
Institutional Shares	—	—

Net Increase (Decrease) from Capital Share Transactions	334,544	327,574

Total Increase (Decrease)	404,675	358,327

Net Assets
Beginning of Period	1,309,733	951,406

End of Period	$1,714,408	$1,309,733

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Total Bond Market Index Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.27	$10.31	$10.38	$10.15	$9.96	$9.56
Investment Operations
Net Investment Income	.220	.441	.465	.572	.632	.648
Net Realized and Unrealized Gain (Loss) on Investments .034	(.014)	(.060)	.239	.190	.400

Total from Investment Operations	.254	.427	.405	.811	.822	1.048
Distributions
Dividends from Net Investment Income	(.222)	(.446)	(.475)	(.570)	(.632)	(.648)
Distributions from Realized Capital Gains	(.002)	(.021)	—	(.011)	—	—

Total Distributions	(.224)	(.467)	(.475)	(.581)	(.632)	(.648)

Net Asset Value, End of Period	$10.30	$10.27	$10.31	$10.38	$10.15	$9.96

Total Return*	2.51%	4.24%	3.97%	8.26%	8.43%	11.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,196	$19,479	$17,032	$16,676	$14,116	$11,180
Ratio of Total Expenses to Average Net Assets	0.20%**	0.20%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	4.34%**	4.29%	4.46%	5.63%	6.21%	6.72%
Portfolio Turnover Rate†‡	59%**	59%	89%	90%	82%	84%

 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
‡The portfolio turnover rates excluding paydowns on mortgage-backed securities were 51%, 44%, 66%, 75%, 67%, and 53%.

Total Bond Market Index Fund Admiral Shares
	Six Months Ended June 30,	Year Ended December 31,			Nov. 12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.27	$10.31	$10.38	$10.15	$10.44
Investment Operations
Net Investment Income	.224	.450	.472	.578	.082
Net Realized and Unrealized Gain (Loss) on Investments	.034	(.014)	(.060)	.239	(.290)

Total from Investment Operations	.258	.436	.412	.817	(.208)

Distributions
Dividends from Net Investment Income	(.226)	(.455)	(.482)	(.576)	(.082)

Distributions from Realized Capital Gains	(.002)	(.021)	—	(.011)	—

Total Distributions	(.228)	(.476)	(.482)	(.587)	(.082)

Net Asset Value, End of Period	$10.30	$10.27	$10.31	$10.38	$10.15

Total Return	2.55%	4.33%	4.04%	8.32%	-2.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,045	$2,502	$2,092	$1,805	$866
Ratio of Total Expenses to Average Net Assets	0.11%**	0.11%	0.15%	0.17%	0.17%**
Ratio of Net Investment Income to Average Net Assets	4.43%**	4.38%	4.52%	5.66%	5.97%**
Portfolio Turnover Rate†‡	59%**	59%	89%	90%	82%

*Inception.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
‡The portfolio turnover rates excluding paydowns on mortgage-backed securities were 51%, 44%, 66%, 75%, and 67%.

FINANCIAL HIGHLIGHTS (CONTINUED)

Total Bond Market Index Fund Institutional Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.27	$10.31	$10.38	$10.15	$ 9.96	$9.56
Investment Operations
Net Investment Income	.226	.453	.477	.585	.644	.659
Net Realized and Unrealized Gain (Loss) on Investments	.034	(.014)	(.060)	.239	.190	.400

Total from Investment Operations	.260	.439	.417	.824	.834	1.059

Distributions
Dividends from Net Investment Income	(.228)	(.458)	(.487)	(.583)	(.644)	(.659)
Distributions from Realized Capital Gains	(.002)	(.021)	—	(.011)	—	—
Total Distributions	(.230)	(.479)	(.487)	(.594)	(.644)	(.659)
Net Asset Value, End of Period	$10.30	$10.27	$10.31	$10.38	$10.15	$9.96

Total Return	2.57%	4.36%	4.10%	8.39%	8.56%	11.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,294	$7,444	$6,593	$6,525	$6,778	$4,570
Ratio of Total Expenses to Average Net Assets	0.07%*	0.08%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.47%*	4.41%	4.60%	5.77%	6.32%	6.84%
Portfolio Turnover Rate**†	59%*	59%	89%	90%	82%	84%

*Annualized.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
†The portfolio turnover rates excluding paydowns on mortgage-backed securities were 51%, 44%, 66%, 75%, 67%, and 53%.

Short-Term Bond Index Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.14	$10.28	$10.32	$10.19	$ 9.96	$9.73
Investment Operations
Net Investment Income	.165	.303	.329	.452	.568	.601
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	(.131)	.015	.152	.299	.230

Total from Investment Operations	.095	.172	.344	.604	.867	.831

Distributions
Dividends from Net Investment Income	(.165)	(.303)	(.329)	(.452)	(.568)	(.601)
Distributions from Realized Capital Gains	—	(.009)	(.055)	(.022)	(.069)	—

Total Distributions	(.165)	(.312)	(.384)	(.474)	(.637)	(.601)
Net Asset Value, End of Period	$10.07	$10.14	$10.28	$10.32	$10.19	$9.96

Total Return*	0.95%	1.70%	3.37%	6.10%	8.88%	8.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,644	$3,795	$3,041	$2,553	$1,680	$1,287
Ratio of Total Expenses to Average Net Assets	0.18%**	0.18%	0.20%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to
Average Net Assets	3.32%**	2.97%	3.17%	4.37%	5.45%	6.16%
Portfolio Turnover Rate	103%**	92%	111%	139%	156%	74%

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Annualized.

Short-Term Bond Index Fund Admiral Shares
	Six Months Ended June 30,	Year Ended December 31,			Nov. 12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.14	$10.28	$10.32	$10.19	$10.44
Investment Operations
Net Investment Income	.169	.310	.334	.457	.069
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	(.131)	.015	.152	(.181)

Total from Investment Operations	.099	.179	.349	.609	(.112)

Distributions
Dividends from Net Investment Income	(.169)	(.310)	(.334)	(.457)	(.069)
Distributions from Realized Capital Gains	—	(.009)	(.055)	(.022)	(.069)

Total Distributions	(.169)	(.319)	(.389)	(.479)	(.138)

Net Asset Value, End of Period	$10.07	$10.14	$10.28	$10.32	$10.19

Total Return	0.99%	1.77%	3.43%	6.15%	-1.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,745	$1,469	$1,177	$773	$273
Ratio of Total Expenses to Average Net Assets	0.11%**	0.10%	0.15%	0.16%	0.17%**
Ratio of Net Investment Income to Average Net Assets	3.39%**	3.05%	3.21%	4.37%	5.01%**
Portfolio Turnover Rate	103%**	92%	111%	139%	156%

*Inception.
**Annualized.

Intermediate-Term Bond Index Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.68	$10.69	$10.75	$10.28	$10.02	$ 9.51
Investment Operations
Net Investment Income	.246	.506	.532	.597	.651	.654
Net Realized and Unrealized Gain (Loss) on Investments	.041	.038	.064	.478	.260	.510

Total from Investment Operations	.287	.544	.596	1.075	.911	1.164

Distributions
Dividends from Net Investment Income	(.246)	(.506)	(.532)	(.597)	(.651)	(.654)
Distributions from Realized Capital Gains	(.011)	(.048)	(.124)	(.008)	—	—

Total Distributions	(.257)	(.554)	(.656)	(.605)	(.651)	(.654)

Net Asset Value, End of Period	$10.71	$10.68	$10.69	$10.75	$10.28	$10.02

Total Return*	2.74%	5.22%	5.65%	10.85%	9.28%	12.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,780	$3,501	$2,749	$2,415	$2,096	$1,642
Ratio of Total Expenses to Average Net Assets	0.18%**	0.18%	0.20%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	4.69%**	4.75%	4.91%	5.75%	6.33%	6.83%
Portfolio Turnover Rate	80%**	84%	98%	141%	135%	81%

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Intermediate-Term Bond Index Fund Admiral Shares
	Six Months Ended June 30,	Year Ended December 31,			Nov. 12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.68	$10.69	$10.75	$10.28	$10.65
Investment Operations
Net Investment Income	.250	.514	.538	.602	.085
Net Realized and Unrealized Gain (Loss) on Investments	.041	.038	.064	.478	(.370)

Total from Investment Operations	.291	.552	.602	1.080	(.285)

Distributions
Dividends from Net Investment Income	(.250)	(.514)	(.538)	(.602)	(.085)
Distributions from Realized Capital Gains	(.011)	(.048)	(.124)	(.008)	—

Total Distributions	(.261)	(.562)	(.662)	(.610)	(.085)

Net Asset Value, End of Period	$10.71	$10.68	$10.69	$10.75	$10.28

Total Return	2.78%	5.30%	5.70%	10.91%	-2.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,674	$1,127	$756	$662	$348
Ratio of Total Expenses to Average Net Assets	0.11%**	0.11%	0.15%	0.16%	0.17%**
Ratio of Net Investment Income to Average Net Assets	4.76%**	4.82%	4.96%	5.78%	6.17%**
Portfolio Turnover Rate	80%**	84%	98%	141%	135%

*Inception.
**Annualized.

Long-Term Bond Index Fund
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.82	$11.50	$11.67	$10.83	$10.66	$ 9.77
Investment Operations
Net Investment Income	.301	.617	.627	.658	.683	.679
Net Realized and Unrealized Gain (Loss) on Investments	.550	.320	.004	.840	.170	.890

Total from Investment Operations	.851	.937	.631	1.498	.853	1.569

Distributions
Dividends from Net Investment Income	(.301)	(.617)	(.627)	(.658)	(.683)	(.679)
Distributions from Realized Capital Gains	—	—	(.174)	—	—	—

Total Distributions	(.301)	(.617)	(.801)	(.658)	(.683)	(.679)

Net Asset Value, End of Period	$12.37	$11.82	$11.50	$11.67	$10.83	$10.66

Total Return*	7.30%	8.40%	5.50%	14.35%	8.17%	16.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,714	$1,310	$951	$794	$542	$417
Ratio of Total Expenses to Average Net Assets	0.18%**	0.18%	0.20%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	5.07%**	5.34%	5.34%	5.92%	6.30%	6.71%
Portfolio Turnover Rate	59%**	62%	76%	141%	107%	56%

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index, Short-Term Bond Index, Intermediate-Term Bond Index, and Long-Term Bond Index Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds’ investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

The Total Bond Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Short-Term Bond Index and Intermediate-Term Bond Index Funds each offer two classes of shares: Investor Shares and Admiral Shares. The Long-Term Bond Index Fund offers only Investor Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.Mortgage-Dollar-Rolls: The Total Bond Market Index Fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased on the Statement of Net Assets. The primary risk associated with mortgage-dollar-rolls is that a counterparty will default on its obligations to deliver purchased securities.

3.Swap Contracts: The Total Bond Market Index Fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counter-party a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6.Security Lending: The funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization
Total Bond Market	$4,032	0.01%	4.03%
Short-Term Bond	673	0.01	0.67
Intermediate-Term Bond	673	0.01	0.67
Long-Term Bond	204	0.01	0.20

The funds’ trustees and officers are also directors and officers of Vanguard.

C. The funds’ custodian bank has agreed to reduce its fees when the funds maintain cash on deposit in the non-interest-bearing custody accounts. For the six months ended June 30, 2005, custodian fee offset arrangements reduced the Total Bond Market Index Fund’s expenses by $181,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the Total Bond Market Index Fund’s total return swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $5,249,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At June 30, 2005, the fund had $2,004,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the following funds had tax-basis capital losses available to offset future net capital gains:

	Capital Losses
Index Fund	Amount (000)	Expiration: Fiscal Year Ending December 31,
Short-Term Bond	$1,712	2013
Long-Term Bond	3,199	2012

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2005, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Index Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Total Bond Market	$881,651	$(164,267)	$717,384
Short-Term Bond	9,422	(41,534)	(32,112)
Intermediate-Term Bond	149,143	(11,177)	137,966
Long-Term Bond	150,287	(1,540)	148,747

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At June 30, 2005, the Total Bond Market Index Fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)
Commercial Mortgage-Backed Securities Index
7/1/2005	UBS	$70,000	2.97%	$1,751
7/31/2005	LEH	70,000	3.14	586
8/31/2005	BA	70,000	3.27	1,265
9/30/2005	UBS	75,000	2.99	1,872
10/31/2005	BA	114,000	3.16	1,312
11/30/2005	BA	75,000	3.09	232
12/31/2005	BA	75,000	3.09	232
Federal Home Loan Mortgage Corp., 4.50% 15-Year
7/1/2005	UBS	25,000	3.14	308
Federal Home Loan Mortgage Corp., 5.00% 30-Year
9/30/2005	UBS	60,000	2.59	—
Federal Home Loan Mortgage Corp., 5.50% 30-Year
7/31/2005	UBS	90,000	3.04	331
8/31/2005	UBS	140,000	3.02	121
Federal National Mortgage Assn., 4.50% 15-Year
8/31/2005	UBS	50,000	3.07	60
Federal National Mortgage Assn., 5.00% 15-Year
7/1/2005	UBS	30,000	3.09	396
Federal National Mortgage Assn., 5.00% 30-Year
7/31/2005	UBS	60,000	2.79	699
Federal National Mortgage Assn., 5.50% 30-Year
9/30/2005	UBS	60,000	3.19	—
Federal National Mortgage Assn., 6.00% 30-Year
7/1/2005	UBS	25,000	3.14	97
7/31/2005	UBS	25,000	3.09	(8)

				$9,254

*BA—Bank of America. LEH—Lehman Brothers Special Financing Inc. UBS—UBS Warburg. **Based on one-month London InterBank Offered Rate (LIBOR).

E. During the six months ended June 30, 2005, purchases and sales of investment securities other than temporary cash investments were:

	U.S. Government Securities (000)		Other Investment Securities (000)
Index Fund	Purchases	Sales	Purchases	Sales
Total Bond Market	$6,620,288	$5,624,043	$4,906,479	$3,222,636
Short-Term Bond	2,143,053	1,889,406	724,638	791,823
Intermediate-Term Bond	1,860,620	1,455,332	925,550	521,431
Long-Term Bond	499,409	332,440	256,801	101,513

F. The market value of securities on loan to broker/dealers at June 30, 2005, and collateral received with respect to such loans, were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received
Total Bond Market	$67,218	$69,096
Short-Term Bond	2,877	2,959
Intermediate-Term Bond	58,839	59,896

G. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Total Bond Market
Investor Shares
Issued	$3,039,327	297,100	$5,035,391	489,881
Issued in Lieu of Cash Distributions	422,041	41,248	774,737	75,461
Redeemed	(1,808,198)	(176,813)	(3,290,070)	(320,600)

Net Increase (Decrease)---Investor Shares	1,653,170	161,535	2,520,058	244,742

Admiral Shares
Issued	915,634	89,511	1,011,765	98,344
Issued in Lieu of Cash Distributions	49,701	4,857	84,316	8,212
Redeemed	(433,182)	(42,334)	(676,774)	(65,807)

Net Increase (Decrease)---Admiral Shares	532,153	52,034	419,307	40,749

Institutional Shares
Issued	1,276,742	124,664	2,449,185	238,122
Issued in Lieu of Cash Distributions	160,605	15,697	300,025	29,225
Redeemed	(611,347)	(59,803)	(1,865,968)	(181,973)

Net Increase (Decrease)---Institutional Shares	826,000	80,558	883,242	85,374

Short-Term Bond
Investor Shares
Issued	$616,752	61,310	$1,927,359	188,453
Issued in Lieu of Cash Distributions	54,628	5,434	91,239	8,938
Redeemed	(796,960)	(79,244)	(1,216,661)	(119,111)

Net Increase (Decrease)---Investor Shares	(125,580)	(12,500)	801,937	78,280

Admiral Shares
Issued	550,192	54,708	834,222	81,607
Issued in Lieu of Cash Distributions	20,587	2,048	33,822	3,313
Redeemed	(285,145)	(28,372)	(556,902)	(54,592)

Net Increase (Decrease)---Admiral Shares	285,634	28,384	311,142	30,328

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Intermediate-Term Bond
Investor Shares
Issued	$840,215	79,303	$1,413,164	132,300
Issued in Lieu of Cash Distributions	78,186	7,385	139,902	13,117
Redeemed	(651,617)	(61,551)	(793,460)	(74,545)

Net Increase (Decrease)--Investor Shares	266,784	25,137	759,606	70,872

Admiral Shares
Issued	690,625	65,220	594,599	55,562
Issued in Lieu of Cash Distributions	24,708	2,332	35,612	3,339
Redeemed	(178,061)	(16,771)	(255,253)	(24,039)

Net Increase (Decrease)--Admiral Shares	537,272	50,781	374,958	34,862

Long-Term Bond
Issued	$425,203	35,398	$565,781	48,839
Issued in Lieu of Cash Distributions	33,310	2,766	51,013	4,411
Redeemed	(123,969)	(10,370)	(289,220)	(25,162)

Net Increase (Decrease)	334,544	27,794	327,574	28,088

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

      •  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended June 30, 2005
Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Based on Actual Fund Return
Total Bond Market
Investor	$1,000.00	$1,025.05	$1.00
Admiral	1,000.00	1,025. 51	0.55
Institutional	1,000.00	1,025.70	0.35

Short-Term Bond
Investor	$1,000.00	$1,009.53	$0.90
Admiral	1,000.00	1,009.88	0.55

Intermediate-Term Bond
Investor	$1,000.00	$1,027.44	$0.90
Admiral	1,000.00	1,027.80	0.55

Long-Term Bond	$1,000.00	$1,073.01	$0.93

Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor	$1,000.00	$1,023.80	$1.00
Admiral	1,000.00	1,024.25	0.55
Institutional	1,000.00	1,024.45	0.35

Short-Term Bond
Investor	$1,000.00	$1,023.90	$0.90
Admiral	1,000.00	1,024.25	0.55

Intermediate-Term Bond
Investor	$1,000.00	$1,023.90	$0.90
Admiral	1,000.00	1,024.25	0.55

Long-Term Bond	$1,000.00	$1,023.90	$0.90

*These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.20% for Investor Shares, 0.11% for Admiral Shares, 0.07% for Institutional Shares; for the Short-Term Bond Index Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares; for the Intermediate-Term Bond Index Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares; and for the Long-Term Bond Index Fund, 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

      •   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission

ABOUT YOUR FUND’S EXPENSES (CONTINUED)

requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard Bond Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the Vanguard Bond Index Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*

R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
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©2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q842 082005

As of 6/30/2005	VANGUARD® U.S. STOCK INDEX FUNDS EXTENDED MARKET INDEX FUND

The Statement of Net Assets—Investments Summary should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

STATEMENT OF NET ASSETS—INVESTMENTS SUMMARY (UNAUDITED)

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
**Other—Auto & Transportation		$278,225	2.9%

Consumer Discretionary
*Google Inc.	528,047	155,325	1.6%
*Liberty Media Corp.	7,838,451	79,874	0.8%
*Liberty Global Inc. Class A	800,749	37,371	0.5%
*MGM Mirage, Inc.	872,712	34,542	0.4%
*DirecTV Group, Inc.	1,966,614	30,483	0.3%
*IAC/InterActiveCorp	1,179,978	28,378	0.3%
*Sirius Satellite Radio, Inc.	4,051,935	26,257	0.3%
*Amazon.com, Inc.	752,477	24,892	0.3%
*VeriSign, Inc.	807,662	23,228	0.2%
EchoStar Communications Corp. Class A	662,293	19,968	0.2%
*Chico's FAS, Inc.	548,526	18,803	0.2%
Abercrombie & Fitch Co.	265,267	18,224	0.2%
**Other—Consumer Discretionary	1,488,094		15.7%

		1,985,439	21.0%

1

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

Consumer Staples
Kraft Foods Inc.	807,220	$25,678	0.3%
Whole Foods Market, Inc.	199,396	23,589	0.2%
**Other—Consumer Staples	176,142		1.9%

		225,409	2.4%

Financial Services
Genworth Financial Inc.	1,432,034	43,290	0.5%
Legg Mason Inc.	336,582	35,042	0.4%
The Chicago Mercantile Exchange	104,982	31,022	0.3%
General Growth Properties Inc. REIT	727,127	29,878	0.3%
Vornado Realty Trust REIT	322,941	25,964	0.3%
Hudson City Bancorp, Inc.	1,828,848	20,867	0.2%
Popular, Inc.	816,955	20,579	0.2%
Boston Properties, Inc. REIT	285,914	20,014	0.2%
Public Storage, Inc. REIT	315,961	19,985	0.2%
Fidelity National Financial, Inc.	528,964	18,879	0.2%
Avalonbay Communities, Inc. REIT	222,379	17,968	0.2%
Kimco Realty Corp. REIT	304,025	17,910	0.2%
**Other—Financial Services	2,051,231		21.6%

		2,352,629	24.8%

Health Care
*Genentech, Inc.	1,330,471	106,810	1.1%
*Coventry Health Care Inc.	328,394	23,234	0.2%
*Celgene Corp.	507,279	20,682	0.2%
*Sepracor Inc.	320,176	19,214	0.2%
*PacifiCare Health Systems, Inc.	266,878	19,068	0.2%
*Patterson Cos.	421,093	18,983	0.2%
**Other—Health Care		895,286	9.5%

		1,103,277	11.6%

Integrated Oils
Murphy Oil Corp.	502,892	26,266	0.3%
**Other—Integrated Oils		7,860	0.1%

		34,126	0.4%

Other Energy
*Weatherford International Ltd.	423,979	24,582	0.3%
GlobalSantaFe Corp.	583,872	23,822	0.3%
Smith International, Inc.	325,424	20,730	0.2%
Noble Energy, Inc.	266,832	20,186	0.2%
Chesapeake Energy Corp.	831,505	18,958	0.2%
Pioneer Natural Resources Co.	442,106	18,604	0.2%
**Other—Other Energy		460,640	4.8%

		587,522	6.2%

Materials & Processing
Bunge Ltd.	305,088	19,343	0.2%
**Other—Materials & Processing		577,258	6.1%

		596,601	6.3%

2

	Shares	Market Value^ (000)	Percentage of Net Assets

Producer Durables
D. R. Horton, Inc.	832,531	$31,311	0.3%
Lennar Corp. Class A	383,474	24,331	0.3%
**Other—Producer Durables		510,677	5.4%

		566,319	6.0%

Technology
*Accenture Ltd.	1,690,100	38,315	0.4%
*Juniper Networks, Inc.	1,442,978	36,334	0.4%
*Marvell Technology Group Ltd.	634,221	24,126	0.3%
*Cognizant Technology Solutions Corp.	414,767	19,548	0.2%
Microchip Technology, Inc.	635,900	18,835	0.2%
**Other—Technology		800,735	8.4%

		937,893	9.9%

Utilities
MCI Inc.	972,623	25,006	0.3%
*Cablevision Systems NY Group Class A	546,970	17,612	0.2%
**Other—Utilities		469,828	4.9%

		512,446	5.4%

Other
*Berkshire Hathaway Inc. Class A	2,291	191,298	2.0%
*Berkshire Hathaway Inc. Class B	1,942	5,406	0.1%
**Other—Other Securities		61,478	0.6%

		258,182	2.7%

TOTAL COMMON STOCKS
(Cost $7,587,713)		9,438,068	99.6%(1)

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity
Fund, 3.139%†—Note E	341,384,179	341,384	3.6%

	Face
	Amount
	(000)
U.S. Agency Obligations
Federal Home Loan Mortgage Corp.††
(2)3.002%, 7/19/2005	$3,000	2,995	0.0%
(2)3.332%, 10/4/2005	6,000	5,948	0.1%

		8,943	0.1%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $350,327)		350,327	3.7%(1)

TOTAL INVESTMENTS
(Cost $7,938,040)		9,788,395	103.3%

3

Extended Market Index Fund	Market Value^ (000)	Percentage of Net Assets

OTHER ASSETS AND LIABILITIES

Other Assets—Note B	$50,861	0.5%
Security Lending Collateral Payable to Brokers—Note E	(341,384)	-3.6%
Other Liabilities	(21,462)	-0.2%

	(311,985)	-3.3%

NET ASSETS	$9,476,410	100.0%

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
†	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
††	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)	Securities with a value of $8,943,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$8,003,758
Undistributed Net Investment Income	34,449
Accumulated Net Realized Losses	(412,140)
Unrealized Appreciation (Depreciation)
Investment Securities	1,850,355
Futures Contracts	(12)

NET ASSETS	$9,476,410

Investor Shares—Net Assets
Applicable to 172,238,913 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$5,508,445

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$31.98

Admiral Shares—Net Assets
Applicable to 45,392,687 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,452,837

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$32.01

Institutional Shares—Net Assets
Applicable to 68,696,304 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$2,200,335

NET ASSET VALUE PER SHARE—INSTITUTIONAL SHARES	$32.03

VIPER Shares—Net Assets
Applicable to 3,727,635 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$314,793

NET ASSET VALUE PER SHARE—VIPER SHARES	$84.45

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

©2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	F982 082005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.